FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749
Net Assets	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

NET ASSETS, representing:
Accumulation units	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749
	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

Units outstanding	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339

Portfolio shares held	7,565,459	7,054,550	2,134,686	240,805	316,683
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$75,654,592	$79,533,123	$59,587,600	$4,254,809	$5,273,967

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$213,828	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,053,991	1,607,573	2,243,028	123,810	146,107
NET INVESTMENT INCOME (LOSS)	(840,163)	(1,607,573)	(2,243,028)	(123,810)	(146,107)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,980,530	17,985,683	688,154	928,986
Net change in unrealized appreciation (depreciation) on investments	—	4,224,066	22,798,445	35,245	171,816
NET GAIN (LOSS) ON INVESTMENTS	—	9,204,596	40,784,128	723,399	1,100,802

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(840,163)	$7,597,023	$38,541,100	$599,589	$954,695
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074
Net Assets	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

NET ASSETS, representing:
Accumulation units	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074
	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

Units outstanding	46,148,178	19,358,708	490,858	63,156,295	13,540,109

Portfolio shares held	4,742,009	18,231,685	101,441	4,774,703	1,085,020
Portfolio net asset value per share	$37.28	$6.18	$27.33	$87.66	$48.06
Investment in portfolio shares, at cost	$92,847,561	$96,096,377	$3,281,630	$237,175,106	$22,453,487

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,529,128	1,681,309	26,880	4,573,342	702,467
NET INVESTMENT INCOME (LOSS)	(2,529,128)	(1,681,309)	(26,880)	(4,573,342)	(702,467)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,593,968	1,517,238	(145,798)	25,967,642	4,485,414
Net change in unrealized appreciation (depreciation) on investments	(9,858,287)	5,572,663	379,125	38,881,287	2,450,552
NET GAIN (LOSS) ON INVESTMENTS	3,735,681	7,089,901	233,327	64,848,929	6,935,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,206,553	$5,408,592	$206,447	$60,275,587	$6,233,499
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592
Net Assets	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

NET ASSETS, representing:
Accumulation units	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592
	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

Units outstanding	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789

Portfolio shares held	2,884,429	1,419,891	1,039,793	1,803,241	2,016,648
Portfolio net asset value per share	$127.49	$47.76	$17.08	$26.21	$30.43
Investment in portfolio shares, at cost	$70,992,156	$35,991,205	$14,561,570	$41,341,591	$57,061,549

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$89,882	$1,017,546	$759,107

EXPENSES
Charges for mortality and expense risk, and
for administration	4,603,510	680,816	223,390	613,182	806,997
NET INVESTMENT INCOME (LOSS)	(4,603,510)	(680,816)	(133,508)	404,364	(47,890)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	699,080	1,013,377	13,095,027
Net realized gain (loss) on shares redeemed	54,876,359	4,526,906	257,361	248,061	1,376,261
Net change in unrealized appreciation (depreciation) on investments	90,232,978	2,388,806	1,200,033	(2,638,722)	(7,883,995)
NET GAIN (LOSS) ON INVESTMENTS	145,109,337	6,915,712	2,156,474	(1,377,284)	6,587,293

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$140,505,827	$6,234,896	$2,022,966	$(972,920)	$6,539,403
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328
Net Assets	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

NET ASSETS, representing:
Accumulation units	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328
	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

Units outstanding	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300

Portfolio shares held	1,215,948	1,321,994	485,582	1,002,954	1,694,837
Portfolio net asset value per share	$49.35	$38.21	$32.87	$73.81	$11.17
Investment in portfolio shares, at cost	$36,587,419	$42,164,314	$11,057,615	$34,509,995	$13,119,726

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$289,888	$591,971	$111,101	$—	$408,336

EXPENSES
Charges for mortality and expense risk, and
for administration	756,217	614,102	216,800	945,621	250,268
NET INVESTMENT INCOME (LOSS)	(466,329)	(22,131)	(105,699)	(945,621)	158,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,335,255	—	612,440	4,371,226	492,289
Net realized gain (loss) on shares redeemed	3,082,014	(210,176)	835,534	6,007,764	834,776
Net change in unrealized appreciation (depreciation) on investments	8,108,003	6,267,755	814,156	8,733,117	(2,110,795)
NET GAIN (LOSS) ON INVESTMENTS	15,525,272	6,057,579	2,262,130	19,112,107	(783,730)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,058,943	$6,035,448	$2,156,431	$18,166,486	$(625,662)
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172
Net Assets	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

NET ASSETS, representing:
Accumulation units	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172
	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

Units outstanding	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299

Portfolio shares held	1,226,336	854,089	2,204,421	138,881	2,361,577
Portfolio net asset value per share	$23.11	$49.83	$9.17	$71.51	$28.39
Investment in portfolio shares, at cost	$23,366,553	$11,990,854	$21,239,835	$6,405,322	$32,002,882

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$128,184	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	330,880	540,235	263,987	129,157	930,675
NET INVESTMENT INCOME (LOSS)	(330,880)	(540,235)	(135,803)	(129,157)	(930,675)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,093,647	—	512,734	774,885	—
Net realized gain (loss) on shares redeemed	(184,655)	6,109,653	(780,090)	806,288	5,155,959
Net change in unrealized appreciation (depreciation) on investments	7,772,500	4,531,957	2,056,823	1,319,628	(5,072,861)
NET GAIN (LOSS) ON INVESTMENTS	10,681,492	10,641,610	1,789,467	2,900,801	83,098

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,350,612	$10,101,375	$1,653,664	$2,771,644	$(847,577)
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797
Net Assets	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

NET ASSETS, representing:
Accumulation units	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797
	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

Units outstanding	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124

Portfolio shares held	222,886	4,077,866	2,624,775	15,893,231	61,080,250
Portfolio net asset value per share	$47.78	$27.68	$12.26	$14.05	$23.15
Investment in portfolio shares, at cost	$6,156,410	$31,372,314	$16,985,865	$180,162,531	$1,039,349,482

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$34,572	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	159,932	1,551,982	448,024	2,806,579	19,744,665
NET INVESTMENT INCOME (LOSS)	(125,360)	(1,551,982)	(448,024)	(2,806,579)	(19,744,665)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	822,765	—	—	—	—
Net realized gain (loss) on shares redeemed	851,963	16,487,015	2,342,884	18,009,393	140,810,732
Net change in unrealized appreciation (depreciation) on investments	1,098,738	22,675,965	5,769,272	(29,458,855)	(8,485,893)
NET GAIN (LOSS) ON INVESTMENTS	2,773,466	39,162,980	8,112,156	(11,449,462)	132,324,839

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,648,106	$37,610,998	$7,664,132	$(14,256,041)	$112,580,174

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259
Net Assets	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

NET ASSETS, representing:
Accumulation units	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259
	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

Units outstanding	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478

Portfolio shares held	41,075,558	19,048,418	6,571,551	4,059,568	4,313,082
Portfolio net asset value per share	$17.58	$11.68	$32.62	$24.15	$29.22
Investment in portfolio shares, at cost	$590,367,990	$186,049,072	$120,736,623	$74,314,877	$94,621,047

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	8,110,154	2,509,233	2,434,956	1,174,824	1,399,795
NET INVESTMENT INCOME (LOSS)	(8,110,154)	(2,509,233)	(2,434,956)	(1,174,824)	(1,399,795)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(38,575,569)	12,986,622	24,906,149	(3,601,805)	(5,313,281)
Net change in unrealized appreciation (depreciation) on investments	42,550,839	(6,795,566)	26,397,161	(790,394)	5,272,847
NET GAIN (LOSS) ON INVESTMENTS	3,975,270	6,191,056	51,303,310	(4,392,199)	(40,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,134,884)	$3,681,823	$48,868,354	$(5,567,023)	$(1,440,229)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073
Net Assets	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

NET ASSETS, representing:
Accumulation units	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073
	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

Units outstanding	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536

Portfolio shares held	43,901,546	13,773,615	5,519,308	6,742,608	9,820,337
Portfolio net asset value per share	$15.83	$33.17	$84.06	$43.54	$34.67
Investment in portfolio shares, at cost	$408,363,749	$293,179,907	$250,260,344	$177,945,823	$259,073,540

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	8,089,603	4,422,318	5,877,151	3,236,395	3,933,882
NET INVESTMENT INCOME (LOSS)	(8,089,603)	(4,422,318)	(5,877,151)	(3,236,395)	(3,933,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,702,800	16,696,352	92,696,121	39,212,927	(7,997,748)
Net change in unrealized appreciation (depreciation) on investments	83,075,277	(15,865,318)	12,247,002	26,906,711	(1,436,436)
NET GAIN (LOSS) ON INVESTMENTS	163,778,077	831,034	104,943,123	66,119,638	(9,434,184)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$155,688,474	$(3,591,284)	$99,065,972	$62,883,243	$(13,368,066)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378
Net Assets	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

NET ASSETS, representing:
Accumulation units	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378
	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

Units outstanding	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033

Portfolio shares held	17,555,057	6,770,305	10,740,131	303,949,819	15,984,182
Portfolio net asset value per share	$11.61	$33.09	$22.02	$37.71	$27.54
Investment in portfolio shares, at cost	$193,499,602	$179,547,339	$196,899,409	$7,661,851,291	$292,662,232

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,528,236	2,805,515	2,835,785	154,178,554	5,015,381
NET INVESTMENT INCOME (LOSS)	(2,528,236)	(2,805,515)	(2,835,785)	(154,178,554)	(5,015,381)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,842,130	13,617,791	(30,728,171)	1,147,082,495	39,269,665
Net change in unrealized appreciation (depreciation) on investments	1,632,449	(37,569,457)	17,247,658	(127,528,069)	1,863,141
NET GAIN (LOSS) ON INVESTMENTS	5,474,579	(23,951,666)	(13,480,513)	1,019,554,426	41,132,806

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,946,343	$(26,757,181)	$(16,316,298)	$865,375,872	$36,117,425

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648
Net Assets	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

NET ASSETS, representing:
Accumulation units	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648
	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

Units outstanding	14,571,025	—	92,866,838	462,882,896	185,426,353

Portfolio shares held	6,450,262	—	79,868,757	390,671,089	159,533,491
Portfolio net asset value per share	$36.57	$—	$18.58	$24.68	$16.80
Investment in portfolio shares, at cost	$173,896,029	$—	$1,102,320,561	$6,308,569,877	$2,160,634,520

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	11/13/2020**	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,968,338	1,645,923	21,094,662	129,941,761	37,774,364
NET INVESTMENT INCOME (LOSS)	(2,968,338)	(1,645,923)	(21,094,662)	(129,941,761)	(37,774,364)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,134,546	(1,994,623)	147,868,890	880,978,180	170,987,880
Net change in unrealized appreciation (depreciation) on investments	11,321,997	(6,373,925)	(107,158,142)	(18,526,117)	(126,621,270)
NET GAIN (LOSS) ON INVESTMENTS	16,456,543	(8,368,548)	40,710,748	862,452,063	44,366,610

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,488,205	$(10,014,471)	$19,616,086	$732,510,302	$6,592,246

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675
Net Assets	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

NET ASSETS, representing:
Accumulation units	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675
	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

Units outstanding	406,938,794	272,148,920	199,009,445	677,603,408	320,430,398

Portfolio shares held	338,694,107	223,481,960	188,245,956	651,725,853	268,237,873
Portfolio net asset value per share	$22.89	$19.70	$17.88	$19.34	$23.94
Investment in portfolio shares, at cost	$4,982,820,293	$3,250,658,223	$2,408,180,647	$9,804,643,573	$4,208,970,363

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	105,235,115	64,200,588	45,631,302	166,781,024	87,530,283
NET INVESTMENT INCOME (LOSS)	(105,235,115)	(64,200,588)	(45,631,302)	(166,781,024)	(87,530,283)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	690,644,680	349,994,372	301,764,633	594,959,298	761,246,134
Net change in unrealized appreciation (depreciation) on investments	(2,077,094)	(13,532,834)	(123,051,202)	(349,551,882)	(297,687,808)
NET GAIN (LOSS) ON INVESTMENTS	688,567,586	336,461,538	178,713,431	245,407,416	463,558,326

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$583,332,471	$272,260,950	$133,082,129	$78,626,392	$376,028,043
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112
Net Assets	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

NET ASSETS, representing:
Accumulation units	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112
	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

Units outstanding	26,176,568	42,575,497	9,192,141	124,641,967	10,617,433

Portfolio shares held	18,569,579	394,114,367	4,538,804	102,489,956	6,243,512
Portfolio net asset value per share	$64.52	$1.00	$78.72	$15.89	$21.33
Investment in portfolio shares, at cost	$636,802,454	$394,114,367	$190,699,464	$1,428,324,618	$111,429,229

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$539,472	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,025,562	4,289,793	3,913,563	21,798,666	1,525,665
NET INVESTMENT INCOME (LOSS)	(14,025,562)	(3,750,321)	(3,913,563)	(21,798,666)	(1,525,665)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	189,329,065	—	35,785,699	112,714,277	(4,121,595)
Net change in unrealized appreciation (depreciation) on investments	130,885,464	—	74,775,065	(3,140,794)	908,652
NET GAIN (LOSS) ON INVESTMENTS	320,214,529	—	110,560,764	109,573,483	(3,212,943)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$306,188,967	$(3,750,321)	$106,647,201	$87,774,817	$(4,738,608)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420
Net Assets	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

NET ASSETS, representing:
Accumulation units	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420
	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

Units outstanding	14,819,852	67,532,977	94,750,142	4,067,443	24,148,345

Portfolio shares held	11,851,229	118,714,573	90,864,736	4,870,130	25,572,334
Portfolio net asset value per share	$26.96	$9.69	$15.20	$14.50	$10.25
Investment in portfolio shares, at cost	$189,405,652	$1,078,653,836	$1,194,337,441	$58,331,455	$204,724,987

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,010,594	68,612,284	16,769,112	864,599	2,739,757
NET INVESTMENT INCOME (LOSS)	(3,010,594)	(68,612,284)	(16,769,112)	(864,599)	(2,739,757)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	28,215,396	1,533,128,348	71,855,848	2,490,179	(14,254,274)
Net change in unrealized appreciation (depreciation) on investments	40,956,176	(25,629,094)	16,143,223	(4,891,375)	33,758,643
NET GAIN (LOSS) ON INVESTMENTS	69,171,572	1,507,499,254	87,999,071	(2,401,196)	19,504,369

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$66,160,978	$1,438,886,970	$71,229,959	$(3,265,795)	$16,764,612

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203
Net Assets	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

NET ASSETS, representing:
Accumulation units	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203
	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

Units outstanding	14,037,719	235,816,565	137,600,497	142,027,343	29,094

Portfolio shares held	12,721,912	219,885,507	124,985,447	127,245,149	15,840
Portfolio net asset value per share	$25.64	$18.21	$20.38	$16.65	$76.15
Investment in portfolio shares, at cost	$231,917,289	$2,845,771,573	$1,776,631,119	$1,664,492,265	$1,157,582

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,666,078	52,792,265	33,015,693	28,009,931	8,684
NET INVESTMENT INCOME (LOSS)	(3,666,078)	(52,792,265)	(33,015,693)	(28,009,931)	(8,684)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	269,290
Net realized gain (loss) on shares redeemed	5,639,771	347,160,988	233,352,316	129,887,308	(7,361)
Net change in unrealized appreciation (depreciation) on investments	346,384	36,045,721	4,114,003	(8,401,210)	(42,933)
NET GAIN (LOSS) ON INVESTMENTS	5,986,155	383,206,709	237,466,319	121,486,098	218,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,320,077	$330,414,444	$204,450,626	$93,476,167	$210,312

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$505,981	$687,905	$2,470,657	$563,133	$901,015
Net Assets	$505,981	$687,905	$2,470,657	$563,133	$901,015

NET ASSETS, representing:
Accumulation units	$505,981	$687,905	$2,470,657	$563,133	$901,015
	$505,981	$687,905	$2,470,657	$563,133	$901,015

Units outstanding	18,556	46,066	76,774	20,849	35,524

Portfolio shares held	8,136	16,532	32,741	6,210	18,897
Portfolio net asset value per share	$62.19	$41.61	$75.46	$90.68	$47.68
Investment in portfolio shares, at cost	$389,905	$603,566	$2,272,300	$425,041	$766,535

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,065	$4,540	$—	$948	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,403	8,744	22,606	5,783	9,092
NET INVESTMENT INCOME (LOSS)	(2,338)	(4,204)	(22,606)	(4,835)	(9,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,068	49,354	274,453	10,493	72,700
Net realized gain (loss) on shares redeemed	(107,956)	(10,547)	(601)	(5,611)	(46,783)
Net change in unrealized appreciation (depreciation) on investments	178,031	(71,613)	(20,269)	81,282	139,818
NET GAIN (LOSS) ON INVESTMENTS	74,143	(32,806)	253,583	86,164	165,735

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,805	$(37,010)	$230,977	$81,329	$156,643

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
ASSETS
Investment in the portfolios, at fair value	$610,600	$324,060	$717,230	$237,573	$103,659
Net Assets	$610,600	$324,060	$717,230	$237,573	$103,659

NET ASSETS, representing:
Accumulation units	$610,600	$324,060	$717,230	$237,573	$103,659
	$610,600	$324,060	$717,230	$237,573	$103,659

Units outstanding	31,311	19,400	24,296	11,820	8,491

Portfolio shares held	15,513	5,573	19,618	5,600	3,214
Portfolio net asset value per share	$39.36	$58.15	$36.56	$42.42	$32.25
Investment in portfolio shares, at cost	$553,538	$321,304	$628,514	$208,709	$96,398
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$2,236	$4,911	$—	$62	$804

EXPENSES
Charges for mortality and expense risk, and
for administration	5,978	3,398	5,689	2,690	1,100
NET INVESTMENT INCOME (LOSS)	(3,742)	1,513	(5,689)	(2,628)	(296)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	44,758	9,019	78,246	28,651	—
Net realized gain (loss) on shares redeemed	(93,210)	(26,754)	(90,324)	(35,634)	(6,959)
Net change in unrealized appreciation (depreciation) on investments	20,238	(12,304)	95,528	8,963	10,651
NET GAIN (LOSS) ON INVESTMENTS	(28,214)	(30,039)	83,450	1,980	3,692

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(31,956)	$(28,526)	$77,761	$(648)	$3,396
The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$562,637	$1,485,827	$1,300,761	$451,663,857	$—
Net Assets	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

NET ASSETS, representing:
Accumulation units	$562,637	$1,485,827	$1,300,761	$451,663,857	$—
	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

Units outstanding	28,794	45,010	68,611	10,531,917	—

Portfolio shares held	15,056	19,239	32,118	7,238,203	—
Portfolio net asset value per share	$37.37	$77.23	$40.50	$62.40	$—
Investment in portfolio shares, at cost	$632,248	$1,128,651	$1,260,252	$260,771,718	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020**

INVESTMENT INCOME
Dividend income	$8,704	$—	$13,736	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,222	17,586	12,939	4,371,143	514,948
NET INVESTMENT INCOME (LOSS)	2,482	(17,586)	797	(4,371,143)	(514,948)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	121,469	126,829	164,034	—	—
Net realized gain (loss) on shares redeemed	(12,673)	3,359	1,012	50,882,209	1,611,267
Net change in unrealized appreciation (depreciation) on investments	(145,499)	187,615	(173,360)	92,543,648	(920,802)
NET GAIN (LOSS) ON INVESTMENTS	(36,703)	317,803	(8,314)	143,425,857	690,465

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(34,221)	$300,217	$(7,517)	$139,054,714	$175,517

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$64,272,869	$125,448	$752,655	$416,687	$16,238,770
Net Assets	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

NET ASSETS, representing:
Accumulation units	$64,272,869	$125,448	$752,655	$416,687	$16,238,770
	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

Units outstanding	5,012,244	6,751	99,176	9,877	1,310,460

Portfolio shares held	4,007,037	67,810	17,802	27,146	1,075,415
Portfolio net asset value per share	$16.04	$1.85	$42.28	$15.35	$15.10
Investment in portfolio shares, at cost	$62,498,868	$203,009	$451,258	$238,889	$15,333,785

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$3,365	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,129,357	1,859	11,190	6,099	386,051
NET INVESTMENT INCOME (LOSS)	(1,129,357)	1,506	(11,190)	(6,099)	(386,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	52,983	19,942	—
Net realized gain (loss) on shares redeemed	819,798	(34,224)	49,185	45,748	1,725,768
Net change in unrealized appreciation (depreciation) on investments	759,053	29,818	148,684	111,512	(761,656)
NET GAIN (LOSS) ON INVESTMENTS	1,578,851	(4,406)	250,852	177,202	964,112

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$449,494	$(2,900)	$239,662	$171,103	$578,061

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990
Net Assets	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

NET ASSETS, representing:
Accumulation units	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990
	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

Units outstanding	75,101,538	130,978,783	36,822	35,983,698	414,632

Portfolio shares held	59,182,232	112,926,761	37,800	31,587,981	348,800
Portfolio net asset value per share	$21.11	$16.36	$29.48	$14.20	$12.93
Investment in portfolio shares, at cost	$897,850,616	$1,373,428,338	$788,356	$401,470,606	$3,850,441

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$6,960	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,069,845	25,452,682	17,374	4,841,167	119,843
NET INVESTMENT INCOME (LOSS)	(12,069,845)	(25,452,682)	(10,414)	(4,841,167)	(119,843)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	75,495	—	—
Net realized gain (loss) on shares redeemed	83,834,786	121,398,522	101,629	17,725,168	431,306
Net change in unrealized appreciation (depreciation) on investments	45,354,629	(76,456,249)	31,039	6,213,125	(2,060)
NET GAIN (LOSS) ON INVESTMENTS	129,189,415	44,942,273	208,163	23,938,293	429,246

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$117,119,570	$19,489,591	$197,749	$19,097,126	$309,403
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—
Net Assets	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

NET ASSETS, representing:
Accumulation units	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—
	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

Units outstanding	54,398,886	825,020	11,094,781	131,693	—

Portfolio shares held	47,133,337	757,750	9,428,792	112,651	—
Portfolio net asset value per share	$19.14	$13.13	$24.27	$12.68	$—
Investment in portfolio shares, at cost	$676,431,391	$8,570,777	$181,253,578	$1,344,246	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	8/14/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,391,899	72,717	2,494,133	95,802	155,184
NET INVESTMENT INCOME (LOSS)	(10,391,899)	(72,717)	(2,494,133)	(95,802)	(155,184)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,268,742	106,516	3,234,407	629,329	1,887,847
Net change in unrealized appreciation (depreciation) on investments	44,850,776	494,586	2,590,383	(215,599)	(2,356,960)
NET GAIN (LOSS) ON INVESTMENTS	65,119,518	601,102	5,824,790	413,730	(469,113)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,727,619	$528,385	$3,330,657	$317,928	$(624,297)

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487
Net Assets	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

NET ASSETS, representing:
Accumulation units	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487
	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

Units outstanding	9,007,153	1,200,377,231	—	2,174,725	220,420

Portfolio shares held	7,794,048	1,032,550,936	—	1,799,276	190,794
Portfolio net asset value per share	$23.04	$15.58	$—	$24.03	$14.72
Investment in portfolio shares, at cost	$139,060,609	$11,801,131,520	$—	$35,504,632	$2,652,692

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	8/14/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,112,259	291,031,380	111,117	215,991	169,967
NET INVESTMENT INCOME (LOSS)	(2,112,259)	(291,031,380)	(111,117)	(215,991)	(169,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,767,544	100,788,814	4,607,475	931,561	1,484,262
Net change in unrealized appreciation (depreciation) on investments	(4,850,236)	1,736,183,433	(4,605,083)	3,473,415	(428,241)
NET GAIN (LOSS) ON INVESTMENTS	3,917,308	1,836,972,247	2,392	4,404,976	1,056,021

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,805,049	$1,545,940,867	$(108,725)	$4,188,985	$886,054

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,080,473,390	$—	$142,737,411	$108,310,937	$—
Net Assets	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

NET ASSETS, representing:
Accumulation units	$3,080,473,390	$—	$142,737,411	$108,310,937	$—
	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

Units outstanding	188,340,685	—	8,977,352	7,540,416	—

Portfolio shares held	171,042,387	—	8,245,951	6,969,816	—
Portfolio net asset value per share	$18.01	$—	$17.31	$15.54	$—
Investment in portfolio shares, at cost	$2,307,332,484	$—	$103,722,211	$84,320,571	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	4/24/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	34,109,688	73,929	691,511	556,075	36,102
NET INVESTMENT INCOME (LOSS)	(34,109,688)	(73,929)	(691,511)	(556,075)	(36,102)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(44,268,961)	2,182,923	2,087,205	1,497,190	(491,429)
Net change in unrealized appreciation (depreciation) on investments	262,920,743	(6,737,459)	22,220,998	9,323,484	(989,150)
NET GAIN (LOSS) ON INVESTMENTS	218,651,782	(4,554,536)	24,308,203	10,820,674	(1,480,579)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$184,542,094	$(4,628,465)	$23,616,692	$10,264,599	$(1,516,681)

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$—	$—	$—
Net Assets	$—	$—	$—	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—

Units outstanding	—	—	—	—	—

Portfolio shares held	—	—	—	—	—
Portfolio net asset value per share	$—	$—	$—	$—	$—
Investment in portfolio shares, at cost	$—	$—	$—	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**	11/13/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	68,610	73,478	8,903	25,188	51,442
NET INVESTMENT INCOME (LOSS)	(68,610)	(73,478)	(8,903)	(25,188)	(51,442)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	528,767	2,787,479	440,506	1,391,430	532,174
Net change in unrealized appreciation (depreciation) on investments	(8,353,309)	(3,394,607)	128,745	(1,610,915)	(290,426)
NET GAIN (LOSS) ON INVESTMENTS	(7,824,542)	(607,128)	569,251	(219,485)	241,748

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(7,893,152)	$(680,606)	$560,348	$(244,673)	$190,306

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$513,153,049	$9,088,942	$—	$—	$199,922,121
Net Assets	$513,153,049	$9,088,942	$—	$—	$199,922,121

NET ASSETS, representing:
Accumulation units	$513,153,049	$9,088,942	$—	$—	$199,922,121
	$513,153,049	$9,088,942	$—	$—	$199,922,121

Units outstanding	38,487,233	811,455	—	—	18,520,705

Portfolio shares held	35,389,865	712,858	—	—	16,227,445
Portfolio net asset value per share	$14.50	$12.75	$—	$—	$12.32
Investment in portfolio shares, at cost	$409,876,949	$8,240,792	$—	$—	$197,897,150

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,782,362	429,082	30,174	19,798	301,390
NET INVESTMENT INCOME (LOSS)	(5,782,362)	(429,082)	(30,174)	(19,798)	(301,390)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,685,028)	4,340,193	518,759	459,760	91,625
Net change in unrealized appreciation (depreciation) on investments	24,384,060	(1,471,608)	(326,968)	(180,052)	1,800,035
NET GAIN (LOSS) ON INVESTMENTS	6,699,032	2,868,585	191,791	279,708	1,891,660

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$916,670	$2,439,503	$161,617	$259,910	$1,590,270

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$—	$10,110,038	$—	$65,021,641	$21,174,753
Net Assets	$—	$10,110,038	$—	$65,021,641	$21,174,753

NET ASSETS, representing:
Accumulation units	$—	$10,110,038	$—	$65,021,641	$21,174,753
	$—	$10,110,038	$—	$65,021,641	$21,174,753

Units outstanding	—	848,093	—	4,459,269	1,657,537

Portfolio shares held	—	751,676	—	3,991,507	1,875,532
Portfolio net asset value per share	$—	$13.45	$—	$16.29	$11.29
Investment in portfolio shares, at cost	$—	$8,806,624	$—	$57,000,101	$19,569,317

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$745,279	$668,043

EXPENSES
Charges for mortality and expense risk, and
for administration	18,018	48,873	17,552	322,903	123,182
NET INVESTMENT INCOME (LOSS)	(18,018)	(48,873)	(17,552)	422,376	544,861

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	3,603,840	—
Net realized gain (loss) on shares redeemed	778,093	(77,812)	512,093	243,826	(59,968)
Net change in unrealized appreciation (depreciation) on investments	(580,052)	689,053	(320,509)	6,432,217	445,009
NET GAIN (LOSS) ON INVESTMENTS	198,041	611,241	191,584	10,279,883	385,041

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$180,023	$562,368	$174,032	$10,702,259	$929,902

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533
Net Assets	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

NET ASSETS, representing:
Accumulation units	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533
	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

Units outstanding	1,049,495	418,305	41	3,155	89,194,772

Portfolio shares held	948,175	414,783	38	2,924	86,163,687
Portfolio net asset value per share	$12.63	$14.74	$12.81	$12.85	$14.25
Investment in portfolio shares, at cost	$11,359,676	$4,588,786	$482	$35,462	$925,077,008

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$80,255	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	286,037	84,121	28,881	61,046	12,405,304
NET INVESTMENT INCOME (LOSS)	(286,037)	(3,866)	(28,881)	(61,046)	(12,405,304)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,668,736	151,518	1,337,572	1,306,738	(41,222,916)
Net change in unrealized appreciation (depreciation) on investments	(2,235,742)	397,556	(744,323)	(15,488)	207,453,953
NET GAIN (LOSS) ON INVESTMENTS	2,432,994	549,074	593,249	1,291,250	166,231,037

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,146,957	$545,208	$564,368	$1,230,204	$153,825,733

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984
Net Assets	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

NET ASSETS, representing:
Accumulation units	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984
	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

Units outstanding	3,435,015	19,637,368	15,395,101	315,002	274,048

Portfolio shares held	3,307,531	19,105,864	15,005,844	309,627	269,377
Portfolio net asset value per share	$13.10	$14.63	$13.81	$10.93	$10.94
Investment in portfolio shares, at cost	$41,150,941	$218,916,635	$168,442,416	$3,286,184	$2,861,896

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,495,295	2,796,143	2,031,924	14,589	12,034
NET INVESTMENT INCOME (LOSS)	(1,495,295)	(2,796,143)	(2,031,924)	(14,589)	(12,034)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,966,340	(15,521,590)	(7,854,637)	(2,043)	(2,189)
Net change in unrealized appreciation (depreciation) on investments	2,296,752	47,550,559	30,588,401	96,893	83,703
NET GAIN (LOSS) ON INVESTMENTS	9,263,092	32,028,969	22,733,764	94,850	81,514

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,767,797	$29,232,826	$20,701,840	$80,261	$69,480

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
ASSETS
Investment in the portfolios, at fair value	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690
Net Assets	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

NET ASSETS, representing:
Accumulation units	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690
	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

Units outstanding	405,948	578,164	350,158	824,500	5,311,877

Portfolio shares held	398,997	568,233	344,220	811,617	5,204,831
Portfolio net asset value per share	$10.93	$10.96	$11.18	$11.84	$11.32
Investment in portfolio shares, at cost	$4,262,309	$6,017,322	$3,762,295	$7,520,199	$59,530,873

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/2/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,757	27,625	12,914	83,154	536,377
NET INVESTMENT INCOME (LOSS)	(12,757)	(27,625)	(12,914)	(83,154)	(536,377)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(380)	2,291	(2,624)	(464,972)	184,447
Net change in unrealized appreciation (depreciation) on investments	97,227	205,497	84,999	2,081,056	(612,182)
NET GAIN (LOSS) ON INVESTMENTS	96,847	207,788	82,375	1,616,084	(427,735)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$84,090	$180,163	$69,461	$1,532,930	$(964,112)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$11,057	$108,464	$27,012	$50,725	$7,122
Net Assets	$11,057	$108,464	$27,012	$50,725	$7,122

NET ASSETS, representing:
Accumulation units	$11,057	$108,464	$27,012	$50,725	$7,122
	$11,057	$108,464	$27,012	$50,725	$7,122

Units outstanding	912	7,092	2,037	4,771	512

Portfolio shares held	230	1,399	262	3,600	264
Portfolio net asset value per share	$48.17	$77.54	$103.00	$14.09	$26.96
Investment in portfolio shares, at cost	$10,838	$101,816	$25,870	$50,878	$6,746

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$4	$—	$—	$885	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4	55	41	57	2
NET INVESTMENT INCOME (LOSS)	—	(55)	(41)	828	(2)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1	389	314	4	—
Net realized gain (loss) on shares redeemed	—	61	(2)	(1)	—
Net change in unrealized appreciation (depreciation) on investments	219	6,648	1,142	(153)	376
NET GAIN (LOSS) ON INVESTMENTS	220	7,098	1,454	(150)	376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$220	$7,043	$1,413	$678	$374

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$935,266	$57,195	$51,739	$2,954	$14,751
Net Assets	$935,266	$57,195	$51,739	$2,954	$14,751

NET ASSETS, representing:
Accumulation units	$935,266	$57,195	$51,739	$2,954	$14,751
	$935,266	$57,195	$51,739	$2,954	$14,751

Units outstanding	86,929	5,429	4,566	286	1,299

Portfolio shares held	35,944	4,051	962	132	572
Portfolio net asset value per share	$26.02	$14.12	$53.76	$22.40	$25.77
Investment in portfolio shares, at cost	$923,691	$56,401	$48,341	$2,950	$14,628

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	138	18	68	—	3
NET INVESTMENT INCOME (LOSS)	(138)	(18)	(68)	—	(3)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	2	8	—	—
Net change in unrealized appreciation (depreciation) on investments	11,576	793	3,398	4	124
NET GAIN (LOSS) ON INVESTMENTS	11,582	795	3,406	4	124

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,444	$777	$3,338	$4	$121

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,661	$25,811	$71,366	$131,562	$61,813
Net Assets	$28,661	$25,811	$71,366	$131,562	$61,813

NET ASSETS, representing:
Accumulation units	$28,661	$25,811	$71,366	$131,562	$61,813
	$28,661	$25,811	$71,366	$131,562	$61,813

Units outstanding	3,253	2,478	6,340	11,386	5,761

Portfolio shares held	2,306	2,015	3,106	2,709	2,407
Portfolio net asset value per share	$12.43	$12.81	$22.98	$48.56	$25.68
Investment in portfolio shares, at cost	$28,321	$25,735	$68,278	$121,790	$59,937

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23	6	48	534	71
NET INVESTMENT INCOME (LOSS)	(23)	(6)	(48)	(534)	(71)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	—	2	20,081	3
Net change in unrealized appreciation (depreciation) on investments	340	76	3,087	9,773	1,876
NET GAIN (LOSS) ON INVESTMENTS	340	76	3,089	29,854	1,879

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$317	$70	$3,041	$29,320	$1,808

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,346	$11,283	$6,043	$51,511	$30,791
Net Assets	$75,346	$11,283	$6,043	$51,511	$30,791

NET ASSETS, representing:
Accumulation units	$75,346	$11,283	$6,043	$51,511	$30,791
	$75,346	$11,283	$6,043	$51,511	$30,791

Units outstanding	6,933	862	583	4,647	2,974

Portfolio shares held	2,653	314	744	1,587	2,769
Portfolio net asset value per share	$28.40	$35.94	$8.12	$32.45	$11.12
Investment in portfolio shares, at cost	$71,404	$9,721	$5,991	$49,130	$30,645

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	123	24	3	59	22
NET INVESTMENT INCOME (LOSS)	(123)	(24)	(3)	(59)	(22)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5	4	—	10	—
Net change in unrealized appreciation (depreciation) on investments	3,942	1,562	52	2,381	147
NET GAIN (LOSS) ON INVESTMENTS	3,947	1,566	52	2,391	147

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,824	$1,542	$49	$2,332	$125

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$285,711	$80,293	$43,135	$334,716	$24,708
Net Assets	$285,711	$80,293	$43,135	$334,716	$24,708

NET ASSETS, representing:
Accumulation units	$285,711	$80,293	$43,135	$334,716	$24,708
	$285,711	$80,293	$43,135	$334,716	$24,708

Units outstanding	26,092	7,489	4,051	24,143	2,241

Portfolio shares held	10,782	5,595	3,628	2,784	446
Portfolio net asset value per share	$26.50	$14.35	$11.89	$120.21	$55.38
Investment in portfolio shares, at cost	$282,606	$80,159	$43,236	$316,805	$24,210

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,631	$1,095	$672	$594	$63

EXPENSES
Charges for mortality and expense risk, and
for administration	157	68	91	224	13
NET INVESTMENT INCOME (LOSS)	3,474	1,027	581	370	50

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	(11)	(1)	134	—
Net change in unrealized appreciation (depreciation) on investments	3,105	134	(101)	17,911	499
NET GAIN (LOSS) ON INVESTMENTS	3,111	123	(102)	18,045	499

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,585	$1,150	$479	$18,415	$549

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$21,599	$299,495	$49,081	$308,942	$20,785
Net Assets	$21,599	$299,495	$49,081	$308,942	$20,785

NET ASSETS, representing:
Accumulation units	$21,599	$299,495	$49,081	$308,942	$20,785
	$21,599	$299,495	$49,081	$308,942	$20,785

Units outstanding	2,005	28,703	3,788	29,722	1,759

Portfolio shares held	1,656	22,054	4,742	26,451	1,066
Portfolio net asset value per share	$13.04	$13.58	$10.35	$11.68	$19.49
Investment in portfolio shares, at cost	$21,777	$287,488	$49,289	$299,633	$20,196

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$316	$6,284	—	$1,259	$239

EXPENSES
Charges for mortality and expense risk, and
for administration	39	100	9	104	32
NET INVESTMENT INCOME (LOSS)	277	6,184	(9)	1,155	207

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,191	629	8,781	790
Net realized gain (loss) on shares redeemed	—	24	(1)	19	1
Net change in unrealized appreciation (depreciation) on investments	(178)	12,007	(208)	9,309	589
NET GAIN (LOSS) ON INVESTMENTS	(178)	15,222	420	18,109	1,380

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$99	$21,406	$411	$19,264	$1,587

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$23,863	$17,369	$14,952	$4,878	$119,386
Net Assets	$23,863	$17,369	$14,952	$4,878	$119,386

NET ASSETS, representing:
Accumulation units	$23,863	$17,369	$14,952	$4,878	$119,386
	$23,863	$17,369	$14,952	$4,878	$119,386

Units outstanding	2,379	1,744	1,501	453	10,163

Portfolio shares held	2,245	1,703	564	265	5,126
Portfolio net asset value per share	$10.63	$10.20	$26.52	$18.41	$23.29
Investment in portfolio shares, at cost	$23,841	$17,419	$15,277	$4,865	$114,055

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$6	$52	$299	$73	$1,240

EXPENSES
Charges for mortality and expense risk, and
for administration	21	13	8	7	37
NET INVESTMENT INCOME (LOSS)	(15)	39	291	66	1,203

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	15
Net realized gain (loss) on shares redeemed	—	—	—	627	11
Net change in unrealized appreciation (depreciation) on investments	23	(51)	(325)	13	5,330
NET GAIN (LOSS) ON INVESTMENTS	23	(51)	(325)	640	5,356

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8	$(12)	$(34)	$706	$6,559

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$—	$316,899	$7,086	$—	$11,042
Net Assets	$—	$316,899	$7,086	$—	$11,042

NET ASSETS, representing:
Accumulation units	$—	$316,899	$7,086	$—	$11,042
	$—	$316,899	$7,086	$—	$11,042

Units outstanding	—	26,416	534	—	1,082

Portfolio shares held	—	18,350	480	—	1,143
Portfolio net asset value per share	$34.37	$17.27	$14.75	$12.38	$9.66
Investment in portfolio shares, at cost	$—	$279,344	$6,884	$—	$11,268

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$1,318	$—	$—	$431

EXPENSES
Charges for mortality and expense risk, and
for administration	49	105	—	48	5
NET INVESTMENT INCOME (LOSS)	(49)	1,213	—	(48)	426

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,398	1,508	—	4,139	(1)
Net change in unrealized appreciation (depreciation) on investments	—	37,554	202	—	(226)
NET GAIN (LOSS) ON INVESTMENTS	5,398	39,062	202	4,139	(227)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,349	$40,275	$202	$4,091	$199

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,036	$3,592	$31,335	$309,469	$15,338
Net Assets	$5,036	$3,592	$31,335	$309,469	$15,338

NET ASSETS, representing:
Accumulation units	$5,036	$3,592	$31,335	$309,469	$15,338
	$5,036	$3,592	$31,335	$309,469	$15,338

Units outstanding	431	333	2,649	26,762	1,458

Portfolio shares held	131	154	1,360	7,992	1,299
Portfolio net asset value per share	$38.41	$23.29	$23.04	$38.72	$11.81
Investment in portfolio shares, at cost	$5,054	$3,478	$28,309	$281,750	$15,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$3	$75	$1,202	$480

EXPENSES
Charges for mortality and expense risk, and
for administration	1	2	35	104	9
NET INVESTMENT INCOME (LOSS)	(1)	1	40	1,098	471

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	128
Net realized gain (loss) on shares redeemed	—	—	8	2,631	279
Net change in unrealized appreciation (depreciation) on investments	(18)	114	3,026	27,719	(209)
NET GAIN (LOSS) ON INVESTMENTS	(18)	114	3,034	30,350	198

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(19)	$115	$3,074	$31,448	$669

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$11,409	$—	$5,559	$315,067	$133,025
Net Assets	$11,409	$—	$5,559	$315,067	$133,025

NET ASSETS, representing:
Accumulation units	$11,409	$—	$5,559	$315,067	$133,025
	$11,409	$—	$5,559	$315,067	$133,025

Units outstanding	761	—	498	23,105	12,533

Portfolio shares held	368	—	217	8,608	21,352
Portfolio net asset value per share	$30.99	$18.04	$25.62	$36.60	$6.23
Investment in portfolio shares, at cost	$10,852	$—	$4,556	$302,140	$133,390

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$13	$—	$2,257

EXPENSES
Charges for mortality and expense risk, and
for administration	104	45	6	104	65
NET INVESTMENT INCOME (LOSS)	(104)	(45)	7	(104)	2,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	17	—	—	18,353	—
Net realized gain (loss) on shares redeemed	14,586	3,041	29	25	2
Net change in unrealized appreciation (depreciation) on investments	557	—	1,003	12,927	(365)
NET GAIN (LOSS) ON INVESTMENTS	15,160	3,041	1,032	31,305	(363)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,056	$2,996	$1,039	$31,201	$1,829

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$9,253	$15,082	$64,129	$5,086	$786,833
Net Assets	$9,253	$15,082	$64,129	$5,086	$786,833

NET ASSETS, representing:
Accumulation units	$9,253	$15,082	$64,129	$5,086	$786,833
	$9,253	$15,082	$64,129	$5,086	$786,833

Units outstanding	878	1,184	5,384	432	58,399

Portfolio shares held	1,245	1,193	1,830	203	49,486
Portfolio net asset value per share	$7.43	$12.64	$35.05	$25.06	$15.90
Investment in portfolio shares, at cost	$9,168	$12,887	$61,019	$5,046	$716,786

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$239	$—	$—	$—	$2,879

EXPENSES
Charges for mortality and expense risk, and
for administration	9	16	52	1	1,220
NET INVESTMENT INCOME (LOSS)	230	(16)	(52)	(1)	1,659

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	3,036
Net realized gain (loss) on shares redeemed	—	14	6	—	3,132
Net change in unrealized appreciation (depreciation) on investments	85	2,195	3,110	41	70,047
NET GAIN (LOSS) ON INVESTMENTS	85	2,209	3,116	41	76,215

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$315	$2,193	$3,064	$40	$77,874

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260
Net Assets	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

NET ASSETS, representing:
Accumulation units	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260
	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

Units outstanding	25,909	517,864	11,475	231,293	86,554

Portfolio shares held	14,220	259,614	4,151	296,586	61,341
Portfolio net asset value per share	$24.67	$29.15	$35.99	$11.53	$23.61
Investment in portfolio shares, at cost	$317,465	$6,724,174	$130,999	$3,027,125	$1,234,540

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$210	$—	$434	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	638	13,137	376	5,855	2,211
NET INVESTMENT INCOME (LOSS)	(428)	(13,137)	58	(5,855)	(2,211)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	9,225	—	3,126	120,242	73,082
Net realized gain (loss) on shares redeemed	(2,101)	24,883	(405)	4,368	(1,332)
Net change in unrealized appreciation (depreciation) on investments	33,347	843,573	18,383	392,510	213,720
NET GAIN (LOSS) ON INVESTMENTS	40,471	868,456	21,104	517,120	285,470

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,043	$855,319	$21,162	$511,265	$283,259

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786
Net Assets	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

NET ASSETS, representing:
Accumulation units	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786
	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

Units outstanding	19,993	649,092	316,405	144,129	127,950

Portfolio shares held	8,021	502,752	148,878	50,496	30,083
Portfolio net asset value per share	$32.34	$13.86	$25.50	$34.69	$46.73
Investment in portfolio shares, at cost	$244,737	$6,906,052	$3,539,480	$1,604,122	$1,339,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$394	$127,232	$33,946	$15,352	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	366	14,387	7,038	3,519	1,241
NET INVESTMENT INCOME (LOSS)	28	112,845	26,908	11,833	(1,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,985	—	44,206	18,164	503
Net realized gain (loss) on shares redeemed	(547)	4,866	175	9,531	1,900
Net change in unrealized appreciation (depreciation) on investments	14,647	62,090	256,914	147,601	66,212
NET GAIN (LOSS) ON INVESTMENTS	17,085	66,956	301,295	175,296	68,615

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,113	$179,801	$328,203	$187,129	$67,374

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$4,478,798	$939,667	$953,044	$649,562	$290,476
Net Assets	$4,478,798	$939,667	$953,044	$649,562	$290,476

NET ASSETS, representing:
Accumulation units	$4,478,798	$939,667	$953,044	$649,562	$290,476
	$4,478,798	$939,667	$953,044	$649,562	$290,476

Units outstanding	411,801	84,476	94,062	57,233	23,324

Portfolio shares held	171,865	66,833	81,526	39,729	9,172
Portfolio net asset value per share	$26.06	$14.06	$11.69	$16.35	$31.67
Investment in portfolio shares, at cost	$4,241,406	$884,076	$951,842	$584,851	$255,215

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$35,348	$9,493	$13,360	$3,577	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,548	790	1,033	677	221
NET INVESTMENT INCOME (LOSS)	30,800	8,703	12,327	2,900	(221)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	823	784	(8)	105	62
Net change in unrealized appreciation (depreciation) on investments	237,392	55,591	1,202	64,711	35,261
NET GAIN (LOSS) ON INVESTMENTS	238,215	56,375	1,194	64,816	35,323

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$269,015	$65,078	$13,521	$67,716	$35,102

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,248,404	$1,054,151	$223,850	$707,846	$382,005
Net Assets	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

NET ASSETS, representing:
Accumulation units	$2,248,404	$1,054,151	$223,850	$707,846	$382,005
	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

Units outstanding	183,639	95,286	18,669	59,346	34,015

Portfolio shares held	19,178	19,525	9,628	22,804	12,914
Portfolio net asset value per share	$117.24	$53.99	$23.25	$31.04	$29.58
Investment in portfolio shares, at cost	$1,989,541	$984,520	$198,349	$664,946	$384,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$6,591	$430	$—	$2,455

EXPENSES
Charges for mortality and expense risk, and
for administration	2,093	1,148	219	378	307
NET INVESTMENT INCOME (LOSS)	(2,093)	5,443	211	(378)	2,148

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	23,692
Net realized gain (loss) on shares redeemed	312	920	366	887	(1,323)
Net change in unrealized appreciation (depreciation) on investments	258,863	69,631	25,501	42,900	(2,478)
NET GAIN (LOSS) ON INVESTMENTS	259,175	70,551	25,867	43,787	19,891

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$257,082	$75,994	$26,078	$43,409	$22,039

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$270,232	$22,221	$205,866	$628,652	$317,741
Net Assets	$270,232	$22,221	$205,866	$628,652	$317,741

NET ASSETS, representing:
Accumulation units	$270,232	$22,221	$205,866	$628,652	$317,741
	$270,232	$22,221	$205,866	$628,652	$317,741

Units outstanding	23,989	1,932	17,747	55,794	27,863

Portfolio shares held	27,773	1,651	20,484	53,962	15,059
Portfolio net asset value per share	$9.73	$13.46	$10.05	$11.65	$21.10
Investment in portfolio shares, at cost	$254,691	$22,008	$208,005	$597,720	$310,461

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$3,372	$277	$—	$2,296	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	279	9	175	489	272
NET INVESTMENT INCOME (LOSS)	3,093	268	(175)	1,807	(272)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	172	16,311	14,645	12,263
Net realized gain (loss) on shares redeemed	(1,356)	—	52	632	146
Net change in unrealized appreciation (depreciation) on investments	15,541	213	(2,139)	30,933	7,280
NET GAIN (LOSS) ON INVESTMENTS	14,185	385	14,224	46,210	19,689

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,278	$653	$14,049	$48,017	$19,417

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$3,796,848	$3,514,166	$2,004,572
Net Assets	$3,796,848	$3,514,166	$2,004,572

NET ASSETS, representing:
Accumulation units	$3,796,848	$3,514,166	$2,004,572
	$3,796,848	$3,514,166	$2,004,572

Units outstanding	339,947	283,959	183,935

Portfolio shares held	167,705	46,184	52,352
Portfolio net asset value per share	$22.64	$76.09	$38.29
Investment in portfolio shares, at cost	$3,626,914	$3,200,490	$1,946,561

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$22,548	$—	$6,825

EXPENSES
Charges for mortality and expense risk, and
for administration	2,810	2,840	1,758
NET INVESTMENT INCOME (LOSS)	19,738	(2,840)	5,067

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	328	24,754	20,651
Net realized gain (loss) on shares redeemed	3,292	954	265
Net change in unrealized appreciation (depreciation) on investments	169,935	313,676	58,011
NET GAIN (LOSS) ON INVESTMENTS	173,555	339,384	78,927

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$193,293	$336,544	$83,994

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(840,163)	$(1,607,573)	$(2,243,028)	$(123,810)	$(146,107)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	4,980,530	17,985,683	688,154	928,986
Net change in unrealized appreciation (depreciation) on investments	—	4,224,066	22,798,445	35,245	171,816
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(840,163)	7,597,023	38,541,100	599,589	954,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,049,994	168,640	1,048,543	3,393	24,069
Annuity payments	(1,826,423)	(1,461,961)	(1,192,680)	(81,788)	(46,971)
Surrenders, withdrawals and death benefits	(24,536,647)	(16,150,293)	(21,602,101)	(882,430)	(1,411,771)
Net transfers between other subaccounts
or fixed rate option	23,323,674	742,623	(4,694,198)	(380,908)	218,846
Miscellaneous transactions	(12,232)	3,860	7,839	(109)	491
Other charges	(92,304)	(23,876)	(115,767)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,906,062	(16,721,007)	(26,548,364)	(1,341,842)	(1,215,336)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,065,899	(9,123,984)	11,992,736	(742,253)	(260,641)

NET ASSETS
Beginning of period	71,588,693	120,444,789	161,984,158	9,798,913	11,341,390
End of period	$75,654,592	$111,320,805	$173,976,894	$9,056,660	$11,080,749

Beginning units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012
Units issued	35,289,020	587,824	310,174	8,390	146,750
Units redeemed	(34,323,620)	(6,148,282)	(6,216,208)	(387,398)	(544,423)
Ending units	63,611,302	35,328,343	31,433,511	2,239,076	2,977,339
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,529,128)	$(1,681,309)	$(26,880)	$(4,573,342)	$(702,467)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,593,968	1,517,238	(145,798)	25,967,642	4,485,414
Net change in unrealized appreciation (depreciation) on investments	(9,858,287)	5,572,663	379,125	38,881,287	2,450,552
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,206,553	5,408,592	206,447	60,275,587	6,233,499

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,070,276	351,017	417,065	53,811,407	114,812
Annuity payments	(1,531,533)	(1,127,226)	(9,309)	(2,181,432)	(215,232)
Surrenders, withdrawals and death benefits	(25,271,963)	(15,291,282)	(166,309)	(38,236,071)	(6,068,859)
Net transfers between other subaccounts
or fixed rate option	(38,989)	(128,077)	(10,235)	10,649,557	(1,385,175)
Miscellaneous transactions	10,262	4,968	(25)	(91)	310
Other charges	(231,767)	(153,720)	—	(648,642)	(55,649)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,993,714)	(16,344,320)	231,187	23,394,728	(7,609,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,787,161)	(10,935,728)	437,634	83,670,315	(1,376,294)

NET ASSETS
Beginning of period	201,569,261	123,607,544	2,334,747	334,880,167	53,522,368
End of period	$176,782,100	$112,671,816	$2,772,381	$418,550,482	$52,146,074

Beginning units	53,910,439	22,358,575	499,987	66,893,091	15,989,977
Units issued	1,416,171	414,519	44,858	8,176,321	237,840
Units redeemed	(9,178,432)	(3,414,386)	(53,987)	(11,913,117)	(2,687,708)
Ending units	46,148,178	19,358,708	490,858	63,156,295	13,540,109
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,603,510)	$(680,816)	$(133,508)	$404,364	$(47,890)
Capital gains distributions received	—	—	699,080	1,013,377	13,095,027
Net realized gain (loss) on shares redeemed	54,876,359	4,526,906	257,361	248,061	1,376,261
Net change in unrealized appreciation (depreciation) on investments	90,232,978	2,388,806	1,200,033	(2,638,722)	(7,883,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	140,505,827	6,234,896	2,022,966	(972,920)	6,539,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	579,612	5,187,035	14,939	58,890	101,881
Annuity payments	(2,241,547)	(307,896)	(63,291)	(513,988)	(792,834)
Surrenders, withdrawals and death benefits	(44,797,218)	(6,003,192)	(1,584,519)	(5,273,538)	(7,628,244)
Net transfers between other subaccounts
or fixed rate option	(18,851,829)	(1,316,693)	(339,336)	(404,239)	(308,917)
Miscellaneous transactions	17,792	(5,129)	191	827	28,695
Other charges	(237,457)	(74,008)	(2,416)	(8,389)	(13,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(65,530,647)	(2,519,883)	(1,974,432)	(6,140,437)	(8,613,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,975,180	3,715,013	48,534	(7,113,357)	(2,073,800)

NET ASSETS
Beginning of period	292,760,657	64,098,961	17,711,123	54,376,302	63,440,392
End of period	$367,735,837	$67,813,974	$17,759,657	$47,262,945	$61,366,592

Beginning units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062
Units issued	482,978	1,158,751	198,129	232,751	250,499
Units redeemed	(10,972,340)	(1,827,498)	(1,118,206)	(1,796,654)	(2,794,772)
Ending units	44,193,387	8,148,652	7,401,384	10,587,438	15,937,789
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(466,329)	$(22,131)	$(105,699)	$(945,621)	$158,068
Capital gains distributions received	4,335,255	—	612,440	4,371,226	492,289
Net realized gain (loss) on shares redeemed	3,082,014	(210,176)	835,534	6,007,764	834,776
Net change in unrealized appreciation (depreciation) on investments	8,108,003	6,267,755	814,156	8,733,117	(2,110,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,058,943	6,035,448	2,156,431	18,166,486	(625,662)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,021	41,654	15,575	209,143	55,308
Annuity payments	(785,038)	(201,474)	(342,195)	(448,370)	(95,945)
Surrenders, withdrawals and death benefits	(6,131,408)	(5,074,529)	(1,920,394)	(7,524,239)	(2,368,141)
Net transfers between other subaccounts
or fixed rate option	(2,091,941)	(447,253)	(890,483)	(2,259,231)	(589,057)
Miscellaneous transactions	1,194	38,497	386	1,893	(222)
Other charges	(12,242)	(9,090)	(4,233)	(12,138)	(3,176)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,947,414)	(5,652,195)	(3,141,344)	(10,032,942)	(3,001,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,111,529	383,253	(984,913)	8,133,544	(3,626,895)

NET ASSETS
Beginning of period	53,895,489	50,130,130	16,946,008	65,894,504	22,558,223
End of period	$60,007,018	$50,513,383	$15,961,095	$74,028,048	$18,931,328

Beginning units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
Units issued	80,832	332,455	23,301	231,751	194,722
Units redeemed	(2,014,494)	(1,954,038)	(742,396)	(1,926,776)	(1,004,277)
Ending units	10,969,919	11,790,436	3,265,202	10,743,323	4,347,300
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(330,880)	$(540,235)	$(135,803)	$(129,157)	$(930,675)
Capital gains distributions received	3,093,647	—	512,734	774,885	—
Net realized gain (loss) on shares redeemed	(184,655)	6,109,653	(780,090)	806,288	5,155,959
Net change in unrealized appreciation (depreciation) on investments	7,772,500	4,531,957	2,056,823	1,319,628	(5,072,861)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,350,612	10,101,375	1,653,664	2,771,644	(847,577)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,701	21,255	51,376	1,050	119,038
Annuity payments	(167,288)	(429,172)	(172,635)	(88,872)	(310,755)
Surrenders, withdrawals and death benefits	(3,778,080)	(5,831,626)	(3,013,488)	(1,054,102)	(8,750,289)
Net transfers between other subaccounts
or fixed rate option	(665,633)	(1,523,558)	(340,661)	(800,005)	1,775,051
Miscellaneous transactions	103,214	(5,962)	1,799	960	(6,798)
Other charges	(4,442)	(6,511)	(3,327)	(1,152)	(148,098)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,481,528)	(7,775,574)	(3,476,936)	(1,942,121)	(7,321,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,869,084	2,325,801	(1,823,272)	829,523	(8,169,428)

NET ASSETS
Beginning of period	22,471,530	40,233,435	22,037,812	9,101,885	75,214,600
End of period	$28,340,614	$42,559,236	$20,214,540	$9,931,408	$67,045,172

Beginning units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926
Units issued	276,576	195,371	63,860	366,374	1,629,458
Units redeemed	(1,282,942)	(2,051,785)	(1,637,827)	(1,199,743)	(4,073,085)
Ending units	4,762,142	8,380,460	7,836,973	3,770,791	19,333,299
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(125,360)	$(1,551,982)	$(448,024)	$(2,806,579)	$(19,744,665)
Capital gains distributions received	822,765	—	—	—	—
Net realized gain (loss) on shares redeemed	851,963	16,487,015	2,342,884	18,009,393	140,810,732
Net change in unrealized appreciation (depreciation) on investments	1,098,738	22,675,965	5,769,272	(29,458,855)	(8,485,893)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,648,106	37,610,998	7,664,132	(14,256,041)	112,580,174

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,108	211,909	108,275	5,343,897	15,718,633
Annuity payments	(73,440)	(851,216)	(219,822)	(142,235)	(374,175)
Surrenders, withdrawals and death benefits	(1,551,639)	(13,718,073)	(3,397,230)	(15,406,417)	(96,117,998)
Net transfers between other subaccounts
or fixed rate option	(435,453)	(7,894,429)	(1,245,077)	6,452,315	(17,628,585)
Miscellaneous transactions	583	(4,105)	(334)	(2,531)	(36,031)
Other charges	(26,210)	(239,041)	(64,848)	(1,809,401)	(14,392,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,041,051)	(22,494,955)	(4,819,036)	(5,564,372)	(112,831,076)

TOTAL INCREASE (DECREASE) IN NET ASSETS	607,055	15,116,043	2,845,096	(19,820,413)	(250,902)

NET ASSETS
Beginning of period	10,042,436	97,759,295	29,334,647	243,120,309	1,414,258,699
End of period	$10,649,491	$112,875,338	$32,179,743	$223,299,896	$1,414,007,797

Beginning units	3,816,433	23,411,279	13,517,561	10,351,681	96,112,523
Units issued	52,535	345,581	565,334	6,666,849	48,481,635
Units redeemed	(764,872)	(5,129,966)	(2,665,710)	(6,958,205)	(57,238,034)
Ending units	3,104,096	18,626,894	11,417,185	10,060,325	87,356,124

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,110,154)	$(2,509,233)	$(2,434,956)	$(1,174,824)	$(1,399,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(38,575,569)	12,986,622	24,906,149	(3,601,805)	(5,313,281)
Net change in unrealized appreciation (depreciation) on investments	42,550,839	(6,795,566)	26,397,161	(790,394)	5,272,847
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,134,884)	3,681,823	48,868,354	(5,567,023)	(1,440,229)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,371,234	12,235,568	4,697,744	981,028	2,639,397
Annuity payments	(108,951)	(38,820)	(48,575)	(886)	(154,478)
Surrenders, withdrawals and death benefits	(45,538,049)	(15,538,649)	(12,768,620)	(5,209,176)	(6,023,620)
Net transfers between other subaccounts
or fixed rate option	39,839,051	235,600	(18,165,163)	6,893,935	5,820,088
Miscellaneous transactions	29,420	9,348	9,535	(3,305)	(4,517)
Other charges	(5,691,631)	(1,491,432)	(1,600,749)	(770,564)	(894,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,926)	(4,588,385)	(27,875,828)	1,891,032	1,382,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,233,810)	(906,562)	20,992,526	(3,675,991)	(57,851)

NET ASSETS
Beginning of period	726,342,126	223,392,090	193,371,459	101,714,555	126,086,110
End of period	$722,108,316	$222,485,528	$214,363,985	$98,038,564	$126,028,259

Beginning units	40,564,790	13,887,537	7,451,722	4,832,863	6,037,178
Units issued	24,117,585	6,786,337	4,117,463	4,506,280	5,191,202
Units redeemed	(24,599,633)	(6,800,193)	(5,238,740)	(4,318,530)	(5,095,902)
Ending units	40,082,742	13,873,681	6,330,445	5,020,613	6,132,478

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(8,089,603)	$(4,422,318)	$(5,877,151)	$(3,236,395)	$(3,933,882)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	80,702,800	16,696,352	92,696,121	39,212,927	(7,997,748)
Net change in unrealized appreciation (depreciation) on investments	83,075,277	(15,865,318)	12,247,002	26,906,711	(1,436,436)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,688,474	(3,591,284)	99,065,972	62,883,243	(13,368,066)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,512,799	4,941,280	6,083,985	13,853,056	7,338,834
Annuity payments	(110,894)	(210,115)	(194,746)	(25,579)	(121,609)
Surrenders, withdrawals and death benefits	(40,811,009)	(26,599,806)	(32,103,378)	(23,248,556)	(16,204,215)
Net transfers between other subaccounts
or fixed rate option	(40,813,997)	27,645,742	(48,607,921)	348,410	20,815,178
Miscellaneous transactions	6,068	62,265	1,060	(18,508)	(4,371)
Other charges	(5,295,904)	(3,506,024)	(3,558,863)	(2,006,202)	(2,572,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(75,512,937)	2,333,342	(78,379,863)	(11,097,379)	9,250,992

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,175,537	(1,257,942)	20,686,109	51,785,864	(4,117,074)

NET ASSETS
Beginning of period	614,785,929	458,128,757	443,266,932	241,787,278	344,588,147
End of period	$694,961,466	$456,870,815	$463,953,041	$293,573,142	$340,471,073

Beginning units	24,557,899	20,480,268	14,350,628	7,964,223	15,686,088
Units issued	11,560,814	12,041,449	5,353,511	4,163,217	12,908,840
Units redeemed	(14,966,785)	(11,820,775)	(7,974,829)	(4,241,107)	(12,438,392)
Ending units	21,151,928	20,700,942	11,729,310	7,886,333	16,156,536

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,528,236)	$(2,805,515)	$(2,835,785)	$(154,178,554)	$(5,015,381)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,842,130	13,617,791	(30,728,171)	1,147,082,495	39,269,665
Net change in unrealized appreciation (depreciation) on investments	1,632,449	(37,569,457)	17,247,658	(127,528,069)	1,863,141
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,946,343	(26,757,181)	(16,316,298)	865,375,872	36,117,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,601,250	4,627,243	1,766,331	109,486,925	7,692,449
Annuity payments	(55,740)	(24,539)	(104,852)	(3,687,170)	(64,437)
Surrenders, withdrawals and death benefits	(27,832,553)	(13,673,553)	(13,686,960)	(679,392,722)	(25,906,502)
Net transfers between other subaccounts
or fixed rate option	35,966,093	(3,870,146)	30,255,234	(72,966,936)	(6,994,648)
Miscellaneous transactions	1,098	(9,646)	(19,347)	738,368	(7,984)
Other charges	(1,352,273)	(1,856,677)	(1,894,573)	(120,530,507)	(3,484,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,327,875	(14,807,318)	16,315,833	(766,352,042)	(28,765,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,274,218	(41,564,499)	(465)	99,023,830	7,351,860

NET ASSETS
Beginning of period	181,539,989	265,593,895	236,498,141	11,362,923,835	432,852,518
End of period	$203,814,207	$224,029,396	$236,497,676	$11,461,947,665	$440,204,378

Beginning units	17,475,592	9,513,965	22,956,386	633,578,943	19,443,845
Units issued	11,802,770	5,915,841	22,625,903	281,142,664	9,873,335
Units redeemed	(9,988,328)	(6,710,537)	(21,935,379)	(339,819,172)	(11,608,147)
Ending units	19,290,034	8,719,269	23,646,910	574,902,435	17,709,033

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	11/13/2020**	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,968,338)	$(1,645,923)	$(21,094,662)	$(129,941,761)	$(37,774,364)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,134,546	(1,994,623)	147,868,890	880,978,180	170,987,880
Net change in unrealized appreciation (depreciation) on investments	11,321,997	(6,373,925)	(107,158,142)	(18,526,117)	(126,621,270)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,488,205	(10,014,471)	19,616,086	732,510,302	6,592,246

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,226,760	3,165,379	19,513,808	123,275,457	15,687,327
Annuity payments	(121,581)	(15,866)	(1,104,709)	(2,468,185)	(702,701)
Surrenders, withdrawals and death benefits	(13,315,581)	(9,380,237)	(94,010,330)	(506,349,155)	(160,439,824)
Net transfers between other subaccounts
or fixed rate option	7,289,539	(161,261,546)	(6,159,997)	37,536,378	44,841,012
Miscellaneous transactions	40,279	(64,677)	24,618	359,279	19,374
Other charges	(1,883,668)	(1,287,270)	(16,617,546)	(92,570,304)	(24,573,610)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,764,252)	(168,844,217)	(98,354,156)	(440,216,530)	(125,168,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,723,953	(178,858,688)	(78,738,070)	292,293,772	(118,576,176)

NET ASSETS
Beginning of period	228,162,115	178,858,688	1,562,699,582	9,349,468,694	2,798,738,824
End of period	$235,886,068	$—	$1,483,961,512	$9,641,762,466	$2,680,162,648

Beginning units	15,795,883	17,621,142	103,043,783	502,215,202	199,718,618
Units issued	10,771,128	8,083,415	56,597,944	233,919,788	142,239,622
Units redeemed	(11,995,986)	(25,704,557)	(66,774,889)	(273,252,094)	(156,531,887)
Ending units	14,571,025	—	92,866,838	462,882,896	185,426,353

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(105,235,115)	$(64,200,588)	$(45,631,302)	$(166,781,024)	$(87,530,283)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	690,644,680	349,994,372	301,764,633	594,959,298	761,246,134
Net change in unrealized appreciation (depreciation) on investments	(2,077,094)	(13,532,834)	(123,051,202)	(349,551,882)	(297,687,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	583,332,471	272,260,950	133,082,129	78,626,392	376,028,043

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	107,693,350	71,705,977	30,132,295	93,640,883	51,958,402
Annuity payments	(4,792,158)	(5,997,428)	(1,092,084)	(2,419,983)	(1,648,480)
Surrenders, withdrawals and death benefits	(479,522,991)	(442,004,129)	(202,973,238)	(697,650,679)	(385,908,687)
Net transfers between other subaccounts
or fixed rate option	(78,669,388)	223,281,509	(10,577,333)	(14,265,913)	(68,216,945)
Miscellaneous transactions	347,848	18,064	487,378	53,420	311,655
Other charges	(75,283,036)	(43,221,767)	(35,465,372)	(135,811,137)	(67,147,088)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(530,226,375)	(196,217,774)	(219,488,354)	(756,453,409)	(470,651,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,106,096	76,043,176	(86,406,225)	(677,827,017)	(94,623,100)

NET ASSETS
Beginning of period	7,699,602,021	4,326,551,442	3,452,243,917	13,282,205,021	6,516,237,775
End of period	$7,752,708,117	$4,402,594,618	$3,365,837,692	$12,604,378,004	$6,421,614,675

Beginning units	445,608,466	287,724,065	219,308,043	747,873,046	355,640,956
Units issued	146,369,689	109,145,043	110,456,000	501,566,345	160,371,559
Units redeemed	(185,039,361)	(124,720,188)	(130,754,598)	(571,835,983)	(195,582,117)
Ending units	406,938,794	272,148,920	199,009,445	677,603,408	320,430,398
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,025,562)	$(3,750,321)	$(3,913,563)	$(21,798,666)	$(1,525,665)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	189,329,065	—	35,785,699	112,714,277	(4,121,595)
Net change in unrealized appreciation (depreciation) on investments	130,885,464	—	74,775,065	(3,140,794)	908,652
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	306,188,967	(3,750,321)	106,647,201	87,774,817	(4,738,608)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,421,222	28,922,762	6,420,986	21,632,477	2,482,652
Annuity payments	(322,208)	(713,607)	(161,593)	(985,202)	(63,189)
Surrenders, withdrawals and death benefits	(68,676,416)	(989,928,014)	(21,530,751)	(125,016,104)	(8,610,248)
Net transfers between other subaccounts
or fixed rate option	(70,415,887)	1,130,376,991	(23,217,539)	102,963,461	6,706,178
Miscellaneous transactions	58,589	6,723	14,774	(5,336)	7,530
Other charges	(8,586,652)	(2,033,541)	(2,379,236)	(14,074,180)	(922,107)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(119,521,352)	166,631,314	(40,853,359)	(15,484,884)	(399,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,667,615	162,880,993	65,793,842	72,289,933	(5,137,792)

NET ASSETS
Beginning of period	1,011,441,652	231,233,374	291,500,833	1,556,275,469	138,311,904
End of period	$1,198,109,267	$394,114,367	$357,294,675	$1,628,565,402	$133,174,112

Beginning units	29,331,933	25,141,413	10,768,468	126,832,694	10,844,652
Units issued	12,339,017	65,265,623	5,605,591	72,775,255	6,469,449
Units redeemed	(15,494,382)	(47,831,539)	(7,181,918)	(74,965,982)	(6,696,668)
Ending units	26,176,568	42,575,497	9,192,141	124,641,967	10,617,433
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,010,594)	$(68,612,284)	$(16,769,112)	$(864,599)	$(2,739,757)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	28,215,396	1,533,128,348	71,855,848	2,490,179	(14,254,274)
Net change in unrealized appreciation (depreciation) on investments	40,956,176	(25,629,094)	16,143,223	(4,891,375)	33,758,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,160,978	1,438,886,970	71,229,959	(3,265,795)	16,764,612

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,960,590	(337,277)	18,421,053	1,772,158	2,171,084
Annuity payments	(16,140)	(1,240,488)	(533,480)	—	(34,291)
Surrenders, withdrawals and death benefits	(17,086,429)	(231,712,488)	(97,809,804)	(4,629,055)	(11,508,819)
Net transfers between other subaccounts
or fixed rate option	(18,187,413)	(1,420,950,020)	78,894,972	4,573,604	47,315,461
Miscellaneous transactions	18,874	(242,580)	5,839	(2,194)	(10,334)
Other charges	(2,563,657)	(64,697,841)	(12,095,465)	(572,577)	(2,006,325)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,874,175)	(1,719,180,694)	(13,116,885)	1,141,936	35,926,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,286,803	(280,293,724)	58,113,074	(2,123,859)	52,691,388

NET ASSETS
Beginning of period	284,222,319	1,430,637,933	1,323,030,911	72,740,737	209,425,032
End of period	$319,509,122	$1,150,344,209	$1,381,143,985	$70,616,878	$262,116,420

Beginning units	17,069,907	97,350,144	97,267,211	3,975,860	20,056,051
Units issued	7,428,901	2,575,344,619	55,751,354	3,183,727	23,499,484
Units redeemed	(9,678,956)	(2,605,161,786)	(58,268,423)	(3,092,144)	(19,407,190)
Ending units	14,819,852	67,532,977	94,750,142	4,067,443	24,148,345

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,666,078)	$(52,792,265)	$(33,015,693)	$(28,009,931)	$(8,684)
Capital gains distributions received	—	—	—	—	269,290
Net realized gain (loss) on shares redeemed	5,639,771	347,160,988	233,352,316	129,887,308	(7,361)
Net change in unrealized appreciation (depreciation) on investments	346,384	36,045,721	4,114,003	(8,401,210)	(42,933)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,320,077	330,414,444	204,450,626	93,476,167	210,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,823,455	28,381,925	27,248,522	24,311,439	684
Annuity payments	(16,528)	(651,724)	(289,241)	(265,701)	—
Surrenders, withdrawals and death benefits	(18,411,589)	(228,393,000)	(122,621,511)	(118,657,585)	(53,303)
Net transfers between other subaccounts
or fixed rate option	16,318,253	(35,184,869)	(33,275,781)	(1,406,713)	426,349
Miscellaneous transactions	(17,089)	200,037	105,229	9,487	137
Other charges	(2,528,991)	(44,063,881)	(26,912,009)	(23,881,638)	(6,183)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,167,511	(279,711,512)	(155,744,791)	(119,890,711)	367,684

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,487,588	50,702,932	48,705,835	(26,414,544)	577,996

NET ASSETS
Beginning of period	322,702,223	3,953,412,159	2,498,497,577	2,145,046,266	628,207
End of period	$326,189,811	$4,004,115,091	$2,547,203,412	$2,118,631,722	$1,206,203

Beginning units	13,918,412	262,439,579	150,690,822	154,761,803	19,397
Units issued	10,990,663	131,776,692	89,113,316	96,519,043	18,240
Units redeemed	(10,871,356)	(158,399,706)	(102,203,641)	(109,253,503)	(8,543)
Ending units	14,037,719	235,816,565	137,600,497	142,027,343	29,094

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,338)	$(4,204)	$(22,606)	$(4,835)	$(9,092)
Capital gains distributions received	4,068	49,354	274,453	10,493	72,700
Net realized gain (loss) on shares redeemed	(107,956)	(10,547)	(601)	(5,611)	(46,783)
Net change in unrealized appreciation (depreciation) on investments	178,031	(71,613)	(20,269)	81,282	139,818
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,805	(37,010)	230,977	81,329	156,643

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,141	57,498	5,829	33,731
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(43,754)	(49,410)	(159,058)	(65,088)	(28,918)
Net transfers between other subaccounts
or fixed rate option	(49,886)	78,560	639,453	37,826	154,673
Miscellaneous transactions	13	(115)	(24)	(44)	(10)
Other charges	(4,127)	(5,526)	(14,964)	(4,011)	(5,142)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(97,754)	28,650	522,905	(25,488)	154,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,949)	(8,360)	753,882	55,841	310,977

NET ASSETS
Beginning of period	531,930	696,265	1,716,775	507,292	590,038
End of period	$505,981	$687,905	$2,470,657	$563,133	$901,015

Beginning units	25,230	46,362	57,942	22,179	27,618
Units issued	17,502	52,068	55,086	13,450	29,743
Units redeemed	(24,176)	(52,364)	(36,254)	(14,780)	(21,837)
Ending units	18,556	46,066	76,774	20,849	35,524

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(3,742)	$1,513	$(5,689)	$(2,628)	$(296)
Capital gains distributions received	44,758	9,019	78,246	28,651	—
Net realized gain (loss) on shares redeemed	(93,210)	(26,754)	(90,324)	(35,634)	(6,959)
Net change in unrealized appreciation (depreciation) on investments	20,238	(12,304)	95,528	8,963	10,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(31,956)	(28,526)	77,761	(648)	3,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,770	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,040)	(41,755)	(65,158)	(12,954)	(2,950)
Net transfers between other subaccounts
or fixed rate option	31,708	59,577	184,041	18,274	25,171
Miscellaneous transactions	1	30	(2,297)	—	40
Other charges	(3,272)	(2,913)	(3,441)	(1,593)	(551)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	20,167	14,939	113,145	3,727	21,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,789)	(13,587)	190,906	3,079	25,106

NET ASSETS
Beginning of period	622,389	337,647	526,324	234,494	78,553
End of period	$610,600	$324,060	$717,230	$237,573	$103,659

Beginning units	30,012	17,714	21,455	11,599	6,400
Units issued	22,838	17,353	21,739	10,459	7,826
Units redeemed	(21,539)	(15,667)	(18,898)	(10,238)	(5,735)
Ending units	31,311	19,400	24,296	11,820	8,491

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020**

OPERATIONS
Net investment income (loss)	$2,482	$(17,586)	$797	$(4,371,143)	$(514,948)
Capital gains distributions received	121,469	126,829	164,034	—	—
Net realized gain (loss) on shares redeemed	(12,673)	3,359	1,012	50,882,209	1,611,267
Net change in unrealized appreciation (depreciation) on investments	(145,499)	187,615	(173,360)	92,543,648	(920,802)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(34,221)	300,217	(7,517)	139,054,714	175,517

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	20,511,886	—
Annuity payments	—	—	—	(15,025)	—
Surrenders, withdrawals and death benefits	(76,334)	(50,454)	(30,284)	(22,404,367)	(4,135,511)
Net transfers between other subaccounts
or fixed rate option	22,020	25,793	427,214	36,451,130	(42,051,373)
Miscellaneous transactions	4	—	—	18,037	244
Other charges	(5,531)	(9,095)	(6,392)	(2,752,986)	(37,714)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(59,841)	(33,756)	390,538	31,808,675	(46,224,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(94,062)	266,461	383,021	170,863,389	(46,048,837)

NET ASSETS
Beginning of period	656,699	1,219,366	917,740	280,800,468	46,048,837
End of period	$562,637	$1,485,827	$1,300,761	$451,663,857	$—

Beginning units	31,349	47,671	51,751	9,348,489	3,874,325
Units issued	15,113	19,645	43,879	6,459,504	1,230,500
Units redeemed	(17,668)	(22,306)	(27,019)	(5,276,076)	(5,104,825)
Ending units	28,794	45,010	68,611	10,531,917	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,129,357)	$1,506	$(11,190)	$(6,099)	$(386,051)
Capital gains distributions received	—	—	52,983	19,942	—
Net realized gain (loss) on shares redeemed	819,798	(34,224)	49,185	45,748	1,725,768
Net change in unrealized appreciation (depreciation) on investments	759,053	29,818	148,684	111,512	(761,656)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	449,494	(2,900)	239,662	171,103	578,061

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(15,207)	—	—	—
Surrenders, withdrawals and death benefits	(11,764,115)	(14,127)	(88,552)	(123,364)	(3,132,926)
Net transfers between other subaccounts
or fixed rate option	40,504,327	2,355	(62,909)	(52,117)	(1,957,909)
Miscellaneous transactions	1,694	(1)	69	—	(98)
Other charges	(25,239)	(322)	(1,771)	(612)	(22,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,716,667	(27,302)	(153,163)	(176,093)	(5,113,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,166,161	(30,202)	86,499	(4,990)	(4,535,243)

NET ASSETS
Beginning of period	35,106,708	155,650	666,156	421,677	20,774,013
End of period	$64,272,869	$125,448	$752,655	$416,687	$16,238,770

Beginning units	2,778,380	8,706	123,972	15,549	1,784,535
Units issued	4,120,590	161	187	386	1,400,102
Units redeemed	(1,886,726)	(2,116)	(24,983)	(6,058)	(1,874,177)
Ending units	5,012,244	6,751	99,176	9,877	1,310,460

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,069,845)	$(25,452,682)	$(10,414)	$(4,841,167)	$(119,843)
Capital gains distributions received	—	—	75,495	—	—
Net realized gain (loss) on shares redeemed	83,834,786	121,398,522	101,629	17,725,168	431,306
Net change in unrealized appreciation (depreciation) on investments	45,354,629	(76,456,249)	31,039	6,213,125	(2,060)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	117,119,570	19,489,591	197,749	19,097,126	309,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	86,923,296	23,738,883	—	24,688,678	—
Annuity payments	(12,006)	(2,519,958)	—	(56,317)	—
Surrenders, withdrawals and death benefits	(178,599,177)	(111,794,838)	(411,164)	(37,590,122)	(631,731)
Net transfers between other subaccounts
or fixed rate option	(31,171,841)	(4,197,557)	2,071	84,319,185	(1,101,605)
Miscellaneous transactions	(9,814)	25,959	(109)	50	(117)
Other charges	(4,016,726)	(19,024,693)	(1,689)	(3,588,551)	(4,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(126,886,268)	(113,772,204)	(410,891)	67,772,923	(1,738,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,766,698)	(94,282,613)	(213,142)	86,870,049	(1,429,002)

NET ASSETS
Beginning of period	1,259,103,617	1,941,764,419	1,327,499	361,679,280	5,938,992
End of period	$1,249,336,919	$1,847,481,806	$1,114,357	$448,549,329	$4,509,990

Beginning units	80,749,045	142,439,369	52,364	30,278,075	573,165
Units issued	11,261,476	72,553,280	1,380	22,467,775	582,509
Units redeemed	(16,908,983)	(84,013,866)	(16,922)	(16,762,152)	(741,042)
Ending units	75,101,538	130,978,783	36,822	35,983,698	414,632
The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	8/14/2020**

OPERATIONS
Net investment income (loss)	$(10,391,899)	$(72,717)	$(2,494,133)	$(95,802)	$(155,184)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,268,742	106,516	3,234,407	629,329	1,887,847
Net change in unrealized appreciation (depreciation) on investments	44,850,776	494,586	2,590,383	(215,599)	(2,356,960)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,727,619	528,385	3,330,657	317,928	(624,297)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,373,509	875,860	7,960,486	—	1,569,799
Annuity payments	(12,708)	—	—	—	—
Surrenders, withdrawals and death benefits	(37,238,961)	(523,289)	(10,947,239)	(1,327,352)	(833,658)
Net transfers between other subaccounts
or fixed rate option	81,064,322	916,291	24,606,761	(2,192,381)	(31,179,090)
Miscellaneous transactions	41,090	(90)	(1,916)	(2)	2,388
Other charges	(9,469,446)	(32,949)	(1,651,768)	(2,519)	(72,813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	98,757,806	1,235,823	19,966,324	(3,522,254)	(30,513,374)

TOTAL INCREASE (DECREASE) IN NET ASSETS	153,485,425	1,764,208	23,296,981	(3,204,326)	(31,137,671)

NET ASSETS
Beginning of period	748,646,648	8,185,051	205,539,794	4,632,739	31,137,671
End of period	$902,132,073	$9,949,259	$228,836,775	$1,428,413	$—

Beginning units	48,939,188	713,567	10,037,461	460,011	2,678,827
Units issued	44,112,092	288,506	6,946,968	1,126,155	285,635
Units redeemed	(38,652,394)	(177,053)	(5,889,648)	(1,454,473)	(2,964,462)
Ending units	54,398,886	825,020	11,094,781	131,693	—

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	8/14/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,112,259)	$(291,031,380)	$(111,117)	$(215,991)	$(169,967)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,767,544	100,788,814	4,607,475	931,561	1,484,262
Net change in unrealized appreciation (depreciation) on investments	(4,850,236)	1,736,183,433	(4,605,083)	3,473,415	(428,241)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,805,049	1,545,940,867	(108,725)	4,188,985	886,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,641,683	1,222,114,826	1,018,281	2,503,877	—
Annuity payments	(25,484)	(6,047,077)	—	—	—
Surrenders, withdrawals and death benefits	(10,423,261)	(866,849,555)	(588,193)	(2,247,574)	(1,379,740)
Net transfers between other subaccounts
or fixed rate option	8,349,218	7,228,755	(22,937,943)	20,162,211	(5,704,237)
Miscellaneous transactions	(5,689)	170,342	(238)	(5,534)	(1,643)
Other charges	(1,346,955)	(1,571,703)	(54,796)	(109,494)	(3,283)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,189,512	355,045,588	(22,562,889)	20,303,486	(7,088,903)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,994,561	1,900,986,455	(22,671,614)	24,492,471	(6,202,849)

NET ASSETS
Beginning of period	174,580,298	14,186,157,125	22,671,614	18,744,121	9,011,336
End of period	$179,574,859	$16,087,143,580	$—	$43,236,592	$2,808,487

Beginning units	8,907,359	1,169,849,264	1,243,527	989,205	775,633
Units issued	6,266,661	57,099,759	153,269	1,554,471	1,622,529
Units redeemed	(6,166,867)	(26,571,792)	(1,396,796)	(368,951)	(2,177,742)
Ending units	9,007,153	1,200,377,231	—	2,174,725	220,420

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/24/2020**	12/31/2020	12/31/2020	4/24/2020**

OPERATIONS
Net investment income (loss)	$(34,109,688)	$(73,929)	$(691,511)	$(556,075)	$(36,102)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(44,268,961)	2,182,923	2,087,205	1,497,190	(491,429)
Net change in unrealized appreciation (depreciation) on investments	262,920,743	(6,737,459)	22,220,998	9,323,484	(989,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	184,542,094	(4,628,465)	23,616,692	10,264,599	(1,516,681)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	198,470,044	2,279,041	8,005,833	7,085,173	792,518
Annuity payments	(71,363)	—	—	—	—
Surrenders, withdrawals and death benefits	(57,971,001)	(680,054)	(3,699,577)	(4,353,777)	(261,041)
Net transfers between other subaccounts
or fixed rate option	83,488,901	(35,406,868)	31,292,318	15,993,731	(18,490,905)
Miscellaneous transactions	1,608	1,432	3,181	6,388	(6,614)
Other charges	(33,772,820)	(69,315)	(615,745)	(522,635)	(35,055)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	190,145,369	(33,875,764)	34,986,010	18,208,880	(18,001,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	374,687,463	(38,504,229)	58,602,702	28,473,479	(19,517,778)

NET ASSETS
Beginning of period	2,705,785,927	38,504,229	84,134,709	79,837,458	19,517,778
End of period	$3,080,473,390	$—	$142,737,411	$108,310,937	$—

Beginning units	185,523,738	2,947,691	5,889,529	5,864,132	1,931,111
Units issued	168,557,103	326,663	3,987,963	2,517,210	146,983
Units redeemed	(165,740,156)	(3,274,354)	(900,140)	(840,926)	(2,078,094)
Ending units	188,340,685	—	8,977,352	7,540,416	—

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**	11/13/2020**

OPERATIONS
Net investment income (loss)	$(68,610)	$(73,478)	$(8,903)	$(25,188)	$(51,442)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	528,767	2,787,479	440,506	1,391,430	532,174
Net change in unrealized appreciation (depreciation) on investments	(8,353,309)	(3,394,607)	128,745	(1,610,915)	(290,426)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,893,152)	(680,606)	560,348	(244,673)	190,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,558	35,600	41,423	408,012	1,785,807
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(329,218)	(478,836)	(40,428)	(536,877)	(373,294)
Net transfers between other subaccounts
or fixed rate option	(33,025,879)	(36,601,979)	(2,776,835)	(7,299,343)	(10,434,399)
Miscellaneous transactions	(11)	(21)	22	(3,271)	4,332
Other charges	(68,257)	(71,839)	(8,860)	(24,310)	(47,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,413,807)	(37,117,075)	(2,784,678)	(7,455,789)	(9,065,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,306,959)	(37,797,681)	(2,224,330)	(7,700,462)	(8,875,010)

NET ASSETS
Beginning of period	41,306,959	37,797,681	2,224,330	7,700,462	8,875,010
End of period	$—	$—	$—	$—	$—

Beginning units	2,924,978	3,408,064	243,068	570,632	902,407
Units issued	38,606	30,017	13,972	62,772	433,801
Units redeemed	(2,963,584)	(3,438,081)	(257,040)	(633,404)	(1,336,208)
Ending units	—	—	—	—	—

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(5,782,362)	$(429,082)	$(30,174)	$(19,798)	$(301,390)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(17,685,028)	4,340,193	518,759	459,760	91,625
Net change in unrealized appreciation (depreciation) on investments	24,384,060	(1,471,608)	(326,968)	(180,052)	1,800,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	916,670	2,439,503	161,617	259,910	1,590,270

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,123,002	—	1,066,316	1,286,530	1,868,229
Annuity payments	(46,198)	—	—	—	—
Surrenders, withdrawals and death benefits	(9,305,820)	(4,455,934)	(176,254)	(85,330)	(1,819,289)
Net transfers between other subaccounts
or fixed rate option	7,056,398	(28,026,529)	(6,316,657)	(4,002,683)	195,173,993
Miscellaneous transactions	59,288	(399)	(274)	217	(691)
Other charges	(5,974,180)	(7,487)	(28,732)	(17,680)	(234,183)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,912,490	(32,490,349)	(5,455,601)	(2,818,946)	194,988,059

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,829,160	(30,050,846)	(5,293,984)	(2,559,036)	196,578,329

NET ASSETS
Beginning of period	501,323,889	39,139,788	5,293,984	2,559,036	3,343,792
End of period	$513,153,049	$9,088,942	$—	$—	$199,922,121

Beginning units	39,352,456	3,763,466	472,669	229,093	294,708
Units issued	35,037,728	1,738,890	209,816	277,091	18,590,525
Units redeemed	(35,902,951)	(4,690,901)	(682,485)	(506,184)	(364,528)
Ending units	38,487,233	811,455	—	—	18,520,705

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(18,018)	$(48,873)	$(17,552)	$422,376	$544,861
Capital gains distributions received	—	—	—	3,603,840	—
Net realized gain (loss) on shares redeemed	778,093	(77,812)	512,093	243,826	(59,968)
Net change in unrealized appreciation (depreciation) on investments	(580,052)	689,053	(320,509)	6,432,217	445,009
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	180,023	562,368	174,032	10,702,259	929,902

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	148,273	1,239,320	441	6,818,813	2,635,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(567,112)	(364,236)	(56,781)	(2,602,115)	(1,518,078)
Net transfers between other subaccounts
or fixed rate option	(4,912,405)	(130,040)	(9,410,791)	(758,892)	(574,613)
Miscellaneous transactions	23	147	60	(12,070)	(17,901)
Other charges	(16,506)	(44,911)	(16,687)	(290,665)	(116,977)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,347,727)	700,280	(9,483,758)	3,155,071	408,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,167,704)	1,262,648	(9,309,726)	13,857,330	1,338,215

NET ASSETS
Beginning of period	5,167,704	8,847,390	9,309,726	51,164,311	19,836,538
End of period	$—	$10,110,038	$—	$65,021,641	$21,174,753

Beginning units	437,993	779,029	934,491	4,130,433	1,594,168
Units issued	26,128	206,499	8,640	880,204	356,394
Units redeemed	(464,121)	(137,435)	(943,131)	(551,368)	(293,025)
Ending units	—	848,093	—	4,459,269	1,657,537

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(286,037)	$(3,866)	$(28,881)	$(61,046)	$(12,405,304)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,668,736	151,518	1,337,572	1,306,738	(41,222,916)
Net change in unrealized appreciation (depreciation) on investments	(2,235,742)	397,556	(744,323)	(15,488)	207,453,953
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,146,957	545,208	564,368	1,230,204	153,825,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	37,120	—	—	149,220,241
Annuity payments	—	(36,550)	—	—	—
Surrenders, withdrawals and death benefits	(2,242,996)	(659,205)	(285,397)	(751,806)	(12,945,911)
Net transfers between other subaccounts
or fixed rate option	(22,157,526)	310,949	(9,606,395)	(19,181,564)	47,950,689
Miscellaneous transactions	(909)	(182)	(62)	33	35,857
Other charges	(6,686)	(20,427)	(997)	(255)	(12,987,376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,408,117)	(368,295)	(9,892,851)	(19,933,592)	171,273,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,261,160)	176,913	(9,328,483)	(18,703,388)	325,099,233

NET ASSETS
Beginning of period	34,236,610	5,936,983	9,328,972	18,740,957	902,733,300
End of period	$11,975,450	$6,113,896	$489	$37,569	$1,227,832,533

Beginning units	3,296,447	450,706	886,651	1,765,543	78,974,701
Units issued	1,770,637	58,341	134,893	91,574	68,184,789
Units redeemed	(4,017,589)	(90,742)	(1,021,503)	(1,853,962)	(57,964,718)
Ending units	1,049,495	418,305	41	3,155	89,194,772

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,495,295)	$(2,796,143)	$(2,031,924)	$(14,589)	$(12,034)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,966,340	(15,521,590)	(7,854,637)	(2,043)	(2,189)
Net change in unrealized appreciation (depreciation) on investments	2,296,752	47,550,559	30,588,401	96,893	83,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,767,797	29,232,826	20,701,840	80,261	69,480

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	68,298,793	52,019,532	3,069,051	2,622,006
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,804,641)	(1,505,941)	(2,560,633)	(36,338)	(24,599)
Net transfers between other subaccounts
or fixed rate option	39,112,739	13,981,118	10,971,226	(7,957)	628
Miscellaneous transactions	(23,408)	(5,491)	2,707	(226)	(201)
Other charges	(45,039)	(2,676,464)	(2,152,828)	(13)	(13)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,239,651	78,092,015	58,280,004	3,024,517	2,597,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,007,448	107,324,841	78,981,844	3,104,778	2,667,301

NET ASSETS
Beginning of period	10,321,213	172,193,950	128,248,860	279,446	279,683
End of period	$43,328,661	$279,518,791	$207,230,704	$3,384,224	$2,946,984

Beginning units	920,350	14,124,356	10,889,077	27,773	27,742
Units issued	14,357,715	19,078,764	12,273,843	314,722	267,137
Units redeemed	(11,843,050)	(13,565,752)	(7,767,819)	(27,493)	(20,831)
Ending units	3,435,015	19,637,368	15,395,101	315,002	274,048
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio	AST Bond Portfolio 2031
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/2/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,757)	$(27,625)	$(12,914)	$(83,154)	$(536,377)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(380)	2,291	(2,624)	(464,972)	184,447
Net change in unrealized appreciation (depreciation) on investments	97,227	205,497	84,999	2,081,056	(612,182)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	84,090	180,163	69,461	1,532,930	(964,112)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,049,019	5,183,482	3,518,323	5,543,074	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(26,918)	(60,212)	(27,405)	(8,954)	(5,661,020)
Net transfers between other subaccounts
or fixed rate option	(6,690)	280,708	8,982	1,511,442	65,545,955
Miscellaneous transactions	(763)	(525)	(351)	1,068	(429)
Other charges	(20)	(92)	(13)	(69,418)	(1,704)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,014,628	5,403,361	3,499,536	6,977,212	59,882,802

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,098,718	5,583,524	3,568,997	8,510,142	58,918,690

NET ASSETS
Beginning of period	262,315	644,313	279,388	1,099,409	—
End of period	$4,361,033	$6,227,837	$3,848,385	$9,609,551	$58,918,690

Beginning units	26,072	63,601	27,768	106,726	—
Units issued	414,393	586,011	343,373	1,015,604	8,043,713
Units redeemed	(34,517)	(71,448)	(20,983)	(297,830)	(2,731,836)
Ending units	405,948	578,164	350,158	824,500	5,311,877

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$—	$(55)	$(41)	$828	$(2)
Capital gains distributions received	1	389	314	4	—
Net realized gain (loss) on shares redeemed	—	61	(2)	(1)	—
Net change in unrealized appreciation (depreciation) on investments	219	6,648	1,142	(153)	376
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	220	7,043	1,413	678	374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	102,097	25,663	40,247	4,200
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14)	(77)	(64)	(47)	(4)
Net transfers between other subaccounts
or fixed rate option	10,808	(918)	—	9,847	2,500
Miscellaneous transactions	43	319	—	—	52
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,837	101,421	25,599	50,047	6,748

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,057	108,464	27,012	50,725	7,122

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,057	$108,464	$27,012	$50,725	$7,122

Beginning units	—	—	—	—	—
Units issued	913	7,167	2,042	4,776	512
Units redeemed	(1)	(75)	(5)	(5)	(0) (1)
Ending units	912	7,092	2,037	4,771	512

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard Equity Index Portfolio	Vanguard Global Bond Index	Vanguard Mid-Cap Index Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(138)	$(18)	$(68)	$—	$(3)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	2	8	—	—
Net change in unrealized appreciation (depreciation) on investments	11,576	793	3,398	4	124
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,444	777	3,338	4	121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	851,883	—	48,318	2,951	14,637
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(107)	(74)	(1)	(7)
Net transfers between other subaccounts
or fixed rate option	72,287	56,525	11	—	—
Miscellaneous transactions	—	—	146	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	923,822	56,418	48,401	2,950	14,630

TOTAL INCREASE (DECREASE) IN NET ASSETS	935,266	57,195	51,739	2,954	14,751

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$935,266	$57,195	$51,739	$2,954	$14,751

Beginning units	—	—	—	—	—
Units issued	86,962	5,440	4,573	286	1,300
Units redeemed	(33)	(11)	(7)	(0) (1)	(1)
Ending units	86,929	5,429	4,566	286	1,299

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Real Estate Index Portfolio	Vanguard Total Bond Market Index Portfolio	Vanguard Total International Stock Index Portfolio	Vanguard Total Stock Market Index Portfolio	Vanguard Balanced Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(23)	$(6)	$(48)	$(534)	$(71)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	—	2	20,081	3
Net change in unrealized appreciation (depreciation) on investments	340	76	3,087	9,773	1,876
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	317	70	3,041	29,320	1,808

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,352	21,644	—	171,317	60,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1)	(6)	(14)	(4)	(69)
Net transfers between other subaccounts
or fixed rate option	—	4,103	68,339	(69,071)	74
Miscellaneous transactions	(7)	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,344	25,741	68,325	102,242	60,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,661	25,811	71,366	131,562	61,813

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$28,661	$25,811	$71,366	$131,562	$61,813

Beginning units	—	—	—	—	—
Units issued	3,326	2,479	6,341	23,851	5,768
Units redeemed	(73)	(1)	(1)	(12,465)	(7)
Ending units	3,253	2,478	6,340	11,386	5,761

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Conservative Allocation Portfolio	Vanguard Growth Portfolio	Vanguard High Yield Bond Portfolio	Vanguard Moderate Allocation Portfolio	Vanguard Short-Term Investment Grade Portfolio
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(123)	$(24)	$(3)	$(59)	$(22)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5	4	—	10	—
Net change in unrealized appreciation (depreciation) on investments	3,942	1,562	52	2,381	147
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,824	1,542	49	2,332	125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,537	9,442	6,000	49,500	22,306
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35)	(21)	(6)	(58)	(15)
Net transfers between other subaccounts
or fixed rate option	20	320	—	(263)	8,375
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,522	9,741	5,994	49,179	30,666

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,346	11,283	6,043	51,511	30,791

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$75,346	$11,283	$6,043	$51,511	$30,791

Beginning units	—	—	—	—	—
Units issued	6,936	864	584	4,677	2,975
Units redeemed	(3)	(2)	(1)	(30)	(1)
Ending units	6,933	862	583	4,647	2,974

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 1)	American Funds IS Blue Chip Income and Growth Fund (Class 1)	American Funds IS Bond Fund (Class 1)	American Funds IS Growth Fund (Class 1)	American Funds IS Growth-Income Fund (Class 1)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,474	$1,027	$581	$370	$50
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6	(11)	(1)	134	—
Net change in unrealized appreciation (depreciation) on investments	3,105	134	(101)	17,911	499
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,585	1,150	479	18,415	549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	140,625	79,151	30,906	304,680	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(358)	—	(107)	(53)	(27)
Net transfers between other subaccounts
or fixed rate option	138,813	—	11,857	11,614	24,113
Miscellaneous transactions	46	(8)	—	60	73
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	279,126	79,143	42,656	316,301	24,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	285,711	80,293	43,135	334,716	24,708

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$285,711	$80,293	$43,135	$334,716	$24,708

Beginning units	—	—	—	—	—
Units issued	26,125	7,610	4,061	24,617	2,244
Units redeemed	(33)	(121)	(10)	(474)	(3)
Ending units	26,092	7,489	4,051	24,143	2,241

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$277	$6,184	$(9)	$1,155	$207
Capital gains distributions received	—	3,191	629	8,781	790
Net realized gain (loss) on shares redeemed	—	24	(1)	19	1
Net change in unrealized appreciation (depreciation) on investments	(178)	12,007	(208)	9,309	589
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	99	21,406	411	19,264	1,587

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,500	—	42,880	—	19,247
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(501)	(17)	(524)	(49)
Net transfers between other subaccounts
or fixed rate option	—	278,590	5,807	290,202	—
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,500	278,089	48,670	289,678	19,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,599	299,495	49,081	308,942	20,785

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$21,599	$299,495	$49,081	$308,942	$20,785

Beginning units	—	—	—	—	—
Units issued	2,005	28,751	3,789	29,773	1,764
Units redeemed	—	(48)	(1)	(51)	(5)
Ending units	2,005	28,703	3,788	29,722	1,759

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	DFA VA Global Bond Portfolio	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(15)	$39	$291	$66	$1,203
Capital gains distributions received	—	—	—	—	15
Net realized gain (loss) on shares redeemed	—	—	—	627	11
Net change in unrealized appreciation (depreciation) on investments	23	(51)	(325)	13	5,330
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8	(12)	(34)	706	6,559

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	15,000	7,947	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(95)	(39)	(14)	(6)	(225)
Net transfers between other subaccounts
or fixed rate option	23,950	17,420	—	(3,769)	113,052
Miscellaneous transactions	—	—	—	—	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,855	17,381	14,986	4,172	112,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,863	17,369	14,952	4,878	119,386

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$23,863	$17,369	$14,952	$4,878	$119,386

Beginning units	—	—	—	—	—
Units issued	2,388	1,748	1,502	834	10,182
Units redeemed	(9)	(4)	(1)	(381)	(19)
Ending units	2,379	1,744	1,501	453	10,163

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)	Fidelity® VIP Financial Services Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(49)	$1,213	$—	$(48)	$426
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,398	1,508	—	4,139	(1)
Net change in unrealized appreciation (depreciation) on investments	—	37,554	202	—	(226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,349	40,275	202	4,091	199

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,083	—	6,886	22,717	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,247)	(2)	—	(43)
Net transfers between other subaccounts
or fixed rate option	(28,324)	278,590	—	(28,547)	10,886
Miscellaneous transactions	892	(719)	—	1,739	—
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,349)	276,624	6,884	(4,091)	10,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	316,899	7,086	—	11,042

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$—	$316,899	$7,086	$—	$11,042

Beginning units	—	—	—	—	—
Units issued	2,363	29,193	534	3,129	1,086
Units redeemed	(2,363)	(2,777)	(0) (1)	(3,129)	(4)
Ending units	—	26,416	534	—	1,082

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1)	$1	$40	$1,098	$471
Capital gains distributions received	—	—	—	—	128
Net realized gain (loss) on shares redeemed	—	—	8	2,631	279
Net change in unrealized appreciation (depreciation) on investments	(18)	114	3,026	27,719	(209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19)	115	3,074	31,448	669

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	22,209	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(8)	(79)	(1,973)	(241)
Net transfers between other subaccounts
or fixed rate option	5,000	3,485	6,131	281,088	14,989
Miscellaneous transactions	55	—	—	(1,094)	(79)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,055	3,477	28,261	278,021	14,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,036	3,592	31,335	309,469	15,338

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$5,036	$3,592	$31,335	$309,469	$15,338

Beginning units	—	—	—	—	—
Units issued	431	334	2,656	32,324	3,780
Units redeemed	—	(1)	(7)	(5,562)	(2,322)
Ending units	431	333	2,649	26,762	1,458

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(104)	$(45)	$7	$(104)	$2,192
Capital gains distributions received	17	—	—	18,353	—
Net realized gain (loss) on shares redeemed	14,586	3,041	29	25	2
Net change in unrealized appreciation (depreciation) on investments	557	—	1,003	12,927	(365)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,056	2,996	1,039	31,201	1,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,459	22,197	4,721	—	79,150
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(12)	—	(10)	(531)	(208)
Net transfers between other subaccounts
or fixed rate option	(53,449)	(25,439)	(191)	284,397	52,255
Miscellaneous transactions	(1,645)	246	—	—	(1)
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,647)	(2,996)	4,520	283,866	131,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,409	—	5,559	315,067	133,025

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$11,409	$—	$5,559	$315,067	$133,025

Beginning units	—	—	—	—	—
Units issued	5,129	2,756	517	23,144	12,600
Units redeemed	(4,368)	(2,756)	(19)	(39)	(67)
Ending units	761	—	498	23,105	12,533

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Shares)
	2/24/2020*	2/24/2020*	2/24/2020*	2/24/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$230	$(16)	$(52)	$(1)	$1,659
Capital gains distributions received	—	—	—	—	3,036
Net realized gain (loss) on shares redeemed	—	14	6	—	3,132
Net change in unrealized appreciation (depreciation) on investments	85	2,195	3,110	41	70,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	315	2,193	3,064	40	77,874

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,781	10,550	60,871	—	448,369
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18)	(30)	(87)	—	(19,562)
Net transfers between other subaccounts
or fixed rate option	175	2,328	281	4,999	280,640
Miscellaneous transactions	—	41	—	47	534
Other charges	—	—	—	—	(1,022)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,938	12,889	61,065	5,046	708,959

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,253	15,082	64,129	5,086	786,833

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$9,253	$15,082	$64,129	$5,086	$786,833

Beginning units	—	—	—	—	—
Units issued	880	1,202	5,392	432	61,953
Units redeemed	(2)	(18)	(8)	—	(3,554)
Ending units	878	1,184	5,384	432	58,399

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Investors Trust Series (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)	MFS® New Discovery Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(428)	$(13,137)	$58	$(5,855)	$(2,211)
Capital gains distributions received	9,225	—	3,126	120,242	73,082
Net realized gain (loss) on shares redeemed	(2,101)	24,883	(405)	4,368	(1,332)
Net change in unrealized appreciation (depreciation) on investments	33,347	843,573	18,383	392,510	213,720
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,043	855,319	21,162	511,265	283,259

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	156,587	2,599,043	117,222	1,171,801	353,026
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(42,042)	(60,062)	(37,032)	(52,730)	(46,533)
Net transfers between other subaccounts
or fixed rate option	196,732	4,181,217	48,506	1,792,833	860,449
Miscellaneous transactions	(122)	2,529	(182)	1,369	(81)
Other charges	(386)	(10,300)	(294)	(4,903)	(1,860)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	310,769	6,712,427	128,220	2,908,370	1,165,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	350,812	7,567,746	149,382	3,419,635	1,448,260

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$350,812	$7,567,746	$149,382	$3,419,635	$1,448,260

Beginning units	—	—	—	—	—
Units issued	30,392	555,161	16,542	239,669	96,938
Units redeemed	(4,483)	(37,297)	(5,067)	(8,376)	(10,384)
Ending units	25,909	517,864	11,475	231,293	86,554

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$28	$112,845	$26,908	$11,833	$(1,241)
Capital gains distributions received	2,985	—	44,206	18,164	503
Net realized gain (loss) on shares redeemed	(547)	4,866	175	9,531	1,900
Net change in unrealized appreciation (depreciation) on investments	14,647	62,090	256,914	147,601	66,212
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,113	179,801	328,203	187,129	67,374

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	179,597	2,447,739	1,886,828	672,423	391,781
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,337)	(93,776)	(49,455)	(51,098)	(4,184)
Net transfers between other subaccounts
or fixed rate option	73,150	4,446,518	1,634,885	946,135	951,140
Miscellaneous transactions	(2)	(670)	318	(130)	483
Other charges	(137)	(11,470)	(4,384)	(2,736)	(808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	242,271	6,788,341	3,468,192	1,564,594	1,338,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	259,384	6,968,142	3,796,395	1,751,723	1,405,786

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$259,384	$6,968,142	$3,796,395	$1,751,723	$1,405,786

Beginning units	—	—	—	—	—
Units issued	20,905	711,000	322,966	167,466	146,295
Units redeemed	(912)	(61,908)	(6,561)	(23,337)	(18,345)
Ending units	19,993	649,092	316,405	144,129	127,950

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$30,800	$8,703	$12,327	$2,900	$(221)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	823	784	(8)	105	62
Net change in unrealized appreciation (depreciation) on investments	237,392	55,591	1,202	64,711	35,261
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	269,015	65,078	13,521	67,716	35,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,468,883	450,677	346,243	276,686	75,934
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,716)	(24,708)	(4,662)	(277)	(4,039)
Net transfers between other subaccounts
or fixed rate option	1,757,396	448,844	598,623	306,122	183,603
Miscellaneous transactions	474	274	24	(176)	—
Other charges	(2,254)	(498)	(705)	(509)	(124)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,209,783	874,589	939,523	581,846	255,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,478,798	939,667	953,044	649,562	290,476

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$4,478,798	$939,667	$953,044	$649,562	$290,476

Beginning units	—	—	—	—	—
Units issued	414,892	86,771	94,560	57,317	23,718
Units redeemed	(3,091)	(2,295)	(498)	(84)	(394)
Ending units	411,801	84,476	94,062	57,233	23,324

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,093)	$5,443	$211	$(378)	$2,148
Capital gains distributions received	—	—	—	—	23,692
Net realized gain (loss) on shares redeemed	312	920	366	887	(1,323)
Net change in unrealized appreciation (depreciation) on investments	258,863	69,631	25,501	42,900	(2,478)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	257,082	75,994	26,078	43,409	22,039

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,141,918	541,142	128,076	210,952	158,381
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(6,422)	(7,488)	(1,488)	(12,946)	(4,688)
Net transfers between other subaccounts
or fixed rate option	856,513	444,981	71,340	466,584	206,436
Miscellaneous transactions	568	229	(17)	19	15
Other charges	(1,255)	(707)	(139)	(172)	(178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,991,322	978,157	197,772	664,437	359,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,404	1,054,151	223,850	707,846	382,005

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$2,248,404	$1,054,151	$223,850	$707,846	$382,005

Beginning units	—	—	—	—	—
Units issued	191,641	99,336	20,022	62,688	36,659
Units redeemed	(8,002)	(4,050)	(1,353)	(3,342)	(2,644)
Ending units	183,639	95,286	18,669	59,346	34,015

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$3,093	$268	$(175)	$1,807	$(272)
Capital gains distributions received	—	172	16,311	14,645	12,263
Net realized gain (loss) on shares redeemed	(1,356)	—	52	632	146
Net change in unrealized appreciation (depreciation) on investments	15,541	213	(2,139)	30,933	7,280
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,278	653	14,049	48,017	19,417

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	84,431	14,589	90,811	391,378	242,641
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,780)	—	(1,872)	(3,682)	(5,807)
Net transfers between other subaccounts
or fixed rate option	178,615	6,982	103,003	193,222	61,692
Miscellaneous transactions	—	—	(2)	(79)	(97)
Other charges	(312)	(3)	(123)	(204)	(105)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	252,954	21,568	191,817	580,635	298,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,232	22,221	205,866	628,652	317,741

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$270,232	$22,221	$205,866	$628,652	$317,741

Beginning units	—	—	—	—	—
Units issued	26,429	1,932	17,991	60,603	28,949
Units redeemed	(2,440)	(0) (1)	(244)	(4,809)	(1,086)
Ending units	23,989	1,932	17,747	55,794	27,863

*Date subaccount became available for investment.
(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to
	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$19,738	$(2,840)	$5,067
Capital gains distributions received	328	24,754	20,651
Net realized gain (loss) on shares redeemed	3,292	954	265
Net change in unrealized appreciation (depreciation) on investments	169,935	313,676	58,011
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	193,293	336,544	83,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,230	529,382	526,904
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	(18,712)	(27,891)	(8,217)
Net transfers between other subaccounts
or fixed rate option	2,180,050	2,677,902	1,403,054
Miscellaneous transactions	571	374	(219)
Other charges	(2,584)	(2,145)	(944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,603,555	3,177,622	1,920,578

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,796,848	3,514,166	2,004,572

NET ASSETS
Beginning of period	—	—	—
End of period	$3,796,848	$3,514,166	$2,004,572

Beginning units	—	—	—
Units issued	348,111	285,844	185,182
Units redeemed	(8,164)	(1,885)	(1,247)
Ending units	339,947	283,959	183,935

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$327,787	$(1,713,547)	$(2,278,436)	$(134,725)	$(160,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,787	11,030,034	37,251,197	1,614,001	1,795,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,044,013	276,689	240,685	29,146	9,138
Annuity payments	(1,199,894)	(1,921,204)	(1,373,177)	(250,492)	(125,532)
Surrenders, withdrawals and death benefits	(17,952,047)	(13,780,776)	(17,228,345)	(878,259)	(1,658,961)
Net transfers between other subaccounts
or fixed rate option	12,210,059	1,134,149	(1,893,622)	1,876	31,113
Miscellaneous transactions	(13,146)	(1,440)	1,736	(175)	(317)
Other charges	(94,981)	(28,138)	(126,801)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,005,996)	(14,320,720)	(20,379,524)	(1,097,904)	(1,744,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,678,209)	(3,290,686)	16,871,673	516,097	50,924

NET ASSETS
Beginning of period	77,266,902	123,735,475	145,112,485	9,282,816	11,290,466
End of period	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Beginning units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067
Units issued	15,494,228	706,839	234,196	16,091	12,915
Units redeemed	(21,010,051)	(5,770,817)	(5,400,322)	(329,966)	(563,970)
Ending units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,981,232)	$(1,879,956)	$(34,348)	$(4,186,480)	$(758,567)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,280,333	17,001,719	219,278	74,655,759	12,678,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	484,629	298,071	3,675	32,895,911	188,809
Annuity payments	(1,523,227)	(1,175,037)	(35,299)	(1,873,108)	(303,166)
Surrenders, withdrawals and death benefits	(21,328,965)	(14,194,793)	(287,220)	(29,435,779)	(4,749,512)
Net transfers between other subaccounts
or fixed rate option	(2,083,066)	(100,423)	6,667	3,475,561	(541,829)
Miscellaneous transactions	(2,201)	952	(27)	679	(29)
Other charges	(280,649)	(175,592)	—	(435,780)	(60,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,733,479)	(15,346,822)	(312,204)	4,627,484	(5,466,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,546,854	1,654,897	(92,926)	79,283,243	7,211,943

NET ASSETS
Beginning of period	184,022,407	121,952,647	2,427,673	255,596,924	46,310,425
End of period	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Beginning units	61,202,859	25,232,505	567,488	72,391,992	17,862,656
Units issued	495,525	330,727	8,993	5,202,227	251,804
Units redeemed	(7,787,945)	(3,204,657)	(76,494)	(10,701,128)	(2,124,483)
Ending units	53,910,439	22,358,575	499,987	66,893,091	15,989,977
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,089,032)	$(774,795)	$159,610	$480,777	$(283,552)
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,798,812	11,005,125	3,851,121	11,756,446	14,656,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	702,748	6,091,522	9,202	88,750	184,314
Annuity payments	(2,278,696)	(309,019)	(43,508)	(636,210)	(278,147)
Surrenders, withdrawals and death benefits	(29,983,927)	(5,696,998)	(1,341,307)	(6,369,707)	(7,268,585)
Net transfers between other subaccounts
or fixed rate option	(5,706,506)	319,425	(175,880)	(764,063)	(877,217)
Miscellaneous transactions	(1,204)	3,136	(159)	(1,435)	(1,623)
Other charges	(231,256)	(50,982)	(2,831)	(10,593)	(15,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,498,841)	357,084	(1,554,483)	(7,693,258)	(8,257,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,299,971	11,362,209	2,296,638	4,063,188	6,399,199

NET ASSETS
Beginning of period	254,460,686	52,736,752	15,414,485	50,313,114	57,041,193
End of period	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Beginning units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039
Units issued	369,958	915,852	94,117	42,337	48,696
Units redeemed	(8,292,866)	(1,275,826)	(890,971)	(1,930,699)	(2,796,673)
Ending units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(489,526)	$234,167	$(102,381)	$(876,947)	$153,455
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,786,419	10,749,088	4,423,118	18,989,942	4,827,541

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,708	75,723	4,694	116,709	8,857
Annuity payments	(243,361)	(374,928)	(117,203)	(375,004)	(60,784)
Surrenders, withdrawals and death benefits	(6,580,031)	(4,842,582)	(2,205,809)	(5,727,892)	(1,823,145)
Net transfers between other subaccounts
or fixed rate option	(668,152)	(725,073)	(313,644)	(1,828,976)	(290,978)
Miscellaneous transactions	703	(138)	(507)	474	814
Other charges	(13,508)	(11,063)	(3,705)	(13,974)	(4,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,368,641)	(5,878,061)	(2,636,174)	(7,828,663)	(2,170,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,417,778	4,871,027	1,786,944	11,161,279	2,657,509

NET ASSETS
Beginning of period	46,477,711	45,259,103	15,159,064	54,733,225	19,900,714
End of period	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Beginning units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
Units issued	107,434	36,100	102,572	209,386	114,699
Units redeemed	(2,186,306)	(1,876,933)	(789,466)	(1,866,715)	(655,294)
Ending units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(314,247)	$(542,997)	$29,135	$(122,925)	$(1,179,626)
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,682,929	9,242,632	5,434,617	2,433,361	13,892,325

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,652	50,112	1,470	8,615	47,216
Annuity payments	(52,582)	(139,801)	(176,230)	(8,646)	(340,743)
Surrenders, withdrawals and death benefits	(2,343,289)	(3,890,023)	(1,935,419)	(960,779)	(7,394,446)
Net transfers between other subaccounts
or fixed rate option	(750,767)	(934,536)	(771,029)	(216,095)	440,441
Miscellaneous transactions	(279)	(1,288)	(20)	(109)	(2,000)
Other charges	(5,068)	(7,491)	(4,300)	(1,175)	(186,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,136,333)	(4,923,027)	(2,885,528)	(1,178,189)	(7,436,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,596	4,319,605	2,549,089	1,255,172	6,455,962

NET ASSETS
Beginning of period	19,924,934	35,913,830	19,488,723	7,846,713	68,758,638
End of period	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Beginning units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355
Units issued	98,692	49,676	101,580	435,954	458,005
Units redeemed	(945,698)	(1,428,949)	(1,455,765)	(1,091,885)	(2,738,434)
Ending units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(127,678)	$(1,513,762)	$(447,333)	$(3,411,474)	$(22,208,664)
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	16,616,765	59,631,828
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	44,009,871	125,997,565
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,693,401	28,220,061	7,294,460	57,215,162	163,420,729

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,136	97,631	52,267	7,127,477	32,086,453
Annuity payments	(2,691)	(515,775)	(258,358)	(196,217)	(208,468)
Surrenders, withdrawals and death benefits	(1,087,506)	(9,212,941)	(2,918,769)	(17,490,942)	(102,539,311)
Net transfers between other subaccounts
or fixed rate option	(170,833)	(3,915,584)	(62,366)	7,017,455	90,897,256
Miscellaneous transactions	(15)	(1,291)	258	(4,189)	1,360
Other charges	(26,655)	(238,273)	(66,310)	(2,035,056)	(15,203,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,273,564)	(13,786,233)	(3,253,278)	(5,581,472)	5,033,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,419,837	14,433,828	4,041,182	51,633,690	168,454,665

NET ASSETS
Beginning of period	8,622,599	83,325,467	25,293,465	191,486,619	1,245,804,034
End of period	$10,042,436	$97,759,295	$29,334,647	$243,120,309	$1,414,258,699

Beginning units	4,362,142	27,121,457	15,123,747	10,466,355	95,362,639
Units issued	25,615	271,644	337,738	2,378,053	15,112,947
Units redeemed	(571,324)	(3,981,822)	(1,943,924)	(2,492,727)	(14,363,063)
Ending units	3,816,433	23,411,279	13,517,561	10,351,681	96,112,523
The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,331,150)	$(2,870,289)	$(2,721,351)	$(1,499,631)	$(1,809,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,761,014	9,560,625	15,233,269	5,035,480	4,781,865
Net change in unrealized appreciation (depreciation) on investments	72,894,655	19,511,911	38,821,001	11,245,725	17,956,205
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	74,324,519	26,202,247	51,332,919	14,781,574	20,928,941

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,161,859	13,827,746	4,340,665	1,069,443	2,388,627
Annuity payments	(390,760)	(89,064)	(269,444)	(120,252)	(113,095)
Surrenders, withdrawals and death benefits	(45,774,502)	(19,272,449)	(13,868,813)	(8,148,890)	(10,782,613)
Net transfers between other subaccounts
or fixed rate option	572,018,577	20,970,385	7,226,406	11,501,580	12,835,111
Miscellaneous transactions	(4,346)	1,123	7,747	348	12,243
Other charges	(4,803,846)	(1,543,744)	(1,655,739)	(879,706)	(1,034,827)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	532,206,982	13,893,997	(4,219,178)	3,422,523	3,305,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	606,531,501	40,096,244	47,113,741	18,204,097	24,234,387

NET ASSETS
Beginning of period	119,810,625	183,295,846	146,257,718	83,510,458	101,851,723
End of period	$726,342,126	$223,392,090	$193,371,459	$101,714,555	$126,086,110

Beginning units	8,216,645	12,897,650	7,551,486	4,672,920	5,875,034
Units issued	39,581,597	4,163,733	1,843,381	1,237,009	1,741,047
Units redeemed	(7,233,452)	(3,173,846)	(1,943,145)	(1,077,066)	(1,578,903)
Ending units	40,564,790	13,887,537	7,451,722	4,832,863	6,037,178
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(8,916,008)	$(5,335,128)	$(6,336,399)	$(2,920,898)	$(4,953,522)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,843,060	28,018,127	45,986,613	21,567,889	16,548,104
Net change in unrealized appreciation (depreciation) on investments	103,852,175	81,686,949	67,375,551	44,643,220	42,822,740
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,779,227	104,369,948	107,025,765	63,290,211	54,417,322

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,541,993	6,807,666	6,317,399	10,473,471	10,359,114
Annuity payments	(342,992)	(537,258)	(274,778)	(256,884)	(69,837)
Surrenders, withdrawals and death benefits	(50,314,345)	(36,192,078)	(36,590,176)	(16,623,816)	(25,524,124)
Net transfers between other subaccounts
or fixed rate option	12,182,144	16,107,461	4,655,184	9,960,135	33,281,328
Miscellaneous transactions	27,603	(2,512)	43,161	3,715	9,287
Other charges	(5,407,170)	(4,246,013)	(3,633,466)	(1,762,168)	(2,896,784)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,312,767)	(18,062,734)	(29,482,676)	1,794,453	15,158,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,466,460	86,307,214	77,543,089	65,084,664	69,576,306

NET ASSETS
Beginning of period	503,319,469	371,821,543	365,723,843	176,702,614	275,011,841
End of period	$614,785,929	$458,128,757	$443,266,932	$241,787,278	$344,588,147

Beginning units	25,756,780	21,289,126	15,298,440	7,727,932	14,848,798
Units issued	4,933,287	3,252,877	2,704,286	2,480,191	4,255,495
Units redeemed	(6,132,168)	(4,061,735)	(3,652,098)	(2,243,900)	(3,418,205)
Ending units	24,557,899	20,480,268	14,350,628	7,964,223	15,686,088
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,482,843)	$(3,614,472)	$(3,472,773)	$(169,194,039)	$(5,837,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,245,396	19,072,550	1,525,017	515,282,836	30,726,838
Net change in unrealized appreciation (depreciation) on investments	5,429,235	35,099,149	30,581,352	1,523,726,977	74,396,741
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,191,788	50,557,227	28,633,596	1,869,815,774	99,286,450

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,717,175	6,939,232	2,328,506	264,274,666	9,995,308
Annuity payments	(257,645)	(206,598)	(215,048)	(2,495,688)	(159,700)
Surrenders, withdrawals and death benefits	(25,245,979)	(21,178,655)	(17,333,276)	(795,467,334)	(33,042,341)
Net transfers between other subaccounts
or fixed rate option	39,611,855	7,684,883	45,027,453	307,652,833	6,018,937
Miscellaneous transactions	(229)	13,416	2,010	52,756	(1,073)
Other charges	(1,246,108)	(2,163,855)	(2,043,408)	(124,981,751)	(3,828,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	21,579,069	(8,911,577)	27,766,237	(350,964,518)	(21,017,611)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,770,857	41,645,650	56,399,833	1,518,851,256	78,268,839

NET ASSETS
Beginning of period	154,769,132	223,948,245	180,098,308	9,844,072,579	354,583,679
End of period	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835	$432,852,518

Beginning units	15,417,587	9,827,602	20,118,870	650,404,771	20,366,307
Units issued	7,324,190	2,387,774	7,653,105	64,104,410	3,978,921
Units redeemed	(5,266,185)	(2,701,411)	(4,815,589)	(80,930,238)	(4,901,383)
Ending units	17,475,592	9,513,965	22,956,386	633,578,943	19,443,845
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,480,875)	$(2,213,695)	$(23,498,644)	$(141,653,891)	$(44,754,001)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,774,458	1,311,902	50,348,425	526,340,217	100,032,450
Net change in unrealized appreciation (depreciation) on investments	41,181,483	1,258,940	222,996,289	1,220,847,192	284,426,088
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,475,066	357,147	249,846,070	1,605,533,518	339,704,537

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,045,743	4,759,322	48,920,703	271,432,658	27,253,992
Annuity payments	(177,620)	(96,609)	(485,990)	(2,223,023)	(1,360,420)
Surrenders, withdrawals and death benefits	(18,148,786)	(15,325,816)	(103,482,949)	(586,803,489)	(191,790,300)
Net transfers between other subaccounts
or fixed rate option	13,002,037	23,491,359	75,124,282	411,086,697	370,107,736
Miscellaneous transactions	3,579	(382)	10,438	67,726	(6,117)
Other charges	(2,057,614)	(1,711,046)	(17,495,683)	(94,654,578)	(26,939,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,332,661)	11,116,828	2,590,801	(1,094,009)	177,265,392

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,142,405	11,473,975	252,436,871	1,604,439,509	516,969,929

NET ASSETS
Beginning of period	184,019,710	167,384,713	1,310,262,711	7,745,029,185	2,281,768,895
End of period	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694	$2,798,738,824

Beginning units	15,994,454	16,606,863	102,639,633	498,528,585	186,564,308
Units issued	4,178,332	3,973,534	11,672,524	77,163,676	47,843,687
Units redeemed	(4,376,903)	(2,959,255)	(11,268,374)	(73,477,059)	(34,689,377)
Ending units	15,795,883	17,621,142	103,043,783	502,215,202	199,718,618
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(114,065,840)	$(67,957,288)	$(51,870,267)	$(198,598,615)	$(98,405,443)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	407,630,726	202,237,202	143,726,508	426,883,895	355,724,381
Net change in unrealized appreciation (depreciation) on investments	888,780,487	373,477,412	454,816,296	1,753,479,766	871,809,781
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,182,345,373	507,757,326	546,672,537	1,981,765,046	1,129,128,719

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	235,041,902	120,287,355	64,824,288	214,450,170	122,982,899
Annuity payments	(4,550,263)	(4,236,513)	(812,624)	(2,512,105)	(1,200,379)
Surrenders, withdrawals and death benefits	(534,484,388)	(439,144,640)	(240,811,553)	(892,871,161)	(471,745,943)
Net transfers between other subaccounts
or fixed rate option	196,585,979	284,025,448	140,196,997	990,686,650	138,084,890
Miscellaneous transactions	(16,971)	393	1,656	(5,164)	21,743
Other charges	(77,131,361)	(43,156,250)	(38,238,550)	(148,811,986)	(71,059,072)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(184,555,102)	(82,224,207)	(74,839,786)	160,936,404	(282,915,862)

TOTAL INCREASE (DECREASE) IN NET ASSETS	997,790,271	425,533,119	471,832,751	2,142,701,450	846,212,857

NET ASSETS
Beginning of period	6,701,811,750	3,901,018,323	2,980,411,166	11,139,503,571	5,670,024,918
End of period	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021	$6,516,237,775

Beginning units	454,582,371	292,347,218	223,079,707	735,148,564	369,894,103
Units issued	50,961,223	44,495,151	25,364,367	126,837,899	34,138,602
Units redeemed	(59,935,128)	(49,118,304)	(29,136,031)	(114,113,417)	(48,391,749)
Ending units	445,608,466	287,724,065	219,308,043	747,873,046	355,640,956
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(14,245,651)	$642,684	$(4,196,921)	$(23,968,850)	$(1,847,075)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	92,928,484	—	20,176,419	41,747,534	2,888,721
Net change in unrealized appreciation (depreciation) on investments	135,337,036	—	48,159,247	93,482,322	20,310,920
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	214,019,869	642,684	64,138,745	111,261,006	21,352,566

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,575,226	40,460,069	7,514,989	16,133,543	3,100,001
Annuity payments	(1,099,425)	(537,336)	(199,526)	(1,780,648)	(135,122)
Surrenders, withdrawals and death benefits	(82,040,549)	(949,867,930)	(21,886,057)	(148,047,831)	(9,539,624)
Net transfers between other subaccounts
or fixed rate option	49,168,060	923,007,055	21,066,300	182,127,280	11,775,018
Miscellaneous transactions	61,864	1,122	5,834	12,861	5,374
Other charges	(8,060,787)	(1,204,551)	(2,288,937)	(14,507,262)	(1,029,526)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,395,611)	11,858,429	4,212,603	33,937,943	4,176,121

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,624,258	12,501,113	68,351,348	145,198,949	25,528,687

NET ASSETS
Beginning of period	806,817,394	218,732,261	223,149,485	1,411,076,520	112,783,217
End of period	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469	$138,311,904

Beginning units	29,237,797	23,879,398	10,534,931	124,402,677	10,562,740
Units issued	6,697,000	46,215,829	2,743,605	29,372,598	2,635,849
Units redeemed	(6,602,864)	(44,953,814)	(2,510,068)	(26,942,581)	(2,353,937)
Ending units	29,331,933	25,141,413	10,768,468	126,832,694	10,844,652
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,167,380)	$(42,551,075)	$(18,601,783)	$(1,075,475)	$(3,138,136)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,304,164	277,211,839	29,547,859	4,509,144	3,277,880
Net change in unrealized appreciation (depreciation) on investments	58,287,199	7,157,533	119,133,859	10,344,486	20,233,880
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	70,423,983	241,818,297	130,079,935	13,778,155	20,373,624

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,807,260	32,585	15,277,921	2,583,032	1,675,279
Annuity payments	(156,582)	(404,969)	(596,886)	(6,605)	(21,264)
Surrenders, withdrawals and death benefits	(20,003,944)	(156,339,645)	(119,588,808)	(5,193,333)	(14,727,470)
Net transfers between other subaccounts
or fixed rate option	(4,049,760)	(5,640,890,539)	125,244,632	4,518,590	33,006,186
Miscellaneous transactions	2,538	1,777	(641)	632	1,861
Other charges	(2,732,374)	(33,081,430)	(12,924,230)	(654,709)	(2,079,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,132,862)	(5,830,682,221)	7,411,988	1,247,607	17,854,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,291,121	(5,588,863,924)	137,491,923	15,025,762	38,228,352

NET ASSETS
Beginning of period	234,931,198	7,019,501,857	1,185,538,988	57,714,975	171,196,680
End of period	$284,222,319	$1,430,637,933	$1,323,030,911	$72,740,737	$209,425,032

Beginning units	18,471,642	571,595,380	96,819,955	3,863,971	18,398,504
Units issued	2,747,032	94,124,419	20,317,768	1,240,097	6,776,561
Units redeemed	(4,148,767)	(568,369,655)	(19,870,512)	(1,128,208)	(5,119,014)
Ending units	17,069,907	97,350,144	97,267,211	3,975,860	20,056,051
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,580,687)	$(57,838,719)	$(36,857,029)	$(31,222,894)	$(7,036)
Capital gains distributions received	—	—	—	—	27,323
Net realized gain (loss) on shares redeemed	18,832,417	127,675,464	97,792,731	52,623,402	26,673
Net change in unrealized appreciation (depreciation) on investments	41,363,201	494,617,994	316,776,525	244,893,079	62,504
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,614,931	564,454,739	377,712,227	266,293,587	109,464

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,005,451	62,402,441	68,045,193	49,629,241	—
Annuity payments	(89,438)	(1,074,123)	(162,586)	(459,236)	—
Surrenders, withdrawals and death benefits	(23,750,511)	(262,534,734)	(147,576,727)	(130,827,570)	(11,544)
Net transfers between other subaccounts
or fixed rate option	28,075,788	236,013,628	143,829,790	209,986,567	102,510
Miscellaneous transactions	17,246	(7,317)	15,416	(6,304)	—
Other charges	(2,835,812)	(46,283,353)	(28,287,713)	(25,325,861)	(4,396)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,422,724	(11,483,458)	35,863,373	102,996,837	86,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,037,655	552,971,281	413,575,600	369,290,424	196,034

NET ASSETS
Beginning of period	258,664,568	3,400,440,878	2,084,921,977	1,775,755,842	432,173
End of period	$322,702,223	$3,953,412,159	$2,498,497,577	$2,145,046,266	$628,207

Beginning units	13,467,787	262,006,212	147,089,747	146,491,433	16,200
Units issued	3,527,667	31,236,386	21,741,372	26,618,217	9,074
Units redeemed	(3,077,042)	(30,803,019)	(18,140,297)	(18,347,847)	(5,877)
Ending units	13,918,412	262,439,579	150,690,822	154,761,803	19,397

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$924	$(7,014)	$(21,164)	$(6,933)	$(8,360)
Capital gains distributions received	80,009	38,005	205,653	98,644	60,558
Net realized gain (loss) on shares redeemed	(18,183)	58,608	51,943	17,156	(9,277)
Net change in unrealized appreciation (depreciation) on investments	46,353	88,450	24,300	27,753	66,525
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,103	178,049	260,732	136,620	109,446

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,214	16,726	10,613	6,294	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(10,374)	(42,483)	(71,777)	(9,460)	(27,680)
Net transfers between other subaccounts
or fixed rate option	28,001	(162,424)	118,264	(94,166)	25,242
Miscellaneous transactions	—	21	3	—	—
Other charges	(5,143)	(6,582)	(13,892)	(4,775)	(4,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	17,698	(194,742)	43,211	(102,107)	(7,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	126,801	(16,693)	303,943	34,513	102,061

NET ASSETS
Beginning of period	405,129	712,958	1,412,832	472,779	487,977
End of period	$531,930	$696,265	$1,716,775	$507,292	$590,038

Beginning units	23,269	58,275	55,775	27,062	27,609
Units issued	8,395	14,233	20,272	3,989	5,308
Units redeemed	(6,434)	(26,146)	(18,105)	(8,872)	(5,299)
Ending units	25,230	46,362	57,942	22,179	27,618
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,747)	$1,424	$(6,320)	$(2,788)	$1,257
Capital gains distributions received	17,392	14,050	72,583	—	—
Net realized gain (loss) on shares redeemed	(191)	2,021	(13,724)	(9,193)	(2,163)
Net change in unrealized appreciation (depreciation) on investments	88,383	34,450	32,308	56,133	9,226
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,837	51,945	84,847	44,152	8,320

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,082)	(10,469)	(34,721)	(13,904)	(3,486)
Net transfers between other subaccounts
or fixed rate option	229,696	124,002	(99,757)	(85,961)	10,282
Miscellaneous transactions	—	55	—	11	—
Other charges	(3,899)	(2,564)	(3,753)	(1,473)	(587)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	188,715	111,024	(138,231)	(101,327)	6,209

TOTAL INCREASE (DECREASE) IN NET ASSETS	289,552	162,969	(53,384)	(57,175)	14,529

NET ASSETS
Beginning of period	332,837	174,678	579,708	291,669	64,024
End of period	$622,389	$337,647	$526,324	$234,494	$78,553

Beginning units	20,252	12,443	26,844	16,720	5,888
Units issued	12,894	9,576	4,357	3,676	2,550
Units redeemed	(3,134)	(4,305)	(9,746)	(8,797)	(2,038)
Ending units	30,012	17,714	21,455	11,599	6,400
The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$3,188	$(16,125)	$(3,606)	$(3,714,634)	$(661,003)
Capital gains distributions received	34,692	259,818	79,755	—	—
Net realized gain (loss) on shares redeemed	9,996	19,508	22,416	21,741,924	315,574
Net change in unrealized appreciation (depreciation) on investments	53,569	(4,021)	96,292	48,983,795	637,496
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	101,445	259,180	194,857	67,011,085	292,067

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,581	—	—	13,126,522	—
Annuity payments	—	—	—	(159,229)	—
Surrenders, withdrawals and death benefits	(9,555)	(39,148)	(17,936)	(23,510,893)	(11,475,042)
Net transfers between other subaccounts
or fixed rate option	151,772	141,460	63,004	12,841,464	47,000,736
Miscellaneous transactions	—	—	39	2,783	581
Other charges	(5,173)	(8,610)	(6,206)	(2,226,502)	(3,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	140,625	93,702	38,901	74,145	35,522,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	242,070	352,882	233,758	67,085,230	35,814,395

NET ASSETS
Beginning of period	414,629	866,484	683,982	213,715,238	10,234,442
End of period	$656,699	$1,219,366	$917,740	$280,800,468	$46,048,837

Beginning units	24,933	43,260	49,052	9,214,671	873,859
Units issued	10,998	10,408	9,904	2,511,491	4,158,728
Units redeemed	(4,582)	(5,997)	(7,205)	(2,377,673)	(1,158,262)
Ending units	31,349	47,671	51,751	9,348,489	3,874,325
The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(996,526)	$3,767	$(11,392)	$(6,945)	$(557,051)
Capital gains distributions received	—	63,442	83,048	62,057	—
Net realized gain (loss) on shares redeemed	3,303,343	(12,510)	58,108	16,955	683,494
Net change in unrealized appreciation (depreciation) on investments	(1,240,475)	(34,651)	79,867	13,779	704,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,066,342	20,048	209,631	85,846	830,775

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	173	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,120,312)	(13,142)	(224,177)	(51,616)	(2,215,768)
Net transfers between other subaccounts
or fixed rate option	(8,727,674)	(7,254)	(22,342)	19,510	(4,907,575)
Miscellaneous transactions	214	—	2	—	(1,380)
Other charges	(28,654)	(443)	(2,147)	(448)	(25,988)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,876,426)	(20,839)	(248,491)	(32,554)	(7,150,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,810,084)	(791)	(38,860)	53,292	(6,319,936)

NET ASSETS
Beginning of period	46,916,792	156,441	705,016	368,385	27,093,949
End of period	$35,106,708	$155,650	$666,156	$421,677	$20,774,013

Beginning units	3,939,092	9,950	177,323	16,751	2,413,046
Units issued	2,136,355	211	753	1,574	264,019
Units redeemed	(3,297,067)	(1,455)	(54,104)	(2,776)	(892,530)
Ending units	2,778,380	8,706	123,972	15,549	1,784,535
The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(14,586,632)	$(29,202,734)	$(15,374)	$(4,477,200)	$(155,592)
Capital gains distributions received	—	—	145,054	—	—
Net realized gain (loss) on shares redeemed	83,137,060	49,472,488	63,241	8,229,725	481,393
Net change in unrealized appreciation (depreciation) on investments	140,360,164	251,314,114	148,689	22,800,788	36,177
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	208,910,592	271,583,868	341,610	26,553,313	361,978

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	218,336,187	57,193,306	—	16,612,135	—
Annuity payments	(146,688)	(3,084,920)	—	(180,241)	—
Surrenders, withdrawals and death benefits	(227,650,351)	(133,193,607)	(256,717)	(48,354,340)	(858,012)
Net transfers between other subaccounts
or fixed rate option	(4,084,188)	88,666,892	(35,232)	75,258,512	(3,726,060)
Miscellaneous transactions	47,737	(1,875)	—	(87)	(338)
Other charges	(2,961,296)	(20,826,561)	(1,805)	(3,464,178)	(5,387)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,458,599)	(11,246,765)	(293,754)	39,871,801	(4,589,797)

TOTAL INCREASE (DECREASE) IN NET ASSETS	192,451,993	260,337,103	47,856	66,425,114	(4,227,819)

NET ASSETS
Beginning of period	1,066,651,624	1,681,427,316	1,279,643	295,254,166	10,166,811
End of period	$1,259,103,617	$1,941,764,419	$1,327,499	$361,679,280	$5,938,992

Beginning units	77,775,300	142,882,750	65,422	26,711,644	1,036,940
Units issued	19,985,334	12,032,806	128	10,861,973	161,279
Units redeemed	(17,011,589)	(12,476,187)	(13,186)	(7,295,542)	(625,054)
Ending units	80,749,045	142,439,369	52,364	30,278,075	573,165
The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(9,495,287)	$(65,035)	$(2,498,174)	$(238,809)	$(254,850)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,971,618	109,502	7,738,561	1,113,553	(45,560)
Net change in unrealized appreciation (depreciation) on investments	115,460,259	912,280	36,587,498	(174,251)	4,546,379
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	118,936,590	956,747	41,827,885	700,493	4,245,969

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,401,998	1,049,334	8,013,111	—	4,221,921
Annuity payments	(92,723)	—	(142,721)	—	(41,696)
Surrenders, withdrawals and death benefits	(37,959,063)	(371,914)	(11,114,386)	(1,520,843)	(1,786,629)
Net transfers between other subaccounts
or fixed rate option	84,909,200	(238,699)	29,780,387	(14,995,114)	620,333
Miscellaneous transactions	(3,138)	1,049	(1,538)	(59)	1,737
Other charges	(8,141,363)	(29,714)	(1,538,899)	(4,397)	(112,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	118,114,911	410,056	24,995,954	(16,520,413)	2,902,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	237,051,501	1,366,803	66,823,839	(15,819,920)	7,148,682

NET ASSETS
Beginning of period	511,595,147	6,818,248	138,715,955	20,452,659	23,988,989
End of period	$748,646,648	$8,185,051	$205,539,794	$4,632,739	$31,137,671

Beginning units	40,452,623	676,246	8,592,386	2,166,830	2,405,900
Units issued	12,166,452	191,597	3,707,207	354,204	648,945
Units redeemed	(3,679,887)	(154,276)	(2,262,132)	(2,061,023)	(376,018)
Ending units	48,939,188	713,567	10,037,461	460,011	2,678,827
The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,219,077)	$(234,319,805)	$(189,444)	$(136,504)	$(359,310)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,737,614	7,000,132	590,491	473,945	1,769,583
Net change in unrealized appreciation (depreciation) on investments	30,596,302	2,007,497,930	3,533,007	3,136,220	(227,063)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,114,839	1,780,178,257	3,934,054	3,473,661	1,183,210

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,529,274	3,288,521,346	2,796,158	2,443,748	—
Annuity payments	(200,898)	(1,691,348)	(42,910)	—	—
Surrenders, withdrawals and death benefits	(10,728,393)	(714,654,957)	(1,298,179)	(961,971)	(3,156,719)
Net transfers between other subaccounts
or fixed rate option	26,600,286	30,000,216	(183,279)	(99,558)	(19,704,579)
Miscellaneous transactions	4,320	92,174	1,504	(430)	288
Other charges	(1,309,222)	(1,360,685)	(85,569)	(68,660)	(5,018)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	19,895,367	2,600,906,746	1,187,725	1,313,129	(22,866,028)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,010,206	4,381,085,003	5,121,779	4,786,790	(21,682,818)

NET ASSETS
Beginning of period	117,570,092	9,805,072,122	17,549,835	13,957,331	30,694,154
End of period	$174,580,298	$14,186,157,125	$22,671,614	$18,744,121	$9,011,336

Beginning units	7,719,740	941,647,455	1,160,988	882,618	2,826,703
Units issued	3,227,268	234,052,490	307,834	249,667	542,905
Units redeemed	(2,039,649)	(5,850,681)	(225,295)	(143,080)	(2,593,975)
Ending units	8,907,359	1,169,849,264	1,243,527	989,205	775,633
The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(31,630,598)	$(212,832)	$(464,703)	$(461,959)	$(114,573)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,742,547	378,085	1,144,647	1,431,477	29,715
Net change in unrealized appreciation (depreciation) on investments	456,642,009	5,775,199	12,965,037	9,001,752	1,039,596
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	433,753,958	5,940,452	13,644,981	9,971,270	954,738

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	521,434,277	4,852,735	8,390,239	7,565,437	2,272,649
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(68,427,264)	(1,668,761)	(4,403,069)	(4,122,599)	(1,526,577)
Net transfers between other subaccounts
or fixed rate option	359,395,287	286,010	14,010,611	(3,479,323)	(1,096,925)
Miscellaneous transactions	(24,865)	(3,391)	(656)	2,968	(80)
Other charges	(29,970,509)	(197,961)	(421,719)	(434,774)	(111,797)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	782,406,926	3,268,632	17,575,406	(468,291)	(462,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,216,160,884	9,209,084	31,220,387	9,502,979	492,008

NET ASSETS
Beginning of period	1,489,625,043	29,295,145	52,914,322	70,334,479	19,025,770
End of period	$2,705,785,927	$38,504,229	$84,134,709	$79,837,458	$19,517,778

Beginning units	125,667,557	2,648,355	4,446,454	5,860,541	1,990,339
Units issued	63,219,605	520,475	1,987,457	738,387	285,974
Units redeemed	(3,363,424)	(221,139)	(544,382)	(734,796)	(345,202)
Ending units	185,523,738	2,947,691	5,889,529	5,864,132	1,931,111

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(220,524)	$(227,667)	$(13,067)	$(39,994)	$(43,130)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	648,451	296,200	(23,571)	107,179	31,624
Net change in unrealized appreciation (depreciation) on investments	7,569,930	2,627,277	(50,322)	1,524,442	315,620
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,997,857	2,695,810	(86,960)	1,591,627	304,114

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,395,868	4,944,503	282,471	951,985	1,962,787
Annuity payments	(69,662)	(25,769)	—	—	—
Surrenders, withdrawals and death benefits	(1,548,619)	(2,265,055)	(101,089)	(188,012)	(365,330)
Net transfers between other subaccounts
or fixed rate option	(947,206)	(358,958)	(278,883)	(294,350)	1,864,509
Miscellaneous transactions	1,823	373	44	(15)	(130)
Other charges	(205,021)	(217,052)	(12,107)	(36,640)	(40,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,627,183	2,078,042	(109,564)	432,968	3,421,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,625,040	4,773,852	(196,524)	2,024,595	3,725,868

NET ASSETS
Beginning of period	30,681,919	33,023,829	2,420,854	5,675,867	5,149,142
End of period	$41,306,959	$37,797,681	$2,224,330	$7,700,462	$8,875,010

Beginning units	2,697,700	3,215,908	254,063	529,148	548,603
Units issued	540,506	608,095	48,072	100,400	515,367
Units redeemed	(313,228)	(415,939)	(59,067)	(58,916)	(161,563)
Ending units	2,924,978	3,408,064	243,068	570,632	902,407
The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,129,182)	$(1,147,004)	$(26,030)	$(12,083)	$(15,905)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,944,596	4,288,992	28,177	9,731	28,767
Net change in unrealized appreciation (depreciation) on investments	68,455,594	1,606,856	260,431	155,979	132,294
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	64,271,008	4,748,844	262,578	153,627	145,156

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,601,750	—	1,462,283	705,871	648,180
Annuity payments	(25,100)	(54,367)	—	—	—
Surrenders, withdrawals and death benefits	(12,939,085)	(8,833,850)	(178,226)	(72,076)	(96,738)
Net transfers between other subaccounts
or fixed rate option	65,412,318	(31,388,847)	(79,061)	172,242	558,735
Miscellaneous transactions	(13,546)	(38)	4	221	(380)
Other charges	(6,070,983)	(21,543)	(24,037)	(10,644)	(14,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	115,965,354	(40,298,645)	1,180,963	795,614	1,095,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	180,236,362	(35,549,801)	1,443,541	949,241	1,240,355

NET ASSETS
Beginning of period	321,087,527	74,689,589	3,850,443	1,609,795	2,103,437
End of period	$501,323,889	$39,139,788	$5,293,984	$2,559,036	$3,343,792

Beginning units	29,409,375	7,783,001	361,055	154,322	195,134
Units issued	11,277,973	2,248,355	159,022	88,150	136,752
Units redeemed	(1,334,892)	(6,267,890)	(47,408)	(13,379)	(37,178)
Ending units	39,352,456	3,763,466	472,669	229,093	294,708
The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(28,255)	$(46,772)	$(53,610)	$352,609	$421,090
Capital gains distributions received	—	—	—	1,896,144	44,540
Net realized gain (loss) on shares redeemed	35,796	4,384	12,219	100	60,545
Net change in unrealized appreciation (depreciation) on investments	618,027	1,172,475	431,800	4,703,648	1,560,300
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	625,568	1,130,087	390,409	6,952,501	2,086,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	732,672	1,120,222	867,667	7,045,210	3,716,247
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(149,849)	(226,807)	(405,087)	(2,035,097)	(753,615)
Net transfers between other subaccounts
or fixed rate option	98,753	306,429	182,510	16,249	901,888
Miscellaneous transactions	(75)	67	(215)	924	(349)
Other charges	(25,409)	(42,679)	(51,411)	(251,081)	(102,334)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	656,092	1,157,232	593,464	4,776,205	3,761,837

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,281,660	2,287,319	983,873	11,728,706	5,848,312

NET ASSETS
Beginning of period	3,886,044	6,560,071	8,325,853	39,435,605	13,988,226
End of period	$5,167,704	$8,847,390	$9,309,726	$51,164,311	$19,836,538

Beginning units	378,169	668,651	874,887	3,692,794	1,264,337
Units issued	101,880	182,989	132,737	729,398	472,206
Units redeemed	(42,056)	(72,611)	(73,133)	(291,759)	(142,375)
Ending units	437,993	779,029	934,491	4,130,433	1,594,168
The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,184,283)	$24,421	$(293,808)	$(192,026)	$(7,798,261)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,461,791	126,822	1,938,487	306,521	66,774
Net change in unrealized appreciation (depreciation) on investments	2,285,245	929,895	(155,348)	(70,028)	112,524,122
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,562,753	1,081,138	1,489,331	44,467	104,792,635

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,933	—	—	458,956,756
Annuity payments	—	(65,825)	—	—	—
Surrenders, withdrawals and death benefits	(10,809,037)	(493,932)	(1,931,823)	(2,261,737)	(7,902,684)
Net transfers between other subaccounts
or fixed rate option	(46,769,924)	(101,594)	(17,083,356)	17,952,073	80,045,106
Miscellaneous transactions	(6,677)	305	137,288	124	(6,597)
Other charges	(31,386)	(23,463)	(5,319)	(3,115)	(7,625,018)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(57,617,024)	(677,576)	(18,883,210)	15,687,345	523,467,563

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,054,271)	403,562	(17,393,879)	15,731,812	628,260,198

NET ASSETS
Beginning of period	86,290,881	5,533,421	26,722,851	3,009,145	274,473,102
End of period	$34,236,610	$5,936,983	$9,328,972	$18,740,957	$902,733,300

Beginning units	9,049,585	506,495	2,787,789	312,997	28,990,091
Units issued	2,095,465	19,281	2,042,450	2,184,561	50,118,528
Units redeemed	(7,848,603)	(75,070)	(3,943,588)	(732,015)	(133,918)
Ending units	3,296,447	450,706	886,651	1,765,543	78,974,701

The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio	AST T. Rowe Price Corporate Bond Portfolio
	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(97,827)	$(966,371)	$(680,217)	$(238)	$(238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,275)	21,723	71,948	1	1
Net change in unrealized appreciation (depreciation) on investments	(119,031)	13,051,597	8,199,888	1,148	1,386
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(223,133)	12,106,949	7,591,619	911	1,149

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	153,911,798	114,530,816	278,535	278,534
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,694,310)	(551,814)	(573,486)	—	—
Net transfers between other subaccounts
or fixed rate option	12,144,440	7,427,163	7,286,415	—	—
Miscellaneous transactions	94,520	11,841	5,344	—	—
Other charges	(304)	(711,987)	(591,848)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,544,346	160,087,001	120,657,241	278,535	278,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,321,213	172,193,950	128,248,860	279,446	279,683

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$10,321,213	$172,193,950	$128,248,860	$279,446	$279,683

Beginning units	—	—	—	—	—
Units issued	3,763,328	14,205,968	11,103,167	27,773	27,742
Units redeemed	(2,842,978)	(81,612)	(214,090)	—	—
Ending units	920,350	14,124,356	10,889,077	27,773	27,742

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(218)	$(744)	$(238)	$(461)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,498	5,018	1,090	8,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,281	4,278	853	7,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	261,034	640,035	278,535	1,091,132
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	73
Miscellaneous transactions	—	—	—	367
Other charges	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	261,034	640,035	278,535	1,091,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	262,315	644,313	279,388	1,099,409

NET ASSETS
Beginning of period	—	—	—	—
End of period	$262,315	$644,313	$279,388	$1,099,409

Beginning units	—	—	—	—
Units issued	26,072	63,601	27,768	106,752
Units redeemed	—	—	—	(26)
Ending units	26,072	63,601	27,768	106,726

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A118

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2020

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity B, L, X Series

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio
Prudential Global Portfolio	(Service Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Cohen & Steers Realty Portfolio
T. Rowe Price Equity Income Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
(Equity Income Class)	AST T. Rowe Price Large-Cap Value Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST High Yield Portfolio
Janus Henderson VIT Research Portfolio	AST Small-Cap Growth Opportunities Portfolio
(Institutional Shares)	AST WEDGE Capital Mid-Cap Value Portfolio
Janus Henderson VIT Overseas Portfolio	AST Small-Cap Value Portfolio
(Institutional Shares)	AST Mid-Cap Growth Portfolio
A119

Note 1:    General (continued)

AST Hotchkis & Wiley Large-Cap Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Loomis Sayles Large-Cap Growth Portfolio	AST Bond Portfolio 2022
AST MFS Growth Portfolio	AST Quantitative Modeling Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST QMA US Equity Alpha Portfolio	AST Prudential Core Bond Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST Bond Portfolio 2023
AST T. Rowe Price Asset Allocation Portfolio	AST MFS Growth Allocation Portfolio
AST MFS Global Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST J.P. Morgan International Equity Portfolio	AST MFS Large-Cap Value Portfolio
AST Templeton Global Bond Portfolio**	AST Bond Portfolio 2024
AST Wellington Management Hedged Equity Portfolio	AST AQR Emerging Markets Equity Portfolio**
AST Capital Growth Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Balanced Asset Allocation Portfolio	AST AQR Large-Cap Portfolio**
AST Preservation Asset Allocation Portfolio	AST Large-Cap Core Portfolio (formerly
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST QMA Large-Cap Portfolio)
AST Prudential Growth Allocation Portfolio	AST Bond Portfolio 2025
AST Advanced Strategies Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Goldman Sachs Global Growth
AST Government Money Market Portfolio	Allocation Portfolio**
AST Small-Cap Growth Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST International Value Portfolio	AST Franklin Templeton K2 Global Absolute
AST International Growth Portfolio	Return Portfolio**
AST Investment Grade Bond Portfolio	AST Managed Equity Portfolio**
AST Western Asset Core Plus Bond Portfolio	AST Managed Fixed Income Portfolio**
AST Cohen & Steers Global Realty Portfolio	AST FQ Absolute Return Currency Portfolio**
AST Emerging Markets Equity Portfolio (formerly	AST Jennison Global Infrastructure Portfolio**
AST Parametric Emerging Markets Equity Portfolio)	AST PIMCO Dynamic Bond Portfolio**
AST Goldman Sachs Small-Cap Value Portfolio	AST Legg Mason Diversified Growth Portfolio
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2026
AST J.P. Morgan Global Thematic Portfolio	AST AB Global Bond Portfolio**
AST Goldman Sachs Multi-Asset Portfolio	AST Goldman Sachs Global Income Portfolio**
ProFund VP Consumer Services	AST Global Bond Portfolio (formerly AST
ProFund VP Consumer Goods	Wellington Management Global Bond Portfolio)
ProFund VP Financials	AST Neuberger Berman Long/Short Portfolio**
ProFund VP Health Care	AST QMA International Core Equity Portfolio
ProFund VP Industrials	AST Managed Alternatives Portfolio**
ProFund VP Mid-Cap Growth	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Mid-Cap Value	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Real Estate	(Class 2)
ProFund VP Small-Cap Growth	AST Bond Portfolio 2027
ProFund VP Small-Cap Value	NVIT Emerging Markets Fund (Class D)
ProFund VP Telecommunications	AST Bond Portfolio 2028
ProFund VP Utilities	AST Bond Portfolio 2029
ProFund VP Large-Cap Growth	AST American Funds Growth Allocation Portfolio
ProFund VP Large-Cap Value	AST Bond Portfolio 2030
AST Jennison Large-Cap Growth Portfolio	AST BlackRock 80/20 Target Allocation ETF Portfolio
AST Bond Portfolio 2020*	AST BlackRock 60/40 Target Allocation ETF Portfolio
AST Bond Portfolio 2021	AST Western Asset Corporate Bond Portfolio
Wells Fargo VT International Equity Fund (Class 1)	AST T. Rowe Price Corporate Bond Portfolio
Wells Fargo VT Omega Growth Fund (Class 1)	AST PIMCO Corporate Bond Portfolio
A120

Note 1:    General (continued)

AST Prudential Corporate Bond Portfolio	Fidelity® VIP International Capital Appreciation Portfolio
AST BlackRock Corporate Bond Portfolio	(Initial Class)
AST Dimensional Global Core Allocation Portfolio	Fidelity® VIP Mid Cap Portfolio (Initial Class)
AST Bond Portfolio 2031	Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Utilities Portfolio (Initial Class)****
(Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
Fidelity® VIP Growth Portfolio (Initial Class)	ClearBridge Variable Small Cap Growth
Fidelity® VIP Investment Grade Bond Portfolio	Portfolio (Class I)
(Initial Class)	Western Asset Core Plus VIT Portfolio (Class I)
MFS® New Discovery Series (Initial Class)	Western Asset Variable Global High Yield Bond
MFS® Total Return Series (Initial Class)	Portfolio (Class I)
MFS® Total Return Bond Series (Initial Class)	MFS® Mid Cap Growth Series (Initial Class)
Vanguard Equity Index Portfolio	MFS® International Intrinsic Value Portfolio
Vanguard Global Bond Index	(Initial Class)
Vanguard Mid-Cap Index Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Vanguard Real Estate Index Portfolio	(Initial Class)
Vanguard Total Bond Market Index Portfolio	MFS® International Growth Portfolio (Service Shares)
Vanguard Total International Stock Index Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
Vanguard Total Stock Market Index Portfolio	(Service Shares)
Vanguard Balanced Portfolio	MFS® Technology Portfolio (Service Shares)
Vanguard Conservative Allocation Portfolio	MFS® Investors Trust Series (Service Shares)
Vanguard Growth Portfolio	MFS® Mid Cap Growth Series (Service Shares)
Vanguard High Yield Bond Portfolio	MFS® New Discovery Series (Service Shares)
Vanguard Moderate Allocation Portfolio	MFS® Research Series (Service Shares)
Vanguard Short-Term Investment Grade Portfolio	MFS® Total Return Bond Series (Service Shares)
American Funds IS Asset Allocation Fund (Class 1)	MFS® Total Return Series (Service Shares)
American Funds IS Blue Chip Income and	MFS® Utilities Series (Service Shares)
Growth Fund (Class 1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
American Funds IS Bond Fund (Class 1)	American Funds IS Asset Allocation Fund (Class 4)
American Funds IS Growth Fund (Class 1)	American Funds IS Blue Chip Income and Growth
American Funds IS Growth-Income Fund (Class 1)	Fund (Class 4)
American Funds IS U.S. Government/AAA-Rated	American Funds IS Bond Fund (Class 4)
Securities Fund (Class 1)	American Funds IS Global Growth and Income
BlackRock Basic Value V.I. Fund (Class I)	Fund (Class 4)
BlackRock Capital Appreciation V.I. Fund (Class I)	American Funds IS Global Small Capitalization
BlackRock Equity Dividend V.I. Fund (Class I)	Fund (Class 4)
BlackRock Global Allocation V.I. Fund (Class I)	American Funds IS Growth Fund (Class 4)
DFA VA Global Bond Portfolio	American Funds IS Growth-Income Fund (Class 4)
DFA VA Short-Term Fixed Portfolio	American Funds IS International Fund (Class 4)
DFA VA U.S. Large Value Portfolio	American Funds IS New World Fund® (Class 4)
DFA VA U.S. Targeted Value Portfolio	BlackRock Advantage Large Cap Core V.I.
Fidelity® VIP Balanced Portfolio (Initial Class)	Fund (Class III)
Fidelity® VIP Consumer Discretionary	BlackRock Advantage Large Cap Value V.I.
Portfolio (Initial Class)****	Fund (Class III)
Fidelity® VIP Disciplined Small Cap Portfolio	BlackRock Basic Value V.I. Fund (Class III)
(Initial Class)	BlackRock Capital Appreciation V.I. Fund (Class III)
Fidelity® VIP Emerging Markets Portfolio	BlackRock Equity Dividend V.I. Fund (Class III)
(Initial Class)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Financial Services Portfolio	Fidelity® VIP Balanced Portfolio (Service Class 2)
(Initial Class)****	Fidelity® VIP Growth Opportunities Portfolio
Fidelity® VIP Floating Rate High Income Portfolio	(Service Class 2)
(Initial Class)	Fidelity® VIP Health Care Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Initial Class)	Prudential Government Income Portfolio***
Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP High Income Portfolio (Initial Class)***
A121

Note 1:    General (continued)

MFS® Investors Trust Series (Initial Class)***	DFA VA International Small Portfolio***
MFS® Utilities Series (Initial Class)***	DFA VA International Value Portfolio***
MFS® Value Series (Initial Class)***	ClearBridge Variable Aggressive Growth Portfolio
Vanguard Capital Growth Portfolio***	(Class I)***
Vanguard Diversified Value Portfolio***	ClearBridge Variable Appreciation Portfolio (Class I)***
Vanguard Equity Income Portfolio***	ClearBridge Variable Dividend Strategy Portfolio
Vanguard International Portfolio***	(Class I)***
American Funds IS Ultra-Short Bond Fund (Class 1)***	ClearBridge Variable Large Cap Growth Portfolio
BlackRock Advantage Large Cap Core V.I. Fund	(Class I)***
(Class I)***	QS Variable Conservative Growth (Class I) ***
BlackRock Large Cap Focus Growth V.I. Fund	QS Variable Growth (Class I)***
(Class I)***	QS Variable Moderate Growth (Class I)***
DFA VA Global Moderate Allocation Portfolio***	MFS® Technology Portfolio (Initial Class)***

*    Subaccount liquidated during the period ended December 31, 2020.
**    Subaccount was no longer available for investment as of December 31, 2020.
*** Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.
****    Subaccount was available for investment but had no assets as of December 31, 2020.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2020 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 24, 2020	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 24, 2020	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
April 24, 2020	AST Managed Equity Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Fixed Income Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Alternatives Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST AQR Emerging Markets Equity Portfolio	AST Emerging Markets Equity Portfolio
August 14, 2020	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
August 14, 2020	AST FQ Absolute Return Currency Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Jennison Global Infrastructure Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Neuberger Berman Long/Short Portfolio	AST Government Money Market Portfolio
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST PIMCO Dynamic Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST AB Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio

A122

Note 1:    General (continued)

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per
A123

Note 3:    Fair Value Measurements (continued)
share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$43,570,007	$39,717,936
Prudential Diversified Bond Portfolio	1,595,816	19,924,396
Prudential Equity Portfolio (Class I)	1,594,220	30,385,611
Prudential Flexible Managed Portfolio	21,710	1,487,362
Prudential Conservative Balanced Portfolio	562,329	1,923,772
Prudential Value Portfolio (Class I)	3,876,709	32,399,552
Prudential High Yield Bond Portfolio	2,763,586	20,789,214
Prudential Natural Resources Portfolio (Class I)	441,898	237,591
Prudential Stock Index Portfolio	81,891,195	63,069,809
Prudential Global Portfolio	625,683	8,937,943
Prudential Jennison Portfolio (Class I)	2,427,031	72,561,190
Prudential Small Capitalization Stock Portfolio	9,187,086	12,387,785
T. Rowe Price International Stock Portfolio	344,306	2,542,128
T. Rowe Price Equity Income Portfolio (Equity Income Class)	793,971	7,547,589
Invesco V.I. Core Equity Fund (Series I)	768,752	10,188,952
Janus Henderson VIT Research Portfolio (Institutional Shares)	342,976	10,046,606
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	1,063,908	7,330,206
MFS® Research Series (Initial Class)	79,484	3,437,628
MFS® Growth Series (Initial Class)	1,200,577	12,179,141
American Century VP Value Fund (Class I)	690,285	3,941,785
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	1,390,223	6,202,630
Prudential Jennison 20/20 Focus Portfolio (Class I)	850,676	9,166,485
Davis Value Portfolio	97,536	3,838,459
AB VPS Large Cap Growth Portfolio (Class B)	759,716	2,830,994
Prudential SP Small Cap Value Portfolio (Class I)	3,945,925	12,198,451
Janus Henderson VIT Research Portfolio (Service Shares)	185,937	2,386,920
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,475,525	25,522,463
Prudential SP International Growth Portfolio (Class I)	1,236,497	6,503,557
A124

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Cohen & Steers Realty Portfolio	$131,160,710	$139,531,661
AST J.P. Morgan Strategic Opportunities Portfolio	640,197,129	772,772,870
AST T. Rowe Price Large-Cap Value Portfolio	336,373,161	344,582,241
AST High Yield Portfolio	94,704,562	101,802,180
AST Small-Cap Growth Opportunities Portfolio	90,009,942	120,320,726
AST WEDGE Capital Mid-Cap Value Portfolio	64,501,155	63,784,947
AST Small-Cap Value Portfolio	77,385,084	77,402,501
AST Mid-Cap Growth Portfolio	264,853,780	348,456,319
AST Hotchkis & Wiley Large-Cap Value Portfolio	192,268,746	194,357,721
AST Loomis Sayles Large-Cap Growth Portfolio	159,455,959	243,712,973
AST MFS Growth Portfolio	117,484,197	131,817,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	205,393,178	200,076,069
AST BlackRock Low Duration Bond Portfolio	118,964,413	102,164,774
AST QMA US Equity Alpha Portfolio	133,884,265	151,497,098
AST T. Rowe Price Natural Resources Portfolio	172,847,506	159,367,456
AST T. Rowe Price Asset Allocation Portfolio	4,348,606,700	5,269,137,295
AST MFS Global Equity Portfolio	187,653,180	221,434,126
AST J.P. Morgan International Equity Portfolio	134,547,142	143,279,732
AST Templeton Global Bond Portfolio	75,963,319	246,453,459
AST Wellington Management Hedged Equity Portfolio	756,543,875	875,992,693
AST Capital Growth Asset Allocation Portfolio	3,758,955,784	4,329,114,075
AST Academic Strategies Asset Allocation Portfolio	1,784,930,727	1,947,873,513
AST Balanced Asset Allocation Portfolio	2,191,585,657	2,827,047,147
AST Preservation Asset Allocation Portfolio	1,504,936,846	1,765,355,207
AST Fidelity Institutional AM℠ Quantitative Portfolio	1,496,968,656	1,762,088,312
AST Prudential Growth Allocation Portfolio	7,601,949,766	8,525,184,199
AST Advanced Strategies Portfolio	2,503,762,404	3,061,943,831
AST T. Rowe Price Large-Cap Growth Portfolio	392,139,539	525,686,453
AST Government Money Market Portfolio	600,004,880	437,663,359
AST Small-Cap Growth Portfolio	134,179,983	178,946,905
AST BlackRock/Loomis Sayles Bond Portfolio	894,084,443	931,367,992
AST International Value Portfolio	66,666,490	68,591,339
AST International Growth Portfolio	111,988,370	145,873,139
AST Investment Grade Bond Portfolio	34,960,400,789	36,748,193,768
AST Western Asset Core Plus Bond Portfolio	741,833,165	771,719,163
AST Cohen & Steers Global Realty Portfolio	47,200,447	46,923,110
AST Emerging Markets Equity Portfolio	192,736,400	159,549,382
AST Goldman Sachs Small-Cap Value Portfolio	186,976,732	189,475,298
AST AllianzGI World Trends Portfolio	1,773,545,725	2,106,049,502
AST J.P. Morgan Global Thematic Portfolio	1,262,610,871	1,451,371,356
AST Goldman Sachs Multi-Asset Portfolio	1,203,023,396	1,350,924,037
ProFund VP Consumer Services	610,297	251,298
ProFund VP Consumer Goods	332,593	435,750
ProFund VP Financials	593,367	573,460
ProFund VP Health Care	1,429,779	929,480
ProFund VP Industrials	243,691	274,963
ProFund VP Mid-Cap Growth	513,465	368,222
ProFund VP Mid-Cap Value	325,641	311,452
A125

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Real Estate	$235,592	$224,050
ProFund VP Small-Cap Growth	460,869	353,414
ProFund VP Small-Cap Value	143,389	142,351
ProFund VP Telecommunications	83,954	63,343
ProFund VP Utilities	258,411	324,474
ProFund VP Large-Cap Growth	480,243	531,585
ProFund VP Large-Cap Value	735,602	358,005
AST Jennison Large-Cap Growth Portfolio	192,812,707	165,375,176
AST Bond Portfolio 2020	14,770,946	61,510,248
AST Bond Portfolio 2021	52,517,775	24,930,465
Wells Fargo VT International Equity Fund (Class 1)	2,363	31,525
Wells Fargo VT Omega Growth Fund (Class 1)	1,281	165,634
Wells Fargo VT Small Cap Growth Fund (Class 1)	8,497	190,690
AST Bond Portfolio 2022	16,953,653	22,453,008
AST Quantitative Modeling Portfolio	134,508,941	273,465,054
AST BlackRock Global Strategies Portfolio	837,341,340	976,566,227
Wells Fargo VT Opportunity Fund (Class 1)	29,007	457,272
AST Prudential Core Bond Portfolio	261,750,844	198,819,086
AST Bond Portfolio 2023	6,166,375	8,024,624
AST MFS Growth Allocation Portfolio	569,395,920	481,030,013
AST Western Asset Emerging Markets Debt Portfolio	3,162,726	1,999,619
AST MFS Large-Cap Value Portfolio	117,107,888	99,635,697
AST Bond Portfolio 2024	11,859,297	15,477,353
AST AQR Emerging Markets Equity Portfolio	2,854,867	33,523,425
AST ClearBridge Dividend Growth Portfolio	102,907,841	101,830,588
AST Multi-Sector Fixed Income Portfolio	541,725,052	477,710,844
AST AQR Large-Cap Portfolio	1,956,436	24,630,442
AST Large-Cap Core Portfolio	26,968,722	6,881,227
AST Bond Portfolio 2025	20,026,772	27,285,641
AST T. Rowe Price Growth Opportunities Portfolio	2,090,632,635	1,934,596,955
AST Goldman Sachs Global Growth Allocation Portfolio	3,541,978	37,491,671
AST T. Rowe Price Diversified Real Growth Portfolio	47,329,485	13,034,985
AST Prudential Flexible Multi-Strategy Portfolio	28,973,533	11,320,729
AST Franklin Templeton K2 Global Absolute Return Portfolio	1,431,089	19,468,288
AST Managed Equity Portfolio	419,722	33,902,139
AST Managed Fixed Income Portfolio	318,770	37,509,322
AST FQ Absolute Return Currency Portfolio	139,779	2,933,361
AST Jennison Global Infrastructure Portfolio	691,113	8,172,089
AST PIMCO Dynamic Bond Portfolio	4,268,322	13,385,081
AST Legg Mason Diversified Growth Portfolio	372,568,018	367,437,890
AST Bond Portfolio 2026	19,171,902	52,091,334
AST AB Global Bond Portfolio	2,231,488	7,717,264
AST Goldman Sachs Global Income Portfolio	3,063,355	5,902,098
AST Global Bond Portfolio	198,743,701	4,057,032
AST Neuberger Berman Long/Short Portfolio	285,672	5,651,417
AST QMA International Core Equity Portfolio	2,031,240	1,379,834
AST Managed Alternatives Portfolio	83,936	9,585,245
Blackrock Global Allocation V.I. Fund (Class III)	9,885,752	7,053,584
A126

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	$3,729,397	$3,444,267
AST Bond Portfolio 2027	19,654,473	44,348,627
NVIT Emerging Markets Fund (Class D)	743,956	1,196,372
AST Bond Portfolio 2028	1,461,432	11,383,165
AST Bond Portfolio 2029	1,005,226	20,999,864
AST American Funds Growth Allocation Portfolio	715,045,374	556,177,178
AST Bond Portfolio 2030	174,391,746	150,647,389
AST BlackRock 80/20 Target Allocation ETF Portfolio	213,935,656	138,639,784
AST BlackRock 60/40 Target Allocation ETF Portfolio	134,853,458	78,605,377
AST Western Asset Corporate Bond Portfolio	3,312,504	302,574
AST T. Rowe Price Corporate Bond Portfolio	2,814,849	229,061
AST PIMCO Corporate Bond Portfolio	4,378,348	376,477
AST Prudential Corporate Bond Portfolio	6,158,410	782,674
AST BlackRock Corporate Bond Portfolio	3,722,553	235,931
AST Dimensional Global Core Allocation Portfolio	9,393,982	2,499,925
AST Bond Portfolio 2031	90,372,269	31,025,843
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	10,850	17
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	102,416	1,049
Fidelity® VIP Growth Portfolio (Initial Class)	25,663	105
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	50,094	103
MFS® New Discovery Series (Initial Class)	6,752	6
MFS® Total Return Series (Initial Class)	924,157	472
MFS® Total Return Bond Series (Initial Class)	56,525	125
Vanguard Equity Index Portfolio	48,473	141
Vanguard Global Bond Index	2,951	1
Vanguard Mid-Cap Index Portfolio	14,638	10
Vanguard Real Estate Index Portfolio	28,976	655
Vanguard Total Bond Market Index Portfolio	25,746	11
Vanguard Total International Stock Index Portfolio	68,337	60
Vanguard Total Stock Market Index Portfolio	237,317	135,608
Vanguard Balanced Portfolio	60,072	139
Vanguard Conservative Allocation Portfolio	71,557	157
Vanguard Growth Portfolio	9,761	45
Vanguard High Yield Bond Portfolio	6,000	9
Vanguard Moderate Allocation Portfolio	49,500	380
Vanguard Short-Term Investment Grade Portfolio	30,680	36
American Funds IS Asset Allocation Fund (Class 1)	279,482	514
American Funds IS Blue Chip Income and Growth Fund (Class 1)	80,407	1,333
American Funds IS Bond Fund (Class 1)	42,759	194
American Funds IS Growth Fund (Class 1)	322,496	6,419
American Funds IS Growth-Income Fund (Class 1)	24,186	40
American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1)	21,500	39
BlackRock Basic Value V.I. Fund (Class I)	278,589	601
BlackRock Capital Appreciation V.I. Fund (Class I)	48,686	24
BlackRock Equity Dividend V.I. Fund (Class I)	290,202	628
BlackRock Global Allocation V.I. Fund (Class I)	19,247	81
DFA VA Global Bond Portfolio	23,950	116
DFA VA Short-Term Fixed Portfolio	17,419	52
A127

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
DFA VA U.S. Large Value Portfolio	$15,000	$22
DFA VA U.S. Targeted Value Portfolio	7,947	3,781
Fidelity® VIP Balanced Portfolio (Initial Class)	113,051	261
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	22,973	28,372
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	300,589	24,071
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	6,887	2
Fidelity® VIP Financial Services Portfolio (Initial Class)	24,456	28,596
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	10,886	49
Fidelity® VIP Health Care Portfolio (Initial Class)	5,055	1
Fidelity® VIP Industrials Portfolio (Initial Class)	3,484	10
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	28,339	113
Fidelity® VIP Mid Cap Portfolio (Initial Class)	325,111	47,194
Fidelity® VIP Strategic Income Portfolio (Initial Class)	36,989	22,329
Fidelity® VIP Technology Portfolio (Initial Class)	54,637	58,388
Fidelity® VIP Utilities Portfolio (Initial Class)	22,443	25,485
ClearBridge Variable Mid Cap Portfolio (Class I)	4,721	207
ClearBridge Variable Small Cap Growth Portfolio (Class I)	284,396	634
Western Asset Core Plus VIT Portfolio (Class I)	131,900	769
Western Asset Variable Global High Yield Bond Portfolio (Class I)	8,956	27
MFS® Mid Cap Growth Series (Initial Class)	13,091	218
MFS® International Intrinsic Value Portfolio (Initial Class)	61,151	138
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	5,047	1
MFS® International Growth Portfolio (Service Shares)	751,732	43,994
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	364,693	54,562
MFS® Technology Portfolio (Service Shares)	7,196,713	497,423
MFS® Investors Trust Series (Service Shares)	190,236	62,392
MFS® Mid Cap Growth Series (Service Shares)	3,018,317	115,803
MFS® New Discovery Series (Service Shares)	1,310,514	147,724
MFS® Research Series (Service Shares)	252,720	10,815
MFS® Total Return Bond Series (Service Shares)	7,434,302	660,348
MFS® Total Return Series (Service Shares)	3,540,506	79,354
MFS® Utilities Series (Service Shares)	1,824,910	263,834
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,529,267	192,095
American Funds IS Asset Allocation Fund (Class 4)	4,240,706	35,471
American Funds IS Blue Chip Income and Growth Fund (Class 4)	899,192	25,393
American Funds IS Bond Fund (Class 4)	944,212	5,722
American Funds IS Global Growth and Income Fund (Class 4)	582,699	1,529
American Funds IS Global Small Capitalization Fund (Class 4)	259,451	4,298
American Funds IS Growth Fund (Class 4)	2,074,222	84,993
American Funds IS Growth-Income Fund (Class 4)	1,020,601	43,591
American Funds IS International Fund (Class 4)	212,246	14,693
American Funds IS New World Fund® (Class 4)	702,888	38,829
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	386,372	26,713
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	276,240	23,564
BlackRock Basic Value V.I. Fund (Class III)	21,570	11
BlackRock Capital Appreciation V.I. Fund (Class III)	194,426	2,784
BlackRock Equity Dividend V.I. Fund (Class III)	631,526	51,379
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	310,573	12,520
A128

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Fidelity® VIP Balanced Portfolio (Service Class 2)	$3,691,577	$90,832
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	3,197,908	23,126
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,933,041	14,222

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of

A129

Note 6:    Related Party Transactions (continued)
customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.
A130

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	63,611	$0.87	to	$10.05	$75,655	0.29%	0.25%	to	2.00%	-1.71%	to	0.05%
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%	1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%	1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%	1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%	1.00%	to	2.00%	-1.92%	to	-0.90%

	Prudential Diversified Bond Portfolio
December 31, 2020	35,328	$2.56	to	$10.45	$111,321	0.00%	0.50%	to	1.65%	4.20%	to	7.01%
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%	1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%	1.35%	to	1.65%	3.88%	to	4.19%

	Prudential Equity Portfolio (Class I)
December 31, 2020	31,434	$3.43	to	$12.22	$173,977	0.00%	0.35%	to	2.00%	26.47%	to	27.28%
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%	1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%	1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%	1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%	1.35%	to	2.00%	1.74%	to	2.39%

	Prudential Flexible Managed Portfolio
December 31, 2020	2,239	$4.04	to	$4.04	$9,057	0.00%	1.40%	to	1.40%	8.07%	to	8.07%
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%	1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%	1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%	1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%	1.40%	to	1.40%	7.02%	to	7.02%

	Prudential Conservative Balanced Portfolio
December 31, 2020	2,977	$3.69	to	$10.79	$11,081	0.00%	0.50%	to	1.40%	9.74%	to	9.89%
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%	1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%	1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%	1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%	1.40%	to	1.40%	5.80%	to	5.80%

	Prudential Value Portfolio (Class I)
December 31, 2020	46,148	$2.54	to	$10.29	$176,782	0.00%	0.35%	to	2.00%	1.55%	to	6.02%
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%	1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%	1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%	1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%	1.35%	to	2.00%	9.22%	to	9.92%

	Prudential High Yield Bond Portfolio
December 31, 2020	19,359	$2.85	to	$20.21	$112,672	0.00%	0.40%	to	2.00%	5.01%	to	6.56%
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%	1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%	1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%	1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%	1.35%	to	2.00%	13.97%	to	14.69%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	491	$5.17	to	$11.59	$2,772	0.00%	0.35%	to	1.40%	10.73%	to	21.00%
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%	1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%	1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%	1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%	1.40%	to	1.40%	23.63%	to	23.63%

	Prudential Stock Index Portfolio
December 31, 2020	63,156	$2.60	to	$14.49	$418,550	0.00%	0.35%	to	2.00%	15.76%	to	17.66%
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%	0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%	0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%	1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%	1.35%	to	2.00%	9.64%	to	10.34%
A131

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2020	13,540	$1.97	to	$4.41	$52,146	0.00%	1.35%	to	2.00%	13.56%	to	14.29%
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	44,193	$3.39	to	$14.08	$367,736	0.00%	0.50%	to	2.00%	46.86%	to	54.12%
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	8,149	$5.43	to	$11.93	$67,814	0.00%	0.35%	to	1.95%	8.83%	to	15.11%
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%

	T. Rowe Price International Stock Portfolio
December 31, 2020	7,401	$1.74	to	$2.43	$17,760	0.56%	1.35%	to	1.65%	12.59%	to	12.93%
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2020	10,587	$2.82	to	$4.48	$47,263	2.32%	1.35%	to	1.65%	-0.46%	to	-0.17%
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2020	15,938	$2.02	to	$3.92	$61,367	1.31%	1.35%	to	1.65%	12.00%	to	12.33%
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	10,970	$2.62	to	$5.57	$60,007	0.53%	1.35%	to	1.65%	30.80%	to	31.18%
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2020	11,790	$2.35	to	$4.33	$50,513	1.35%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%

	MFS® Research Series (Initial Class)
December 31, 2020	3,265	$2.96	to	$4.91	$15,961	0.71%	1.35%	to	1.65%	14.70%	to	15.04%
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
A132

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2020	10,743	$3.63	to	$6.92	$74,028	0.00%	1.35%	to	1.65%	29.72%	to	30.10%
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%

	American Century VP Value Fund (Class I)
December 31, 2020	4,347	$3.53	to	$4.38	$18,931	2.28%	1.35%	to	1.65%	-0.66%	to	-0.37%
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2020	4,762	$3.46	to	$6.12	$28,341	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	8,380	$4.68	to	$5.08	$42,559	0.00%	1.35%	to	1.65%	28.80%	to	29.18%
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%

	Davis Value Portfolio
December 31, 2020	7,837	$2.46	to	$2.61	$20,215	0.68%	1.35%	to	1.65%	9.91%	to	10.23%
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2020	3,771	$2.51	to	$2.67	$9,931	0.00%	1.35%	to	1.65%	32.95%	to	33.35%
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2020	19,333	$2.76	to	$10.34	$67,045	0.00%	0.40%	to	2.00%	-0.10%	to	6.65%
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2020	3,104	$2.12	to	$4.87	$10,649	0.35%	1.40%	to	2.00%	29.98%	to	30.75%
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2020	18,627	$3.70	to	$13.62	$112,875	0.00%	0.40%	to	2.00%	40.63%	to	45.51%
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
A133

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	11,417	$1.54	to	$3.92	$32,180	0.00%	1.40%	to	2.00%	29.52%	to	30.29%
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	10,060	$9.87	to	$35.58	$223,300	0.00%	0.35%	to	3.25%	-6.00%	to	-3.18%
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	87,356	$12.02	to	$19.31	$1,414,008	0.00%	0.35%	to	3.25%	7.73%	to	10.96%
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	40,083	$10.75	to	$24.17	$722,108	0.00%	0.35%	to	3.25%	-1.23%	to	1.73%
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%

	AST High Yield Portfolio
December 31, 2020	13,874	$10.44	to	$20.60	$222,486	0.00%	0.35%	to	3.25%	-0.70%	to	2.28%
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	6,330	$14.64	to	$49.23	$214,364	0.00%	0.35%	to	2.95%	31.31%	to	34.71%
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2020	5,021	$9.56	to	$27.24	$98,039	0.00%	0.35%	to	3.25%	-8.88%	to	-6.14%
December 31, 2019	4,833	$10.22	to	$29.48	$101,715	0.00%	0.35%	to	3.25%	1.67%	to	18.49%
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%

	AST Small-Cap Value Portfolio
December 31, 2020	6,132	$10.41	to	$28.72	$126,028	0.00%	0.35%	to	3.25%	-2.42%	to	0.51%
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%

	AST Mid-Cap Growth Portfolio
December 31, 2020	21,152	$13.91	to	$45.77	$694,961	0.00%	0.35%	to	3.25%	30.46%	to	34.37%
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
A134

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	20,701	$10.63	to	$30.51	$456,871	0.00%	0.35%	to	2.95%	-2.60%	to	-0.08%
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	11,729	$14.06	to	$53.96	$463,953	0.00%	0.35%	to	3.25%	27.32%	to	31.13%
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%

	AST MFS Growth Portfolio
December 31, 2020	7,886	$13.89	to	$50.33	$293,573	0.00%	0.35%	to	2.95%	26.74%	to	30.02%
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2020	16,157	$10.06	to	$32.02	$340,471	0.00%	0.35%	to	3.25%	-4.98%	to	-2.13%
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	19,290	$8.42	to	$12.63	$203,814	0.00%	0.35%	to	3.25%	-0.77%	to	2.20%
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%

	AST QMA US Equity Alpha Portfolio
December 31, 2020	8,719	$10.18	to	$35.67	$224,029	0.00%	0.35%	to	3.25%	-8.27%	to	-5.52%
December 31, 2019	9,514	$10.81	to	$38.35	$265,594	0.00%	0.35%	to	3.25%	8.35%	to	23.78%
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	23,647	$8.04	to	$13.78	$236,498	0.00%	0.35%	to	3.25%	-5.40%	to	-2.56%
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	574,902	$12.52	to	$25.10	$11,461,948	0.00%	0.35%	to	3.25%	8.88%	to	12.14%
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%

	AST MFS Global Equity Portfolio
December 31, 2020	17,709	$11.95	to	$33.53	$440,204	0.00%	0.35%	to	3.25%	10.47%	to	13.78%
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
A135

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2020	14,571	$12.99	to	$21.51	$235,886	0.00%	0.35%	to	3.25%	9.41%	to	12.68%
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%

	AST Templeton Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$8.12	to	$11.80	$—	0.00%	0.35%	to	2.85%	-7.83%	to	-5.78%
December 31, 2019	17,621	$8.46	to	$12.61	$178,859	0.00%	0.35%	to	3.25%	-2.27%	to	1.05%
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	92,867	$11.80	to	$23.70	$1,483,962	0.00%	0.35%	to	3.25%	3.19%	to	6.29%
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	462,883	$12.58	to	$27.09	$9,641,762	0.00%	0.35%	to	3.25%	9.73%	to	13.02%
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	185,426	$11.18	to	$17.83	$2,680,163	0.00%	0.35%	to	3.25%	0.83%	to	3.85%
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	406,939	$12.29	to	$23.74	$7,752,708	0.00%	0.35%	to	3.25%	8.14%	to	11.38%
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	272,149	$11.81	to	$18.93	$4,402,595	0.00%	0.35%	to	3.25%	5.54%	to	8.70%
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	199,009	$12.04	to	$21.68	$3,365,838	0.00%	0.35%	to	3.25%	5.22%	to	8.38%
December 31, 2019	219,308	$11.10	to	$20.32	$3,452,244	0.00%	0.35%	to	3.25%	10.98%	to	19.34%
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	677,603	$11.48	to	$23.47	$12,604,378	0.00%	0.35%	to	3.25%	2.42%	to	5.49%
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
A136

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2020	320,430	$12.37	to	$25.76	$6,421,615	0.00%	0.35%	to	3.25%	7.08%	to	10.29%
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%	0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	26,177	$14.92	to	$64.30	$1,198,109	0.00%	0.35%	to	3.25%	35.27%	to	39.32%
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%	0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%

	AST Government Money Market Portfolio
December 31, 2020	42,575	$7.37	to	$10.10	$394,114	0.15%	0.35%	to	3.10%	-2.89%	to	-0.13%
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%	0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%

	AST Small-Cap Growth Portfolio
December 31, 2020	9,192	$15.31	to	$55.97	$357,295	0.00%	0.35%	to	3.25%	43.57%	to	47.87%
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%	0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	124,642	$10.54	to	$16.76	$1,628,565	0.00%	0.35%	to	3.25%	3.88%	to	6.99%
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%	0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%

	AST International Value Portfolio
December 31, 2020	10,617	$10.15	to	$16.69	$133,174	0.00%	0.35%	to	3.25%	-3.84%	to	-0.95%
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%	0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%

	AST International Growth Portfolio
December 31, 2020	14,820	$14.20	to	$29.31	$319,509	0.00%	0.35%	to	3.25%	27.06%	to	30.86%
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%	0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%

	AST Investment Grade Bond Portfolio
December 31, 2020	67,533	$12.60	to	$21.49	$1,150,344	0.00%	0.35%	to	2.65%	13.38%	to	16.06%
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%	0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2020	94,750	$11.05	to	$16.34	$1,381,144	0.00%	0.35%	to	3.25%	4.60%	to	7.73%
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%	0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
A137

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Cohen & Steers Global Realty Portfolio
December 31, 2020	4,067	$10.03	to	$25.10	$70,617	0.00%	0.35%	to	3.25%	-6.10%	to	-3.28%
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%	0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%

	AST Emerging Markets Equity Portfolio
December 31, 2020	24,148	$8.89	to	$15.77	$262,116	0.00%	0.35%	to	3.25%	0.68%	to	3.70%
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2020	14,038	$10.65	to	$32.49	$326,190	0.00%	0.35%	to	3.25%	-0.89%	to	2.08%
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%

	AST AllianzGI World Trends Portfolio
December 31, 2020	235,817	$12.56	to	$20.89	$4,004,115	0.00%	0.35%	to	3.25%	10.39%	to	13.70%
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2020	137,600	$12.45	to	$24.03	$2,547,203	0.00%	0.35%	to	3.25%	9.48%	to	12.76%
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2020	142,027	$11.80	to	$18.46	$2,118,632	0.00%	0.35%	to	3.25%	5.43%	to	8.58%
December 31, 2019	154,762	$10.87	to	$17.27	$2,145,046	0.00%	0.35%	to	3.25%	8.59%	to	15.38%
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%

	ProFund VP Consumer Services
December 31, 2020	29	$14.30	to	$45.14	$1,206	0.00%	0.35%	to	2.00%	25.83%	to	27.89%
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%

	ProFund VP Consumer Goods
December 31, 2020	19	$15.05	to	$31.00	$506	0.74%	0.35%	to	2.00%	28.48%	to	30.59%
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%

	ProFund VP Financials
December 31, 2020	46	$11.34	to	$24.02	$688	0.76%	0.35%	to	2.30%	-3.98%	to	-2.11%
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%

A138

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Health Care
December 31, 2020	77	$12.61	to	$36.55	$2,471	0.00%	0.35%	to	2.30%	11.86%	to	14.04%
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%

	ProFund VP Industrials
December 31, 2020	21	$12.84	to	$33.37	$563	0.19%	0.35%	to	2.30%	14.13%	to	16.35%
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%

	ProFund VP Mid-Cap Growth
December 31, 2020	36	$12.97	to	$30.64	$901	0.00%	0.35%	to	2.30%	18.18%	to	20.47%
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%

	ProFund VP Mid-Cap Value
December 31, 2020	31	$10.76	to	$23.96	$611	0.44%	0.35%	to	2.30%	0.00%	to	1.94%
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%

	ProFund VP Real Estate
December 31, 2020	19	$13.15	to	$21.72	$324	1.63%	0.55%	to	2.30%	-8.40%	to	-6.81%
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%

	ProFund VP Small-Cap Growth
December 31, 2020	24	$24.24	to	$32.98	$717	0.00%	0.55%	to	2.30%	14.75%	to	16.75%
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%

	ProFund VP Small-Cap Value
December 31, 2020	12	$18.55	to	$23.55	$238	0.03%	0.55%	to	2.00%	-0.92%	to	0.51%
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%

	ProFund VP Telecommunications
December 31, 2020	8	$10.42	to	$18.86	$104	0.97%	0.35%	to	2.00%	1.13%	to	2.79%
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%

	ProFund VP Utilities
December 31, 2020	29	$11.07	to	$25.38	$563	1.56%	0.35%	to	2.30%	-4.59%	to	-2.74%
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
A139

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Growth
December 31, 2020	45	$28.99	to	$40.51	$1,486	0.00%	0.55%	to	2.30%	27.99%	to	30.21%
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%

	ProFund VP Large-Cap Value
December 31, 2020	69	$15.16	to	$24.08	$1,301	1.27%	0.55%	to	2.30%	-2.31%	to	-0.61%
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2020	10,532	$16.83	to	$53.29	$451,664	0.00%	0.35%	to	3.25%	49.04%	to	53.50%
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%

	AST Bond Portfolio 2020 (liquidated December 31, 2020)
December 31, 2020	—	$10.28	to	$13.15	$—	0.00%	1.15%	to	3.25%	-1.94%	to	0.19%
December 31, 2019	3,874	$10.44	to	$13.13	$46,049	0.00%	1.15%	to	3.25%	0.14%	to	2.31%
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%

	AST Bond Portfolio 2021
December 31, 2020	5,012	$11.27	to	$14.21	$64,273	0.00%	1.15%	to	3.25%	-0.20%	to	1.96%
December 31, 2019	2,778	$11.29	to	$13.45	$35,107	0.00%	1.75%	to	3.25%	1.65%	to	3.26%
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2020	7	$17.76	to	$19.16	$125	2.88%	1.40%	to	1.85%	2.98%	to	3.44%
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2020	99	$7.38	to	$7.99	$753	0.00%	1.40%	to	1.85%	40.81%	to	41.43%
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2020	10	$41.63	to	$43.16	$417	0.00%	1.50%	to	1.85%	55.23%	to	55.76%
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%

	AST Bond Portfolio 2022
December 31, 2020	1,310	$10.87	to	$13.04	$16,239	0.00%	1.50%	to	3.25%	1.59%	to	3.46%
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
A140

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Quantitative Modeling Portfolio
December 31, 2020	75,102	$11.69	to	$20.02	$1,249,337	0.00%	0.35%	to	2.65%	8.70%	to	11.18%
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	130,979	$11.34	to	$15.59	$1,847,482	0.00%	0.35%	to	2.95%	1.74%	to	4.37%
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2020	37	$29.92	to	$30.90	$1,114	0.69%	1.50%	to	1.85%	19.12%	to	19.53%
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%

	AST Prudential Core Bond Portfolio
December 31, 2020	35,984	$10.49	to	$13.51	$448,549	0.00%	0.35%	to	3.25%	2.60%	to	5.68%
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%

	AST Bond Portfolio 2023
December 31, 2020	415	$9.60	to	$11.65	$4,510	0.00%	1.15%	to	3.25%	3.30%	to	5.54%
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%

	AST MFS Growth Allocation Portfolio
December 31, 2020	54,399	$12.37	to	$18.48	$902,132	0.00%	0.35%	to	3.25%	6.30%	to	9.49%
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2020	825	$10.92	to	$13.36	$9,949	0.00%	0.35%	to	1.95%	5.35%	to	7.07%
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%

	AST MFS Large-Cap Value Portfolio
December 31, 2020	11,095	$10.94	to	$23.17	$228,837	0.00%	0.35%	to	2.95%	0.92%	to	3.53%
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%

	AST Bond Portfolio 2024
December 31, 2020	132	$10.05	to	$11.26	$1,428	0.00%	1.50%	to	2.95%	5.54%	to	7.05%
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
A141

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AQR Emerging Markets Equity Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.45	to	$13.80	$—	0.00%	0.35%	to	1.95%	-2.24%	to	-1.26%
December 31, 2019	2,679	$10.66	to	$14.01	$31,138	0.00%	0.35%	to	1.95%	6.12%	to	17.16%
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2020	9,007	$10.95	to	$22.06	$179,575	0.00%	0.35%	to	2.85%	1.74%	to	4.36%
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2020	1,200,377	$13.40	to	$14.28	$16,087,144	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%

	AST AQR Large-Cap Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.75	to	$19.96	$—	0.00%	0.48%	to	2.95%	-1.06%	to	0.44%
December 31, 2019	1,244	$10.72	to	$19.88	$22,672	0.00%	0.48%	to	2.95%	7.58%	to	21.90%
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%

	AST Large-Cap Core Portfolio
December 31, 2020	2,175	$11.89	to	$23.03	$43,237	0.00%	0.35%	to	2.95%	7.96%	to	10.76%
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%

	AST Bond Portfolio 2025
December 31, 2020	220	$11.81	to	$13.58	$2,808	0.00%	1.15%	to	3.10%	7.90%	to	10.07%
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2020	188,341	$12.74	to	$17.34	$3,080,473	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%

	AST Goldman Sachs Global Growth Allocation Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.30	to	$11.90	$—	0.00%	0.48%	to	0.86%	-11.60%	to	-11.49%
December 31, 2019	2,948	$10.51	to	$13.46	$38,504	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2020	8,977	$12.08	to	$16.77	$142,737	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%

A142

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2020	7,540	$11.33	to	$14.98	$108,311	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.17	to	$9.83	$—	0.00%	0.48%	to	0.86%	-7.83%	to	-7.72%
December 31, 2019	1,931	$9.95	to	$10.67	$19,518	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%

	AST Managed Equity Portfolio (merged April 24, 2020)
December 31, 2020	—	$8.58	to	$11.97	$—	0.00%	0.48%	to	0.86%	-19.76%	to	-19.66%
December 31, 2019	2,925	$10.69	to	$14.92	$41,307	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%

	AST Managed Fixed Income Portfolio (merged April 24, 2020)
December 31, 2020	—	$9.95	to	$10.97	$—	0.00%	0.48%	to	0.86%	-1.71%	to	-1.59%
December 31, 2019	3,408	$10.12	to	$11.15	$37,798	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%

	AST FQ Absolute Return Currency Portfolio (merged August 14, 2020)
December 31, 2020	—	$11.29	to	$12.50	$—	0.00%	0.48%	to	0.86%	24.90%	to	25.19%
December 31, 2019	243	$9.03	to	$9.99	$2,224	0.00%	0.48%	to	0.86%	-4.03%	to	0.50%
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%

	AST Jennison Global Infrastructure Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.32	to	$14.51	$—	0.00%	0.48%	to	0.86%	-2.24%	to	-2.01%
December 31, 2019	571	$10.55	to	$14.84	$7,700	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%

	AST PIMCO Dynamic Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$9.88	to	$10.54	$—	0.00%	0.48%	to	0.86%	1.57%	to	1.91%
December 31, 2019	902	$9.72	to	$10.38	$8,875	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2020	38,487	$11.43	to	$14.02	$513,153	0.00%	0.35%	to	1.95%	4.00%	to	5.70%
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%

	AST Bond Portfolio 2026
December 31, 2020	811	$10.52	to	$11.80	$9,089	0.00%	1.30%	to	3.15%	7.19%	to	9.26%
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%

A143

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AB Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$10.28	to	$11.70	$—	0.00%	0.48%	to	0.86%	2.31%	to	2.65%
December 31, 2019	473	$10.03	to	$11.40	$5,294	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%

	AST Goldman Sachs Global Income Portfolio (merged November 13, 2020)
December 31, 2020	—	$10.73	to	$12.22	$—	0.00%	0.48%	to	0.86%	6.63%	to	6.99%
December 31, 2019	229	$10.05	to	$11.42	$2,559	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%

	AST Global Bond Portfolio
December 31, 2020	18,521	$10.05	to	$11.95	$199,922	0.00%	0.35%	to	2.70%	0.54%	to	3.99%
December 31, 2019	295	$9.96	to	$11.50	$3,344	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%

	AST Neuberger Berman Long/Short Portfolio (merged August 14, 2020)
December 31, 2020	—	$10.62	to	$12.54	$—	0.00%	0.48%	to	0.86%	3.88%	to	4.12%
December 31, 2019	438	$10.21	to	$12.06	$5,168	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%

	AST QMA International Core Equity Portfolio
December 31, 2020	848	$11.22	to	$13.42	$10,110	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	779	$10.59	to	$12.70	$8,847	0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%

	AST Managed Alternatives Portfolio (merged April 24, 2020)
December 31, 2020	—	$10.07	to	$10.47	$—	0.00%	0.35%	to	0.86%	1.86%	to	2.02%
December 31, 2019	934	$9.88	to	$10.28	$9,310	0.00%	0.35%	to	0.86%	1.35%	to	4.69%
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%

	Blackrock Global Allocation V.I. Fund (Class III)
December 31, 2020	4,459	$12.61	to	$15.40	$65,022	1.37%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	4,130	$10.52	to	$12.87	$51,164	1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2020	1,658	$10.75	to	$13.29	$21,175	3.37%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	1,594	$10.29	to	$12.74	$19,837	3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2020	1,049	$10.71	to	$11.92	$11,975	0.00%	1.15%	to	3.25%	8.23%	to	10.58%
December 31, 2019	3,296	$9.89	to	$10.78	$34,237	0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

A144

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2020	418		$14.43	to	$14.81	$6,114		1.59%	1.40%	to	2.00%	10.71%	to	11.36%
December 31, 2019	451		$13.03	to	$13.30	$5,937		2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506		$10.84	to	$11.00	$5,533		0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547		$13.44	to	$13.55	$7,381		0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585		$9.72	to	$9.74	$5,696		0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2020	—	(1)	$11.40	to	$12.16	$—	(1)	0.00%	1.30%	to	2.95%	11.40%	to	13.21%
December 31, 2019	887		$10.12	to	$10.75	$9,329		0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788		$9.37	to	$9.78	$26,723		0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222		$9.89	to	$10.10	$2,219		0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2020	3		$11.64	to	$12.36	$38		0.00%	1.30%	to	3.25%	12.51%	to	14.80%
December 31, 2019	1,766		$10.34	to	$10.80	$18,741		0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313		$9.52	to	$9.73	$3,009		0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2020	89,195		$13.52	to	$14.04	$1,227,833		0.00%	0.35%	to	1.95%	19.63%	to	21.58%
December 31, 2019	78,975		$11.24	to	$11.57	$902,733		0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990		$9.42	to	$9.51	$274,473		0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2020	3,435		$12.36	to	$12.80	$43,329		0.00%	1.15%	to	2.95%	11.23%	to	13.19%
December 31, 2019	920		$11.07	to	$11.31	$10,321		0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2020	19,637		$13.30	to	$14.38	$279,519		0.00%	0.35%	to	1.95%	16.06%	to	17.95%
December 31, 2019	14,124		$11.27	to	$12.29	$172,194		0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2020	15,395		$12.88	to	$13.66	$207,231		0.00%	0.35%	to	1.95%	13.50%	to	15.35%
December 31, 2019	10,889		$11.17	to	$11.86	$128,249		0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	315		$10.74	to	$10.87	$3,384		0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	28		$10.06	to	$10.06	$279		0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	274		$10.74	to	$10.88	$2,947		0.00%	0.40%	to	1.30%	6.59%	to	7.56%
December 31, 2019	28		$10.08	to	$10.08	$280		0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A145

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST PIMCO Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	406	$10.74	to	$10.87	$4,361	0.00%	0.40%	to	1.30%	6.71%	to	7.68%
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	578	$10.76	to	$10.90	$6,228	0.00%	0.40%	to	1.30%	6.26%	to	7.23%
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock Corporate Bond Portfolio (available August 19, 2019)
December 31, 2020	350	$10.98	to	$11.12	$3,848	0.00%	0.40%	to	1.30%	9.15%	to	10.14%
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019)
December 31, 2020	825	$11.65	to	$11.79	$9,610	0.00%	0.35%	to	1.45%	13.07%	to	14.33%
December 31, 2019	107	$10.30	to	$10.31	$1,099	0.00%	0.85%	to	1.45%	3.02%	to	3.10%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2020	5,312	$11.00	to	$11.19	$58,919	0.00%	1.15%	to	2.95%	9.97%	to	11.91%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1	$12.13	to	$12.13	$11	0.42%	0.50%	to	0.50%	25.68%	to	25.68%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	7	$15.29	to	$15.30	$108	0.00%	0.40%	to	0.50%	59.14%	to	59.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	2	$13.26	to	$13.26	$27	0.00%	0.50%	to	0.50%	37.98%	to	37.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	5	$10.63	to	$10.64	$51	5.90%	0.40%	to	0.50%	5.95%	to	6.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A146

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Initial Class) (available February 24, 2020)
December 31, 2020	1		$13.92	to	$13.93	$7	0.00%	0.40%	to	0.50%	43.43%	to	43.55%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Initial Class) (available February 24, 2020)
December 31, 2020	87		$10.76	to	$10.77	$935	0.00%	0.25%	to	0.40%	9.53%	to	9.67%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Initial Class) (available February 24, 2020)
December 31, 2020	5		$10.53	to	$10.53	$57	0.00%	0.25%	to	0.25%	5.12%	to	5.12%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Equity Index Portfolio (available February 24, 2020)
December 31, 2020	5		$11.33	to	$11.33	$52	0.00%	0.85%	to	0.85%	17.23%	to	17.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Global Bond Index (available February 24, 2020)
December 31, 2020	—	(1)	$10.34	to	$10.34	$3	0.00%	0.75%	to	0.75%	3.06%	to	3.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Mid-Cap Index Portfolio (available February 24, 2020)
December 31, 2020	1		$11.35	to	$11.35	$15	0.00%	0.75%	to	0.75%	16.93%	to	16.93%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Real Estate Index Portfolio (available February 24, 2020)
December 31, 2020	3		$8.81	to	$8.82	$29	0.00%	0.75%	to	0.85%	(10.61)%	to	(10.54)%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total Bond Market Index Portfolio (available February 24, 2020)
December 31, 2020	2		$10.42	to	$10.42	$26	0.00%	0.75%	to	0.75%	3.75%	to	3.75%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Total International Stock Index Portfolio (available February 24, 2020)
December 31, 2020	6		$11.25	to	$11.26	$71	0.00%	0.75%	to	0.85%	16.60%	to	16.70%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A147

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard Total Stock Market Index Portfolio (available February 24, 2020)
December 31, 2020	11	$11.55	to	$11.55	$132	0.00%	0.75%	to	0.75%	19.48%	to	19.48%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Balanced Portfolio (available February 24, 2020)
December 31, 2020	6	$10.73	to	$10.73	$62	0.00%	0.85%	to	0.85%	9.49%	to	9.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Conservative Allocation Portfolio (available February 24, 2020)
December 31, 2020	7	$10.86	to	$10.87	$75	0.00%	0.75%	to	0.85%	9.89%	to	9.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Growth Portfolio (available February 24, 2020)
December 31, 2020	1	$13.09	to	$13.09	$11	0.00%	0.75%	to	0.75%	35.55%	to	35.55%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard High Yield Bond Portfolio (available February 24, 2020)
December 31, 2020	1	$10.37	to	$10.37	$6	0.00%	0.75%	to	0.75%	4.24%	to	4.24%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Moderate Allocation Portfolio (available February 24, 2020)
December 31, 2020	5	$11.08	to	$11.08	$52	0.00%	0.85%	to	0.85%	12.99%	to	12.99%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Vanguard Short-Term Investment Grade Portfolio (available February 24, 2020)
December 31, 2020	3	$10.35	to	$10.36	$31	0.00%	0.75%	to	0.85%	3.30%	to	3.39%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 1) (available February 24, 2020)
December 31, 2020	26	$10.93	to	$10.96	$286	12.73%	0.60%	to	0.85%	11.90%	to	12.14%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 1) (available February 24, 2020)
December 31, 2020	7	$10.72	to	$10.72	$80	11.58%	0.85%	to	0.85%	11.04%	to	11.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A148

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Bond Fund (Class 1) (available February 24, 2020)
December 31, 2020	4	$10.65	to	$10.65	$43	5.32%	0.85%	to	0.85%	6.21%	to	6.21%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 1) (available February 24, 2020)
December 31, 2020	24	$13.86	to	$13.87	$335	1.87%	0.75%	to	0.85%	44.00%	to	44.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 1) (available February 24, 2020)
December 31, 2020	2	$11.03	to	$11.03	$25	3.46%	0.85%	to	0.85%	13.98%	to	13.98%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1) (available February 24, 2020)
December 31, 2020	2	$10.77	to	$10.77	$22	5.16%	0.75%	to	0.75%	7.13%	to	7.13%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	29	$10.43	to	$10.43	$299	13.38%	0.25%	to	0.25%	7.67%	to	7.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	4	$12.95	to	$12.96	$49	0.00%	0.40%	to	0.50%	34.41%	to	34.52%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	30	$10.37	to	$10.40	$309	2.64%	0.25%	to	0.50%	7.26%	to	7.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Global Allocation V.I. Fund (Class I) (available February 24, 2020)
December 31, 2020	2	$11.81	to	$11.81	$21	3.20%	0.50%	to	0.50%	20.42%	to	20.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA Global Bond Portfolio (available February 24, 2020)
December 31, 2020	2	$10.03	to	$10.03	$24	0.19%	0.75%	to	0.75%	0.33%	to	0.33%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A149

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	DFA VA Short-Term Fixed Portfolio (available February 24, 2020)
December 31, 2020	2		$9.96	to	$9.96	$17	2.82%	0.85%	to	0.85%	-0.42%	to	-0.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Large Value Portfolio (available February 24, 2020)
December 31, 2020	2		$9.96	to	$9.96	$15	23.16%	0.75%	to	0.75%	3.23%	to	3.23%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	DFA VA U.S. Targeted Value Portfolio (available February 24, 2020)
December 31, 2020	—	(1)	$10.76	to	$10.76	$5	6.29%	0.75%	to	0.75%	11.44%	to	11.44%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	10		$11.75	to	$11.75	$119	7.12%	0.25%	to	0.25%	20.30%	to	20.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$12.98	to	$12.98	$—	0.00%	0.40%	to	0.40%	34.38%	to	34.38%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	26		$11.98	to	$12.00	$317	2.69%	0.25%	to	0.40%	23.40%	to	23.56%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$13.26	to	$13.26	$7	0.00%	0.40%	to	0.40%	37.43%	to	37.43%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Financial Services Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$9.98	to	$9.98	$—	0.00%	0.40%	to	0.40%	3.11%	to	3.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$10.20	to	$10.20	$11	28.53%	0.40%	to	0.40%	2.25%	to	2.25%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A150

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Health Care Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$11.68	to	$11.68	$5	0.00%	0.50%	to	0.50%	22.24%	to	22.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Industrials Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$10.78	to	$10.78	$4	0.85%	0.50%	to	0.50%	11.80%	to	11.80%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	3		$11.83	to	$11.84	$31	0.86%	0.40%	to	0.50%	22.50%	to	22.61%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Mid Cap Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	27		$11.54	to	$11.56	$309	2.49%	0.25%	to	0.50%	18.90%	to	19.16%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Strategic Income Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$10.52	to	$10.52	$15	18.54%	0.40%	to	0.40%	5.68%	to	5.68%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Technology Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	1		$14.98	to	$14.99	$11	0.00%	0.40%	to	0.50%	56.17%	to	56.30%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Utilities Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—		$9.27	to	$9.27	$—	0.00%	0.40%	to	0.40%	(6.09)%	to	(6.09)%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Mid Cap Portfolio (Class I) (available February 24, 2020)
December 31, 2020	—	(1)	$11.16	to	$11.16	$6	0.69%	0.40%	to	0.40%	15.11%	to	15.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	ClearBridge Variable Small Cap Growth Portfolio (Class I) (available February 24, 2020)
December 31, 2020	23		$13.61	to	$13.64	$315	0.00%	0.25%	to	0.50%	40.46%	to	40.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A151

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Western Asset Core Plus VIT Portfolio (Class I) (available February 24, 2020)
December 31, 2020	13		$10.61	to	$10.62	$133	13.51%	0.40%	to	0.50%	6.11%	to	6.20%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Western Asset Variable Global High Yield Bond Portfolio (Class I) (available February 24, 2020)
December 31, 2020	1		$10.54	to	$10.55	$9	11.46%	0.40%	to	0.50%	5.98%	to	6.07%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Initial Class) (available February 24, 2020)
December 31, 2020	1		$12.73	to	$12.74	$15	0.00%	0.40%	to	0.50%	30.65%	to	30.76%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Intrinsic Value Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	5		$11.91	to	$11.92	$64	0.00%	0.40%	to	0.50%	23.14%	to	23.24%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (available February 24, 2020)
December 31, 2020	—	(1)	$11.78	to	$11.78	$5	0.00%	0.50%	to	0.50%	22.11%	to	22.11%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	58		$13.44	to	$13.48	$787	0.92%	0.48%	to	0.86%	32.37%	to	32.71%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	26		$13.52	to	$13.56	$351	0.14%	0.48%	to	0.86%	33.08%	to	33.42%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (available April 27, 2020)
December 31, 2020	518		$14.58	to	$14.62	$7,568	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Investors Trust Series (Service Shares) (available April 27, 2020)
December 31, 2020	11		$13.01	to	$13.03	$149	0.55%	0.48%	to	0.73%	27.78%	to	28.00%
December 31, 2019	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A152

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Mid Cap Growth Series (Service Shares) (available April 27, 2020)
December 31, 2020	231	$14.75	to	$14.79	$3,420	0.00%	0.48%	to	0.86%	44.30%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® New Discovery Series (Service Shares) (available April 27, 2020)
December 31, 2020	87	$16.70	to	$16.74	$1,448	0.00%	0.48%	to	0.86%	61.70%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (available April 27, 2020)
December 31, 2020	20	$12.95	to	$12.99	$259	0.46%	0.48%	to	0.86%	27.73%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (available April 27, 2020)
December 31, 2020	649	$10.72	to	$10.74	$6,968	3.40%	0.48%	to	0.73%	7.48%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (available April 27, 2020)
December 31, 2020	316	$11.98	to	$12.01	$3,796	1.97%	0.48%	to	0.86%	18.27%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (available April 27, 2020)
December 31, 2020	144	$12.13	to	$12.16	$1,752	1.67%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	128	$10.98	to	$10.99	$1,406	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (available August 17, 2020)
December 31, 2020	412	$10.87	to	$10.88	$4,479	2.01%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 4) (available August 17, 2020)
December 31, 2020	84	$11.11	to	$11.13	$940	2.50%	0.48%	to	0.86%	11.02%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A153

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Bond Fund (Class 4) (available August 17, 2020)
December 31, 2020	94	$10.13	to	$10.13	$953.04	2.52%	0.48%	to	0.68%	1.27%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Growth and Income Fund (Class 4) (available August 17, 2020)
December 31, 2020	57	$11.34	to	$11.35	$649.56	1.18%	0.48%	to	0.86%	12.99%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (available August 17, 2020)
December 31, 2020	23	$12.45	to	$12.46	$290.48	0.00%	0.48%	to	0.66%	23.41%	to	23.49%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (available August 17, 2020)
December 31, 2020	184	$12.23	to	$12.25	$2,248.40	0.00%	0.48%	to	0.86%	20.33%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (available August 17, 2020)
December 31, 2020	95	$11.05	to	$11.07	$1,054.15	1.28%	0.48%	to	0.86%	10.12%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (available August 17, 2020)
December 31, 2020	19	$11.98	to	$11.99	$223.85	0.40%	0.48%	to	0.86%	19.41%	to	19.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (available August 17, 2020)
December 31, 2020	59	$11.92	to	$11.93	$707.85	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	34	$11.22	to	$11.23	$382.01	1.56%	0.48%	to	0.86%	11.55%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	24	$11.26	to	$11.27	$270.23	2.41%	0.48%	to	0.73%	12.70%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A154

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Basic Value V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	2	$11.50	to	$11.50	$22.22	5.43%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Capital Appreciation V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	18	$11.59	to	$11.60	$205.87	0.00%	0.48%	to	0.68%	14.97%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	56	$11.26	to	$11.27	$628.65	0.98%	0.48%	to	0.68%	12.84%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (available August 17, 2020)
December 31, 2020	28	$11.40	to	$11.40	$317.74	0.00%	0.48%	to	0.66%	12.81%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	340	$11.16	to	$11.17	$3,796.85	1.64%	0.48%	to	0.86%	11.30%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	284	$12.36	to	$12.38	$3,514.17	0.00%	0.48%	to	0.86%	22.29%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (available August 17, 2020)
December 31, 2020	184	$10.89	to	$10.90	$2,004.57	0.82%	0.48%	to	0.86%	7.63%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.
A155

Note 7:    Financial Highlights (continued)

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

(1)     Amount is less than 1,000 units and/or $1,000 in net assets.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. These charges are assessed daily through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.
A156

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the
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Note 8:    Charges and Expenses (continued)
unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	AST FQ Absolute Return Currency Portfolio (4)
Prudential Diversified Bond Portfolio (1)	AST Jennison Global Infrastructure Portfolio (4)
Prudential Equity Portfolio (Class I) (1)	AST PIMCO Dynamic Bond Portfolio (5)
Prudential Flexible Managed Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
Prudential Conservative Balanced Portfolio (1)	AST Bond Portfolio 2026 (1)
Prudential Value Portfolio (Class I) (1)	AST AB Global Bond Portfolio (5)
Prudential High Yield Bond Portfolio (1)	AST Goldman Sachs Global Income Portfolio (5)
Prudential Natural Resources Portfolio (Class I) (1)	AST Global Bond Portfolio (1)
Prudential Stock Index Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (4)
Prudential Global Portfolio (1)	AST QMA International Core Equity Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Managed Alternatives Portfolio (3)
Prudential Small Capitalization Stock Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
T. Rowe Price International Stock Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2027 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	NVIT Emerging Markets Fund (Class D) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2028 (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Bond Portfolio 2029 (1)
MFS® Research Series (Initial Class) (1)	AST American Funds Growth Allocation Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2030 (1)
American Century VP Value Fund (Class I) (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST Western Asset Corporate Bond Portfolio (1)
Davis Value Portfolio (1)	AST T. Rowe Price Corporate Bond Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST PIMCO Corporate Bond Portfolio (1)
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Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Prudential Corporate Bond Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST BlackRock Corporate Bond Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST Dimensional Global Core Allocation Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Bond Portfolio 2031 (6)
AST Cohen & Steers Realty Portfolio (1)	Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (7)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (7)
AST T. Rowe Price Large-Cap Value Portfolio (1)	Fidelity® VIP Growth Portfolio (Initial Class) (7)
AST High Yield Portfolio (1)	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (7)
AST Small-Cap Growth Opportunities Portfolio (1)	MFS® New Discovery Series (Initial Class) (7)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	MFS® Total Return Series (Initial Class) (7)
AST Small-Cap Value Portfolio (1)	MFS® Total Return Bond Series (Initial Class) (7)
AST Mid-Cap Growth Portfolio (1)	Vanguard Equity Index Portfolio (7)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Vanguard Global Bond Index (7)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Vanguard Mid-Cap Index Portfolio (7)
AST MFS Growth Portfolio (1)	Vanguard Real Estate Index Portfolio (7)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Vanguard Total Bond Market Index Portfolio (7)
AST BlackRock Low Duration Bond Portfolio (1)	Vanguard Total International Stock Index Portfolio (7)
AST QMA US Equity Alpha Portfolio (1)	Vanguard Total Stock Market Index Portfolio (7)
AST T. Rowe Price Natural Resources Portfolio (1)	Vanguard Balanced Portfolio (7)
AST T. Rowe Price Asset Allocation Portfolio (1)	Vanguard Conservative Allocation Portfolio (7)
AST MFS Global Equity Portfolio (1)	Vanguard Growth Portfolio (7)
AST J.P. Morgan International Equity Portfolio (1)	Vanguard High Yield Bond Portfolio (7)
AST Templeton Global Bond Portfolio (5)	Vanguard Moderate Allocation Portfolio (7)
AST Wellington Management Hedged Equity Portfolio (1)	Vanguard Short-Term Investment Grade Portfolio (7)
AST Capital Growth Asset Allocation Portfolio (1)	American Funds IS Asset Allocation Fund (Class 1) (7)
AST Academic Strategies Asset Allocation Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 1) (7)
AST Balanced Asset Allocation Portfolio (1)	American Funds IS Bond Fund (Class 1) (7)
AST Preservation Asset Allocation Portfolio (1)	American Funds IS Growth Fund (Class 1) (7)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	American Funds IS Growth-Income Fund (Class 1) (7)
AST Prudential Growth Allocation Portfolio (1)	American Funds IS U.S. Government/AAA-Rated Securities Fund (Class 1) (7)
AST Advanced Strategies Portfolio (1)	BlackRock Basic Value V.I. Fund (Class I) (7)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (7)
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AST Government Money Market Portfolio (1)	BlackRock Equity Dividend V.I. Fund (Class I) (7)
AST Small-Cap Growth Portfolio (1)	BlackRock Global Allocation V.I. Fund (Class I) (7)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	DFA VA Global Bond Portfolio (7)
AST International Value Portfolio (1)	DFA VA Short-Term Fixed Portfolio (7)
AST International Growth Portfolio (1)	DFA VA U.S. Large Value Portfolio (7)
AST Investment Grade Bond Portfolio (1)	DFA VA U.S. Targeted Value Portfolio (7)
AST Western Asset Core Plus Bond Portfolio (1)	Fidelity® VIP Balanced Portfolio Initial Class) (7)
AST Cohen & Steers Global Realty Portfolio (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (7)
AST Emerging Markets Equity Portfolio (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (7)
AST Goldman Sachs Small-Cap Value Portfolio (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (7)
AST AllianzGI World Trends Portfolio (1)	Fidelity® VIP Financial Services Portfolio (Initial Class) (7)
AST J.P. Morgan Global Thematic Portfolio (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (7)
AST Goldman Sachs Multi-Asset Portfolio (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (7)
ProFund VP Consumer Services (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (7)
ProFund VP Consumer Goods (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (7)
ProFund VP Financials (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (7)
ProFund VP Health Care (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (7)
ProFund VP Industrials (1)	Fidelity® VIP Technology Portfolio (Initial Class) (7)
ProFund VP Mid-Cap Growth (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (7)
ProFund VP Mid-Cap Value (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (7)
ProFund VP Real Estate (1)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (7)
ProFund VP Small-Cap Growth (1)	Western Asset Core Plus VIT Portfolio (Class I) (7)
ProFund VP Small-Cap Value (1)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (7)
ProFund VP Telecommunications (1)	MFS® Mid Cap Growth Series (Initial Class) (7)
ProFund VP Utilities (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (7)
ProFund VP Large-Cap Growth (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (7)
ProFund VP Large-Cap Value (1)	MFS® International Growth Portfolio (Service Shares) (8)
AST Jennison Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (8)
AST Bond Portfolio 2020 (2)	MFS® Technology Portfolio (Service Shares) (8)
AST Bond Portfolio 2021 (1)	MFS® Investors Trust Series (Service Shares) (8)
Wells Fargo VT International Equity Fund (Class 1) (1)	MFS® Mid Cap Growth Series (Service Shares) (8)
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Wells Fargo VT Omega Growth Fund (Class 1) (1)	MFS® New Discovery Series (Service Shares) (8)
Wells Fargo VT Small Cap Growth Fund (Class 1) (1)	MFS® Research Series (Service Shares) (8)
AST Bond Portfolio 2022 (1)	MFS® Total Return Bond Series (Service Shares) (8)
AST Quantitative Modeling Portfolio (1)	MFS® Total Return Series (Service Shares) (8)
AST BlackRock Global Strategies Portfolio (1)	MFS® Utilities Series (Service Shares) (8)
Wells Fargo VT Opportunity Fund (Class 1) (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (9)
AST Prudential Core Bond Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (9)
AST Bond Portfolio 2023 (1)	American Funds IS Blue Chip Income and Growth Fund (Class 4) (9)
AST MFS Growth Allocation Portfolio (1)	American Funds IS Bond Fund (Class 4) (9)
AST Western Asset Emerging Markets Debt Portfolio (1)	American Funds IS Global Growth and Income Fund (Class 4) (9)
AST MFS Large-Cap Value Portfolio (1)	American Funds IS Global Small Capitalization Fund (Class 4) (9)
AST Bond Portfolio 2024 (1)	American Funds IS Growth Fund (Class 4) (9)
AST AQR Emerging Markets Equity Portfolio (4)	American Funds IS Growth-Income Fund (Class 4) (9)
AST ClearBridge Dividend Growth Portfolio (1)	American Funds IS International Fund (Class 4) (9)
AST Multi-Sector Fixed Income Portfolio (1)	American Funds IS New World Fund® (Class 4) (9)
AST AQR Large-Cap Portfolio (4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (9)
AST Large-Cap Core Portfolio (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (9)
AST Bond Portfolio 2025 (1)	BlackRock Basic Value V.I. Fund (Class III) (9)
AST T. Rowe Price Growth Opportunities Portfolio (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (9)
AST Goldman Sachs Global Growth Allocation Portfolio (3)	BlackRock Equity Dividend V.I. Fund (Class III) (9)
AST T. Rowe Price Diversified Real Growth Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (9)
AST Prudential Flexible Multi-Strategy Portfolio (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (9)
AST Franklin Templeton K2 Global Absolute Return Portfolio (3)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (9)
AST Managed Equity Portfolio (3)	Fidelity® VIP Health Care Portfolio (Service Class 2) (9)
AST Managed Fixed Income Portfolio (3)

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(1)Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)Statement of net assets as of December 31, 2020 (date of liquidation), statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(3)Statement of net assets as of April 24, 2020 (date of merger), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.

(4)Statement of net assets as of August 14, 2020 (date of merger), statement of operations for the period January 1, 2020 to August 14, 2020 and statement of changes in net assets for the period January 1, 2020 to August 14, 2020 and for the year ended December 31, 2019.

(5)Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.

(6)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period January 2, 2020 (commencement of operations) to December 31, 2020.
(7)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period February 24, 2020 (commencement of operations) to December 31, 2020.
(8)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period April 27, 2020 (commencement of operations) to December 31, 2020.
(9)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period August 17, 2020 (commencement of operations) to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.
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